UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zipcode)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415)670-2000

Date of fiscal year end: August 31, 2017

Date of reporting period: May 31, 2017

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EUROZONE ETF

May 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.96%

EXCHANGE-TRADED FUNDS — 99.96%
iShares MSCI Eurozone ETF[a,b]	67,073	$2,762,066

		2,762,066

TOTAL INVESTMENT COMPANIES
(Cost: $2,289,616)		2,762,066

SHORT-TERM INVESTMENTS — 6.89%

MONEY MARKET FUNDS — 6.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[b,c,e]	188,906	189,000
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	1,331	1,331

		190,331

TOTAL SHORT-TERM INVESTMENTS
(Cost: $190,331)		190,331

TOTAL INVESTMENTS IN SECURITIES — 106.85%
(Cost: $2,479,947)[f]		2,952,397
Other Assets, Less Liabilities — (6.85)%		(189,230)

NET ASSETS — 100.00%		$2,763,167

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $2,480,985. Net unrealized appreciation was $471,412, of which $472,450 represented gross unrealized appreciation on securities and $1,038 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Eurozone ETF	67,434	3,280	(3,641)	67,073	$2,762,066	$15,366	$10,556

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EUROZONE ETF

May 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	1,378,620	EUR	1,225,000	MS	07/06/2017	$1

						1

EUR	1,225,000	USD	1,376,303	MS	06/05/2017	(11)
USD	1,342,395	EUR	1,225,000	MS	06/05/2017	(33,897)
EUR	610,000	USD	686,832	MS	07/06/2017	(336)

						(34,244)

			Net unrealized depreciation			$(34,243)

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

EUR — Euro

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,762,066	$—	$—	$2,762,066
Money market funds	190,331	—	—	190,331

Total	$2,952,397	$—	$—	$2,952,397

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$1	$—	$1
Liabilities:
Forward currency contracts	—	(34,244)	—	(34,244)

Total	$—	$(34,243)	$—	$(34,243)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

2

Schedule of Investments (Unaudited)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI JAPAN ETF

May 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.90%

EXCHANGE-TRADED FUNDS — 99.90%
iShares MSCI Japan ETF[a]	97,093	$5,174,086

		5,174,086

TOTAL INVESTMENT COMPANIES
(Cost: $4,742,403)		5,174,086

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	2,465	2,465

		2,465

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,465)		2,465

TOTAL INVESTMENTS IN SECURITIES — 99.95%
(Cost: $4,744,868)[d]		5,176,551
Other Assets, Less Liabilities — 0.05%		2,738

NET ASSETS — 100.00%		$5,179,289

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $4,755,853. Net unrealized appreciation was $420,698, of which $431,683 represented gross unrealized appreciation on securities and $10,985 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Japan ETF	286,366	35,120	(224,393)[a]	97,093	$5,174,086	$43,629	$3,175

[a]	Includes 215,814 shares received from a one-for-four reverse stock split.

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI JAPAN ETF

May 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	3,832,578	JPY	423,345,000	MS	07/06/2017	$4,170

						4,170

JPY	423,345,000	USD	3,827,098	MS	06/05/2017	(4,189)
USD	3,802,836	JPY	423,345,000	MS	06/05/2017	(20,073)
JPY	136,690,000	USD	1,237,537	MS	07/06/2017	(1,417)

						(25,679)

			Net unrealized depreciation			$(21,509)

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

JPY — Japanese Yen

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$5,174,086	$—	$—	$5,174,086
Money market funds	2,465	—	—	2,465

Total	$5,176,551	$—	$—	$5,176,551

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$4,170	$—	$4,170
Liabilities:
Forward currency contracts	—	(25,679)	—	(25,679)

Total	$—	$(21,509)	$—	$(21,509)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

4

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI AUSTRALIA ETF

May 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.65%

EXCHANGE-TRADED FUNDS — 99.65%
iShares MSCI Australia ETF[a]	163,155	$3,506,201

		3,506,201

TOTAL INVESTMENT COMPANIES
(Cost: $3,309,857)		3,506,201

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	1,578	1,578

		1,578

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,578)		1,578

TOTAL INVESTMENTS IN SECURITIES — 99.70%
(Cost: $3,311,435)[d]		3,507,779
Other Assets, Less Liabilities — 0.30%		10,599

NET ASSETS — 100.00%		$3,518,378

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $3,403,417. Net unrealized appreciation was $104,362, of which $196,344 represented gross unrealized appreciation on securities and $91,982 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Australia ETF	488,097	28,011	(352,953)	163,155	$3,506,201	$88,153	$867,489

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI AUSTRALIA ETF

May 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	3,657,861	AUD	4,903,000	MS	06/05/2017	$14,896
USD	3,651,901	AUD	4,903,000	MS	07/06/2017	10,693

						25,589

AUD	4,903,000	USD	3,653,735	MS	06/05/2017	(10,770)
AUD	182,000	USD	135,380	MS	07/06/2017	(218)

						(10,988)

			Net unrealized appreciation			$14,601

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$3,506,201	$—	$—	$3,506,201
Money market funds	1,578	—	—	1,578

Total	$3,507,779	$—	$—	$3,507,779

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$25,589	$—	$25,589
Liabilities:
Forward currency contracts	—	(10,988)	—	(10,988)

Total	$—	$14,601	$—	$14,601

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

6

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI CANADA ETF

May 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.67%

EXCHANGE-TRADED FUNDS — 99.67%
iShares MSCI Canada ETF[a]	95,420	$2,496,187

		2,496,187

TOTAL INVESTMENT COMPANIES
(Cost: $2,489,222)		2,496,187

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	1,718	1,718

		1,718

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,718)		1,718

TOTAL INVESTMENTS IN SECURITIES — 99.74%
(Cost: $2,490,940)[d]		2,497,905
Other Assets, Less Liabilities — 0.26%		6,455

NET ASSETS — 100.00%		$2,504,360

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,610,306. Net unrealized depreciation was $112,401, of which $6,965 represented gross unrealized appreciation on securities and $119,366 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Canada ETF	416,192	20,968	(341,740)	95,420	$2,496,187	$25,983	$1,346,186

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI CANADA ETF

May 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CAD	13,000	USD	9,517	MS	06/05/2017	$107
CAD	5,000	USD	3,703	MS	07/06/2017	—
USD	2,556,016	CAD	3,441,000	MS	07/06/2017	7,157

						7,264

CAD	3,441,000	USD	2,554,714	MS	06/05/2017	(7,289)
USD	2,542,543	CAD	3,454,000	MS	06/05/2017	(14,506)
CAD	60,000	USD	44,449	MS	07/06/2017	(5)

						(21,800)

			Net unrealized depreciation			$(14,536)

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CAD — Canadian Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,496,187	$—	$—	$2,496,187
Money market funds	1,718	—	—	1,718

Total	$2,497,905	$—	$—	$2,497,905

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$7,264	$—	$7,264
Liabilities:
Forward currency contracts	—	(21,800)	—	(21,800)

Total	$—	$(14,536)	$—	$(14,536)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

8

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EUROZONE ETF

May 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.72%

EXCHANGE-TRADED FUNDS — 100.72%
iShares MSCI Eurozone ETF[a]	36,310,258	$1,495,256,424

		1,495,256,424

TOTAL INVESTMENT COMPANIES
(Cost: $1,403,929,790)		1,495,256,424

TOTAL INVESTMENTS IN SECURITIES — 100.72%
(Cost: $1,403,929,790)[b]		1,495,256,424
Other Assets, Less Liabilities — (0.72)%		(10,650,838)

NET ASSETS — 100.00%		$1,484,605,586

[a]	Affiliated issuer. See Schedule 1.
[b]	The cost of investments for federal income tax purposes was $1,416,668,122. Net unrealized appreciation was $78,588,302, of which $91,326,634 represented gross unrealized appreciation on securities and $12,738,332 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Eurozone ETF	39,282,725	17,030,973	(20,003,440)	36,310,258	$1,495,256,424	$7,232,806	$(12,336,880)

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	1,203,788,811	USD	1,341,976,826	BBP	06/05/2017	$10,484,280
EUR	4,133,000	USD	4,584,815	JPM	06/05/2017	58,625
EUR	108,724,534	USD	121,474,481	MS	06/05/2017	677,928
EUR	31,511,000	USD	34,356,357	SSB	06/05/2017	1,046,366
EUR	23,434,000	USD	25,879,458	TNTC	06/05/2017	448,726
USD	4,595,850	EUR	4,087,000	SSB	06/05/2017	4,091
USD	39,366	EUR	35,000	TNTC	06/05/2017	44

						12,720,060

USD	9,180,721	EUR	8,194,000	BBP	06/05/2017	(25,268)
USD	4,577,527	EUR	4,080,000	BNY	06/05/2017	(6,367)
USD	9,106,513	EUR	8,352,000	CSFB	06/05/2017	(276,989)
USD	19,601,896	EUR	17,802,000	GS	06/05/2017	(398,716)
USD	20,689,851	EUR	18,812,000	HSBC	06/05/2017	(445,499)
USD	148,329,879	EUR	136,064,534	MS	06/05/2017	(4,539,120)
USD	1,271,777,580	EUR	1,164,716,811	RBS	06/05/2017	(36,785,992)
USD	10,296,832	EUR	9,448,000	TNTC	06/05/2017	(318,031)
EUR	450,000	USD	506,964	BOA	07/06/2017	(532)
EUR	5,181,000	USD	5,837,117	RBS	07/06/2017	(6,403)
USD	1,348,603,226	EUR	1,207,617,811	BBP	07/06/2017	(10,453,646)
USD	10,687,886	EUR	9,497,000	CSFB	07/06/2017	(68)
USD	121,116,019	EUR	108,218,534	MS	07/06/2017	(673,459)

						(53,930,090)

			Net unrealized depreciation			$(41,210,030)

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROZONE ETF

May 31, 2017

Counterparties:

BBP — Barclays Bank PLC Wholesale

BNY — Bank of New York

BOA — Bank of America N.A

CSFB — Credit Suisse First Boston

GS — Goldman Sachs International

HSBC — HSBC Bank PLC

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

RBS — Royal Bank of Scotland

SSB — State Street Bank London

TNTC — The Northern Trust Company

Currency abbreviations:

EUR — Euro

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$1,495,256,424	$—	$—	$1,495,256,424

Total	$1,495,256,424	$—	$—	$1,495,256,424

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$12,720,060	$—	$12,720,060
Liabilities:
Forward currency contracts	—	(53,930,090)	—	(53,930,090)

Total	$—	$(41,210,030)	$—	$(41,210,030)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

10

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

May 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.69%

EXCHANGE-TRADED FUNDS — 100.69%
iShares MSCI Germany ETF[a]	29,562,108	$917,016,590

		917,016,590

TOTAL INVESTMENT COMPANIES
(Cost: $873,199,471)		917,016,590

TOTAL INVESTMENTS IN SECURITIES — 100.69%
(Cost: $873,199,471)[b]		917,016,590
Other Assets, Less Liabilities — (0.69)%		(6,317,346)

NET ASSETS — 100.00%		$910,699,244

[a]	Affiliated issuer. See Schedule 1.
[b]	The cost of investments for federal income tax purposes was $876,744,438. Net unrealized appreciation was $40,272,152, of which $43,817,119 represented gross unrealized appreciation on securities and $3,544,967 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Germany ETF	18,777,370	21,456,710	(10,671,972)	29,562,108	$917,016,590	$176,135	$(2,597,168)

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	757,929,568	USD	844,939,882	BBP	06/05/2017	$6,596,743
EUR	65,651,433	USD	73,351,689	MS	06/05/2017	407,934
EUR	18,562,000	USD	20,212,242	SSB	06/05/2017	642,233
EUR	756,000	USD	825,197	TNTC	06/05/2017	24,172
EUR	5,217,000	USD	5,871,191	CSFB	07/06/2017	37
USD	599,311	EUR	532,000	GS	07/06/2017	596

						7,671,715

USD	8,577,712	EUR	7,873,000	CSFB	06/05/2017	(267,632)
USD	76,084,492	EUR	69,844,433	MS	06/05/2017	(2,385,982)
USD	829,480,404	EUR	759,898,568	RBS	06/05/2017	(24,268,399)
USD	5,745,791	EUR	5,283,000	TNTC	06/05/2017	(189,679)
EUR	10,563,000	USD	11,900,128	BOA	07/06/2017	(12,494)
USD	852,285,313	EUR	763,175,568	BBP	07/06/2017	(6,594,865)
USD	73,475,770	EUR	65,651,433	MS	07/06/2017	(408,558)

						(34,127,609)

			Net unrealized depreciation			$(26,455,894)

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

May 31, 2017

Counterparties:

BBP — Barclays Bank PLC Wholesale

BOA — Bank of America N.A

CSFB — Credit Suisse First Boston

GS — Goldman Sachs International

MS — Morgan Stanley and Co. International PLC

RBS — Royal Bank of Scotland

SSB — State Street Bank London

TNTC — The Northern Trust Company

Currency abbreviations:

EUR — Euro

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$917,016,590	$—	$—	$917,016,590

Total	$917,016,590	$—	$—	$917,016,590

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$7,671,715	$—	$7,671,715
Liabilities:
Forward currency contracts	—	(34,127,609)	—	(34,127,609)

Total	$—	$(26,455,894)	$—	$(26,455,894)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

12

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ITALY ETF

May 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.51%

EXCHANGE-TRADED FUNDS — 100.51%
iShares MSCI Italy Capped ETF[a]	236,888	$6,602,069

		6,602,069

TOTAL INVESTMENT COMPANIES
(Cost: $6,255,236)		6,602,069

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	2,550	2,550

		2,550

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,550)		2,550

TOTAL INVESTMENTS IN SECURITIES — 100.55%
(Cost: $6,257,786)[d]		6,604,619
Other Assets, Less Liabilities — (0.55)%		(35,819)

NET ASSETS — 100.00%		$6,568,800

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $6,282,426. Net unrealized appreciation was $322,193, of which $346,833 represented gross unrealized appreciation on securities and $24,640 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Italy Capped ETF	621,544	707841	(1,092,497)[a]	236,888	$6,602,069	$75,177	$(1,466,912)

[a]	Includes 159,368 shares received from a one-for-two reverse stock split.

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ITALY ETF

May 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	5,938,000	USD	6,633,579	MS	06/05/2017	$37,786
USD	105,898	EUR	94,000	MS	07/06/2017	110

						37,896

USD	6,472,586	EUR	5,938,000	MS	06/05/2017	(198,778)
EUR	113,000	USD	127,233	MS	07/06/2017	(62)
USD	6,607,639	EUR	5,904,000	MS	07/06/2017	(36,742)

						(235,582)

			Net unrealized depreciation			$(197,686)

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

EUR — Euro

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$6,602,069	$—	$—	$6,602,069
Money market funds	2,550	—	—	2,550

Total	$6,604,619	$—	$—	$6,604,619

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$37,896	$—	$37,896
Liabilities:
Forward currency contracts	—	(235,582)	—	(235,582)

Total	$—	$(197,686)	$—	$(197,686)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

14

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

May 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.13%

EXCHANGE-TRADED FUNDS — 100.13%
iShares MSCI Japan ETF[a]	20,211,360	$1,077,063,374

		1,077,063,374

TOTAL INVESTMENT COMPANIES
(Cost: $1,037,694,263)		1,077,063,374

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	1,077,595	1,077,595

		1,077,595

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,077,595)		1,077,595

TOTAL INVESTMENTS IN SECURITIES — 100.23%
(Cost: $1,038,771,858)[d]		1,078,140,969
Other Assets, Less Liabilities — (0.23)%		(2,474,501)

NET ASSETS — 100.00%		$1,075,666,468

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $1,043,560,238. Net unrealized appreciation was $34,580,731, of which $39,369,111 represented gross unrealized appreciation on securities and $4,788,380 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Japan ETF	38,311,015	25,724,877	(43,824,532)[a]	20,211,360	$1,077,063,374	$9,399,113	$13,724,885

[a]	Includes 26,020,572 shares received from a one-for-four reverse stock split.

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

May 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
JPY	653,128,000	USD	5,722,537	BNP	06/05/2017	$175,368
JPY	106,174,723,800	USD	956,960,106	HSBC	06/05/2017	1,823,497
JPY	10,646,853,200	USD	95,946,986	MS	06/05/2017	196,691
JPY	2,614,716,000	USD	22,984,093	RBS	06/05/2017	627,429
JPY	1,602,702,000	USD	14,364,682	TDB	06/05/2017	108,108
JPY	1,802,871,000	USD	16,213,729	TNTC	06/05/2017	66,635
JPY	5,178,038,000	USD	45,795,503	WBC	06/05/2017	963,440
USD	23,776,904	JPY	2,625,460,000	BOA	07/06/2017	34,254

						3,995,422

USD	11,569,026	JPY	1,286,161,000	BNP	06/05/2017	(45,321)
USD	1,011,289,057	JPY	112,477,085,800	HSBC	06/05/2017	(4,406,410)
USD	119,516,862	JPY	13,310,852,200	MS	06/05/2017	(683,374)
USD	14,378,036	JPY	1,598,933,000	TNTC	06/05/2017	(60,718)
JPY	103,350,000	USD	935,495	MS	07/06/2017	(876)
USD	958,394,026	JPY	106,174,723,800	HSBC	07/06/2017	(1,768,888)
USD	96,083,795	JPY	10,646,853,200	MS	07/06/2017	(198,194)

						(7,163,781)

			Net unrealized depreciation			$(3,168,359)

Counterparties:

BNP — BNP Paribas SA

BOA — Bank of America N.A.

HSBC — HSBC Bank PLC

MS — Morgan Stanley and Co. International PLC

RBS — Royal Bank of Scotland

TDB — Toronto Dominion Bank

TNTC — The Northern Trust Company

WBC — Westpac Banking Corporation

Currency abbreviations:

JPY — Japanese Yen

USD — United States Dollar

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

May 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$1,077,063,374	$—	$—	$1,077,063,374
Money market funds	1,077,595	—	—	1,077,595

Total	$1,078,140,969	$—	$—	$1,078,140,969

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$3,995,422	$—	$3,995,422
Liabilities:
Forward currency contracts	—	(7,163,781)	—	(7,163,781)

Total	$—	$(3,168,359)	$—	$(3,168,359)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

17

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI MEXICO ETF

May 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.46%

EXCHANGE-TRADED FUNDS — 99.46%
iShares MSCI Mexico Capped ETF[a,b]	60,268	$3,111,034

		3,111,034

TOTAL INVESTMENT COMPANIES
(Cost: $2,930,288)		3,111,034

SHORT-TERM INVESTMENTS — 46.35%

MONEY MARKET FUNDS — 46.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[c,d,e]	1,447,751	1,448,475
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	1,205	1,205

		1,449,680

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,449,680)		1,449,680

TOTAL INVESTMENTS IN SECURITIES — 145.81%
(Cost: $4,379,968)[f]		4,560,714
Other Assets, Less Liabilities — (45.81)%		(1,432,960)

NET ASSETS — 100.00%		$3,127,754

[a]	Affiliated issuer. See Schedule 1.
[b]	All or portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $4,387,779. Net unrealized appreciation was $172,935, of which $180,746 represented gross unrealized appreciation on securities and $7,811 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Mexico Capped ETF	23,115	95,963	(58,810)	60,268	$3,111,034	$9,068	$(138,361)

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI MEXICO ETF

May 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
MXN	1,566,000	USD	83,274	MS	07/06/2017	$234
USD	3,277,833	MXN	61,176,000	MS	07/06/2017	15,610

						15,844

MXN	61,176,000	USD	3,295,668	MS	06/05/2017	(16,408)
USD	3,202,632	MXN	61,176,000	MS	06/05/2017	(76,628)
MXN	724,000	USD	38,621	MS	07/06/2017	(14)

						(93,050)

			Net unrealized depreciation			$(77,206)

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

MXN — Mexican Peso

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$3,111,034	$—	$—	$3,111,034
Money market funds	1,449,680	—	—	1,449,680

Total	$4,560,714	$—	$—	$4,560,714

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$15,844	$—	$15,844
Liabilities:
Forward currency contracts	—	(93,050)	—	(93,050)

Total	$—	$(77,206)	$—	$(77,206)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

19

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI SOUTH KOREA ETF

May 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.39%

EXCHANGE-TRADED FUNDS — 100.39%
iShares MSCI South Korea Capped ETF[a]	21,431	$1,451,307

		1,451,307

TOTAL INVESTMENT COMPANIES
(Cost: $1,236,958)		1,451,307

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	709	709

		709

TOTAL SHORT-TERM INVESTMENTS
(Cost: $709)		709

TOTAL INVESTMENTS IN SECURITIES — 100.44%
(Cost: $1,237,667)[d]		1,452,016
Other Assets, Less Liabilities — (0.44)%		(6,371)

NET ASSETS — 100.00%		$1,445,645

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $1,256,610. Net unrealized appreciation was $195,406, of which $214,349 represented gross unrealized appreciation on securities and $18,943 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI South Korea Capped ETF	219,077	72,741	(270,387)	21,431	$1,451,307	$100,286	$818,980

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI SOUTH KOREA ETF

May 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
KRW	1,523,259,000	USD	1,355,152	MS	06/05/2017	$5,569

						5,569

USD	1,342,835	KRW	1,523,259,000	MS	06/05/2017	(17,886)
KRW	18,425,000	USD	16,469	MS	07/06/2017	(3)
USD	1,463,786	KRW	1,644,835,000	MS	07/06/2017	(6,240)

						(24,129)

			Net unrealized depreciation			$(18,560)

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

KRW — South Korean Won

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$1,451,307	$—	$—	$1,451,307
Money market funds	709	—	—	709

Total	$1,452,016	$—	$—	$1,452,016

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$5,569	$—	$5,569
Liabilities:
Forward currency contracts	—	(24,129)	—	(24,129)

Total	$—	$(18,560)	$—	$(18,560)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

21

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI SPAIN ETF

May 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.51%

EXCHANGE-TRADED FUNDS — 100.51%
iShares MSCI Spain Capped ETF[a]	1,759,081	$58,700,533

		58,700,533

TOTAL INVESTMENT COMPANIES
(Cost: $48,702,543)		58,700,533

TOTAL INVESTMENTS IN SECURITIES — 100.51%
(Cost: $48,702,543)[b]		58,700,533
Other Assets, Less Liabilities — (0.51)%		(298,577)

NET ASSETS — 100.00%		$58,401,956

[a]	Affiliated issuer. See Schedule 1.
[b]	The cost of investments for federal income tax purposes was $48,712,156. Net unrealized appreciation was $9,988,377, of which $9,997,990 represented gross unrealized appreciation on securities and $9,613 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Spain Capped ETF	602,289	1,810,913	(654,121)	1,759,081	$58,700,533	$1,283,699	$(1,032,767)

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	52,929,000	USD	59,131,968	MS	06/05/2017	$333,956

						333,956

USD	57,694,546	EUR	52,929,000	MS	06/05/2017	(1,771,378)
EUR	572,000	USD	644,315	MS	07/06/2017	(585)
USD	59,019,957	EUR	52,735,000	MS	07/06/2017	(328,177)

						(2,100,140)

			Net unrealized depreciation			$(1,766,184)

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI SPAIN ETF

May 31, 2017

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

EUR — Euro

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$58,700,533	$—	$—	$58,700,533

Total	$58,700,533	$—	$—	$58,700,533

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$333,956	$—	$333,956
Liabilities:
Forward currency contracts	—	(2,100,140)	—	(2,100,140)

Total	$—	$(1,766,184)	$—	$(1,766,184)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

23

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI SWITZERLAND ETF

May 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.72%

EXCHANGE-TRADED FUNDS — 100.72%
iShares MSCI Switzerland Capped ETF[a]	154,840	$5,408,561

		5,408,561

TOTAL INVESTMENT COMPANIES
(Cost: $5,051,920)		5,408,561

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	2,861	2,861

		2,861

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,861)		2,861

TOTAL INVESTMENTS IN SECURITIES — 100.77%
(Cost: $5,054,780)[d]		5,411,422
Other Assets, Less Liabilities — (0.77)%		(41,169)

NET ASSETS — 100.00%		$5,370,253

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $5,073,335. Net unrealized appreciation was $338,087, of which $356,642 represented gross unrealized appreciation on securities and $18,555 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Switzerland Capped ETF	154,512	88,800	(88,472)	154,840	$5,408,561	$2,176	$(35,653)

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI SWITZERLAND ETF

May 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CHF	5,243,000	USD	5,373,654	MS	06/06/2017	$40,870
USD	45,578	CHF	44,000	MS	07/06/2017	46

						40,916

USD	5,310,525	CHF	5,243,000	MS	06/06/2017	(103,999)
CHF	26,000	USD	26,918	MS	07/06/2017	(13)
USD	5,357,638	CHF	5,217,000	MS	07/06/2017	(41,022)

						(145,034)

			Net unrealized depreciation			$(104,118)

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CHF — Swiss Franc

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$5,408,561	$—	$—	$5,408,561
Money market funds	2,861	—	—	2,861

Total	$5,411,422	$—	$—	$5,411,422

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$40,916	$—	$40,916
Liabilities:
Forward currency contracts	—	(145,034)	—	(145,034)

Total	$—	$(104,118)	$—	$(104,118)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

25

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI UNITED KINGDOM ETF

May 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.05%

EXCHANGE-TRADED FUNDS — 100.05%
iShares MSCI United Kingdom ETF[a]	777,858	$26,921,665

		26,921,665

TOTAL INVESTMENT COMPANIES
(Cost: $24,977,738)		26,921,665

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	11,668	11,668

		11,668

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,668)		11,668

TOTAL INVESTMENTS IN SECURITIES — 100.09%
(Cost: $24,989,406)[d]		26,933,333
Other Assets, Less Liabilities — (0.09)%		(25,552)

NET ASSETS — 100.00%		$26,907,781

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $25,016,420. Net unrealized appreciation was $1,916,913, of which $1,943,927 represented gross unrealized appreciation on securities and $27,014 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI United Kingdom ETF	7,259,436	2,390,392	(8,871,970)[a]	777,858	$26,921,665	$859,389	$4,517,188

[a]	Includes 3,792,372 shares from a one-for-two reverse stock split.

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI UNITED KINGDOM ETF

May 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
GBP	7,023,600	USD	9,040,694	MS	06/05/2017	$9,560
GBP	11,380,400	USD	14,640,137	SCB	06/05/2017	24,068
USD	2,397,183	GBP	1,860,000	GS	06/05/2017	481
USD	9,086,787	GBP	7,046,600	MS	06/05/2017	6,896
USD	406,619	GBP	314,000	SSB	06/05/2017	2,015
USD	1,185,670	GBP	916,000	UBS	06/05/2017	5,359
GBP	6,000	USD	7,738	MS	07/06/2017	1
USD	3,190,759	GBP	2,469,000	MS	07/06/2017	6,104

						54,484

GBP	2,962,000	USD	3,835,575	MS	06/05/2017	(18,893)
GBP	51,983,000	USD	67,403,572	RBS	06/05/2017	(420,921)
USD	81,449,936	GBP	63,212,400	MS	06/05/2017	(2,348)
USD	9,050,034	GBP	7,023,600	MS	07/06/2017	(9,402)
USD	14,655,609	GBP	11,380,400	SCB	07/06/2017	(23,474)

						(475,038)

			Net unrealized depreciation			$(420,554)

Counterparties:

GS — Goldman Sachs International

MS — Morgan Stanley and Co. International PLC

RBS — Royal Bank of Scotland

SCB — Standard Chartered Bank

SSB — State Street Bank London

UBS — UBS AG London

Currency abbreviations:

GBP — British Pound

USD — United States Dollar

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI UNITED KINGDOM ETF

May 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$26,921,665	$—	$—	$26,921,665
Money market funds	11,668	—	—	11,668

Total	$26,933,333	$—	$—	$26,933,333

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$54,484	$—	$54,484
Liabilities:
Forward currency contracts	—	(475,038)	—	(475,038)

Total	$—	$(420,554)	$—	$(420,554)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

28

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL GLOBAL CURRENCY HEDGED ETF

May 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.04%

EXCHANGE-TRADED FUNDS — 100.04%
iShares Edge MSCI Min Vol Global ETF[a]	35,015	$2,809,954

		2,809,954

TOTAL INVESTMENT COMPANIES
(Cost: $2,575,729)		2,809,954

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	1,347	1,347

		1,347

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,347)		1,347

TOTAL INVESTMENTS IN SECURITIES — 100.09%
(Cost: $2,577,076)[d]		2,811,301
Other Assets, Less Liabilities — (0.09)%		(2,640)

NET ASSETS — 100.00%		$2,808,661

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,577,310. Net unrealized appreciation was $233,991, of which $234,225 represented gross unrealized appreciation on securities and $234 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Edge MSCI Min Vol Global ETF	17,315	18,863	(1,163)	35,015	$2,809,954	$38,066	$(2,606)

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL CURRENCY HEDGED ETF

May 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CHF	114,000	USD	116,848	MS	06/07/2017	$889
CLP	8,500,000	USD	12,593	MS	06/07/2017	20
DKK	195,704	USD	29,393	MS	06/07/2017	171
EUR	43,000	USD	48,048	MS	06/07/2017	267
GBP	40,000	USD	51,490	MS	06/07/2017	55
ILS	61,000	USD	17,167	MS	06/07/2017	64
INR	776,408	USD	12,011	MS	06/07/2017	24
JPY	38,385,000	USD	345,940	MS	06/07/2017	709
KRW	66,357,000	USD	59,036	MS	06/07/2017	245
SGD	41,000	USD	29,583	MS	06/07/2017	50
TWD	4,645,000	USD	153,833	MS	06/07/2017	386
USD	12,827	CLP	8,540,000	MS	06/07/2017	155
USD	52,873	GBP	41,000	MS	06/07/2017	39
USD	170,406	HKD	1,325,000	MS	06/07/2017	351
USD	12,059	INR	776,408	MS	06/07/2017	23
KRW	37,000	USD	33	MS	07/06/2017	—
USD	100,276	CAD	135,000	MS	07/06/2017	277
USD	6,215	CHF	6,000	MS	07/06/2017	6
USD	474	CLP	319,000	MS	07/06/2017	2
USD	303	DKK	2,000	MS	07/06/2017	—
USD	1,127	EUR	1,000	MS	07/06/2017	1
USD	2,585	GBP	2,000	MS	07/06/2017	5
USD	566	ILS	2,000	MS	07/06/2017	—
USD	46	INR	3,000	MS	07/06/2017	—
USD	13,512	JPY	1,492,000	MS	07/06/2017	20
USD	133	TWD	4,000	MS	07/06/2017	—

						3,759

CAD	133,000	USD	98,746	MS	06/07/2017	(282)
CLP	40,000	USD	60	MS	06/07/2017	(1)
GBP	1,000	USD	1,295	MS	06/07/2017	(6)
HKD	1,325,000	USD	170,059	MS	06/07/2017	(5)
USD	97,904	CAD	133,000	MS	06/07/2017	(561)
USD	114,885	CHF	114,000	MS	06/07/2017	(2,852)
USD	28,682	DKK	195,704	MS	06/07/2017	(881)
USD	46,877	EUR	43,000	MS	06/07/2017	(1,438)
USD	16,758	ILS	61,000	MS	06/07/2017	(473)
USD	344,879	JPY	38,385,000	MS	06/07/2017	(1,770)
USD	58,488	KRW	66,357,000	MS	06/07/2017	(794)
USD	29,355	SGD	41,000	MS	06/07/2017	(279)
USD	154,058	TWD	4,645,000	MS	06/07/2017	(161)
USD	117,073	CHF	114,000	MS	07/06/2017	(896)
USD	12,576	CLP	8,500,000	MS	07/06/2017	(25)
USD	29,442	DKK	195,704	MS	07/06/2017	(170)
USD	48,125	EUR	43,000	MS	07/06/2017	(268)
USD	51,541	GBP	40,000	MS	07/06/2017	(54)
USD	174,650	HKD	1,360,000	MS	07/06/2017	(17)
USD	17,184	ILS	61,000	MS	07/06/2017	(64)
USD	12,699	INR	823,408	MS	07/06/2017	(30)
USD	346,410	JPY	38,385,000	MS	07/06/2017	(715)
USD	59,163	KRW	66,493,000	MS	07/06/2017	(263)
USD	28,876	SGD	40,000	MS	07/06/2017	(44)
USD	157,502	TWD	4,754,000	MS	07/06/2017	(380)

						(12,429)

			Net unrealized depreciation			$(8,670)

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL CURRENCY HEDGED ETF

May 31, 2017

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

DKK — Danish Krone
EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

SGD — Singapore Dollar

TWD — Taiwan New Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,809,954	$—	$—	$2,809,954
Money market funds	1,347	—	—	1,347

Total	$2,811,301	$—	$—	$2,811,301

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$3,759	$—	$3,759
Liabilities:
Forward currency contracts	—	(12,429)	—	(12,429)

Total	$—	$(8,670)	$—	$(8,670)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

31

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER DISCRETIONARY ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.49%

AUTO COMPONENTS — 4.64%
Goodyear Tire & Rubber Co. (The)	1,983	$63,892
Lear Corp.	452	67,366

		131,258
AUTOMOBILES — 0.12%
General Motors Co.	100	3,393

		3,393
HOTELS, RESTAURANTS & LEISURE — 13.85%
Carnival Corp.	1,239	79,383
Darden Restaurants Inc.	756	67,231
McDonald’s Corp.	448	67,599
Royal Caribbean Cruises Ltd.	688	75,804
Starbucks Corp.	542	34,476
Vail Resorts Inc.	312	66,737

		391,230
HOUSEHOLD DURABLES — 13.05%
DR Horton Inc.	1,979	64,693
Garmin Ltd.	1,194	62,136
Leggett & Platt Inc.	1,219	63,412
Mohawk Industries Inc.[a]	302	72,269
NVR Inc.[a]	27	61,624
Toll Brothers Inc.	1,046	38,608
Whirlpool Corp.	33	6,123

		368,865
INTERNET & DIRECT MARKETING RETAIL — 13.70%
Amazon.com Inc.[a]	343	341,155
Netflix Inc.[a]	74	12,067
Priceline Group Inc. (The)[a]	18	33,788

		387,010
LEISURE PRODUCTS — 2.44%
Hasbro Inc.	655	68,945

		68,945
MEDIA — 18.74%
Charter Communications Inc. Class Aa	38	13,131
Comcast Corp. Class A	3,255	135,701
Interpublic Group of Companies Inc. (The)	2,652	66,114
News Corp. Class A	3,769	50,429
Omnicom Group Inc.	892	74,678
Scripps Networks Interactive Inc. Class A	849	56,221
Time Warner Inc.	201	19,998
Walt Disney Co. (The)	1,049	113,229

		529,501

Security	Shares	Value
MULTILINE RETAIL — 3.32%
Kohl’s Corp.	1,644	$63,179
Nordstrom Inc.	735	30,723

		93,902
SPECIALTY RETAIL — 27.70%
Bed Bath & Beyond Inc.	1,484	51,064
Best Buy Co. Inc.	1,351	80,236
Dick’s Sporting Goods Inc.	868	35,701
Foot Locker Inc.	1,068	63,450
Gap Inc. (The)	2,362	53,145
Home Depot Inc. (The)	850	130,483
Lowe’s Companies Inc.	208	16,384
O’Reilly Automotive Inc.[a]	296	71,656
Ross Stores Inc.	1,213	77,535
Staples Inc.	6,422	58,312
Tiffany & Co.	55	4,783
TJX Companies Inc. (The)	863	64,906
Ulta Salon Cosmetics & Fragrance Inc.[a]	246	74,991

		782,646
TEXTILES, APPAREL & LUXURY GOODS — 1.93%
Michael Kors Holdings Ltd.[a]	1,252	41,541
NIKE Inc. Class B	245	12,983

		54,524

TOTAL COMMON STOCKS
(Cost: $2,525,156)		2,811,274

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	5,635	5,635

		5,635

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,635)		5,635

TOTAL INVESTMENTS IN SECURITIES — 99.69%
(Cost: $2,530,791)[d]		2,816,909
Other Assets, Less Liabilities — 0.31%		8,734

NET ASSETS — 100.00%		$2,825,643

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,535,924. Net unrealized appreciation was $280,985, of which $334,827 represented gross unrealized appreciation on securities and $53,842 represented gross unrealized depreciation on securities.

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER DISCRETIONARY ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,811,274	$—	$—	$2,811,274
Money market funds	5,635	—	—	5,635

Total	$2,816,909	$—	$—	$2,816,909

33

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER STAPLES ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.75%

BEVERAGES — 19.40%
Brown-Forman Corp. Class B	24	$1,247
Coca-Cola Co. (The)	4,154	188,882
Dr Pepper Snapple Group Inc.	795	73,784
Molson Coors Brewing Co. Class B	784	74,315
PepsiCo Inc.	1,412	165,021

		503,249
FOOD & STAPLES RETAILING — 26.83%
Costco Wholesale Corp.	277	49,979
CVS Health Corp.	1,998	153,506
Kroger Co. (The)	2,954	87,970
Sysco Corp.	1,596	87,078
Wal-Mart Stores Inc.	2,643	207,740
Walgreens Boots Alliance Inc.	566	45,857
Whole Foods Market Inc.	1,822	63,752

		695,882
FOOD PRODUCTS — 26.54%
Archer-Daniels-Midland Co.	1,964	81,663
Bunge Ltd.	909	72,693
Campbell Soup Co.	1,148	66,182
Hershey Co. (The)	640	73,773
Hormel Foods Corp.	1,833	61,644
Ingredion Inc.	532	60,696
JM Smucker Co. (The)	554	70,829
Kraft Heinz Co. (The)	231	21,298
McCormick & Co. Inc./MD NVS	649	67,593
Mondelez International Inc. Class A	879	40,953
Tyson Foods Inc. Class A	1,238	70,987

		688,311
HOUSEHOLD PRODUCTS — 13.53%
Church & Dwight Co. Inc.	1,350	69,741
Colgate-Palmolive Co.	414	31,613

Security	Shares	Value
Kimberly-Clark Corp.	65	$8,432
Procter & Gamble Co. (The)	2,739	241,279

		351,065
TOBACCO — 13.45%
Altria Group Inc.	1,809	136,471
Philip Morris International Inc.	1,577	188,925
Reynolds American Inc.	350	23,537

		348,933

TOTAL COMMON STOCKS
(Cost: $2,511,663)		2,587,440

SHORT-TERM INVESTMENTS — 0.28%

MONEY MARKET FUNDS — 0.28%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[a,b]	7,396	7,396

		7,396

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,396)		7,396

TOTAL INVESTMENTS IN SECURITIES — 100.03%
(Cost: $2,519,059)[c]		2,594,836
Other Assets, Less Liabilities — (0.03)%		(890)

NET ASSETS — 100.00%		$2,593,946

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $2,521,616. Net unrealized appreciation was $73,220, of which $152,942 represented gross unrealized appreciation on securities and $79,722 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,587,440	$—	$—	$2,587,440
Money market funds	7,396	—	—	7,396

Total	$2,594,836	$—	$—	$2,594,836

34

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR ENERGY ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.30%

ENERGY EQUIPMENT & SERVICES — 16.66%
Core Laboratories NV	541	$55,312
Halliburton Co.	562	25,397
Helmerich & Payne Inc.	1,033	54,398
National Oilwell Varco Inc.	2,137	69,816
Schlumberger Ltd.	1,889	131,455
TechnipFMC PLC[a]	2,378	68,843

		405,221
OIL, GAS & CONSUMABLE FUELS — 82.64%
Anadarko Petroleum Corp.	100	5,053
Chevron Corp.	3,310	342,519
Cimarex Energy Co.	601	64,644
Concho Resources Inc.[a]	651	82,534
ConocoPhillips	1,240	55,416
Diamondback Energy Inc.[a]	651	60,387
EOG Resources Inc.	537	48,496
Exxon Mobil Corp.	7,079	569,859
HollyFrontier Corp.	2,205	52,699
Kinder Morgan Inc./DE	1,167	21,893
Marathon Oil Corp.	5,008	65,204
Marathon Petroleum Corp.	1,925	100,177
Murphy Oil Corp.	2,165	52,848
Occidental Petroleum Corp.	594	35,004
ONEOK Inc.	407	20,220
Parsley Energy Inc. Class Aa	1,991	59,033
Phillips 66	1,454	110,664

Security	Shares	Value
Pioneer Natural Resources Co.	32	$5,339
Targa Resources Corp.	1,546	71,008
Tesoro Corp.	1,058	88,068
Valero Energy Corp.	1,618	99,458

		2,010,523

TOTAL COMMON STOCKS
(Cost: $2,530,495)		2,415,744

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	2,114	2,114

		2,114

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,114)		2,114

TOTAL INVESTMENTS IN SECURITIES — 99.39%
(Cost: $2,532,609)[d]		2,417,858
Other Assets, Less Liabilities — 0.61%		14,882

NET ASSETS — 100.00%		$2,432,740

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,537,043. Net unrealized depreciation was $119,185, of which $70,822 represented gross unrealized appreciation on securities and $190,007 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,415,744	$—	$—	$2,415,744
Money market funds	2,114	—	—	2,114

Total	$2,417,858	$—	$—	$2,417,858

35

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR FINANCIALS ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.53%

BANKS — 43.56%
Bank of America Corp.	7,629	$170,966
Citigroup Inc.	1,871	113,270
Citizens Financial Group Inc.	2,332	79,521
Comerica Inc.	1,091	74,799
East West Bancorp. Inc.	1,291	70,657
Fifth Third Bancorp.	3,080	73,119
Huntington Bancshares Inc./OH	5,752	72,130
JPMorgan Chase & Co.	2,947	242,096
People’s United Financial Inc.	512	8,484
Regions Financial Corp.	5,690	78,750
SVB Financial Group[a]	306	52,173
U.S. Bancorp.	570	29,007
Wells Fargo & Co.	3,767	192,645
Zions BanCorp.	1,772	71,004

		1,328,621
CAPITAL MARKETS — 9.72%
Ameriprise Financial Inc.	656	79,238
Eaton Vance Corp. NVS	1,215	56,583
Goldman Sachs Group Inc. (The)	93	19,647
Raymond James Financial Inc.	992	71,692
SEI Investments Co.	1,382	69,224

		296,384
CONSUMER FINANCE — 4.32%
Capital One Financial Corp.	25	1,923
Navient Corp.	3,094	44,646
Synchrony Financial	3,169	85,088

		131,657
DIVERSIFIED FINANCIAL SERVICES — 7.13%
Berkshire Hathaway Inc. Class Ba	908	150,074
Voya Financial Inc.	1,971	67,369

		217,443
INSURANCE — 34.80%
Aflac Inc.	1,235	93,094
Alleghany Corp.[a]	112	65,782
American Financial Group Inc./OH	719	71,792
American International Group Inc.	36	2,291

Security	Shares	Value
Arch Capital Group Ltd.[a]	786	$76,439
Assurant Inc.	584	57,220
Athene Holding Ltd. Class Aa	808	39,818
Axis Capital Holdings Ltd.	911	59,743
Chubb Ltd.	49	7,016
Everest Re Group Ltd.	291	74,103
Lincoln National Corp.	1,191	77,391
Principal Financial Group Inc.	1,318	82,916
Reinsurance Group of America Inc.	556	69,228
Torchmark Corp.	958	72,329
Unum Group	1,604	72,148
WR Berkley Corp.	899	62,022
XL Group Ltd.	1,784	77,943

		1,061,275

TOTAL COMMON STOCKS
(Cost: $2,640,419)		3,035,380

SHORT-TERM INVESTMENTS — 0.24%

MONEY MARKET FUNDS — 0.24%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	7,166	7,166

		7,166

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,166)		7,166

TOTAL INVESTMENTS IN SECURITIES — 99.77%
(Cost: $2,647,585)[d]		3,042,546
Other Assets, Less Liabilities — 0.23%		7,043

NET ASSETS — 100.00%		$3,049,589

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,648,153. Net unrealized appreciation was $394,393, of which $398,220 represented gross unrealized appreciation on securities and $3,827 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,035,380	$—	$—	$3,035,380
Money market funds	7,166	—	—	7,166

Total	$3,042,546	$—	$—	$3,042,546

36

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR HEALTHCARE ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.57%

BIOTECHNOLOGY — 8.42%
AbbVie Inc.	657	$43,375
Amgen Inc.	340	52,781
Biogen Inc.[a]	168	41,625
Celgene Corp.[a]	258	29,518
Gilead Sciences Inc.	366	23,750
United Therapeutics Corp.[a]	428	51,741

		242,790
HEALTH CARE EQUIPMENT & SUPPLIES — 26.16%
Abbott Laboratories	338	15,433
Align Technology Inc.[a]	479	69,551
Cooper Companies Inc. (The)	311	68,031
Danaher Corp.	1,279	108,638
DENTSPLY SIRONA Inc.	1,134	72,032
IDEXX Laboratories Inc.[a]	432	72,744
Intuitive Surgical Inc.[a]	102	93,297
Medtronic PLC	629	53,012
ResMed Inc.	958	68,114
Teleflex Inc.	329	65,807
Varian Medical Systems Inc.[a]	682	67,532

		754,191
HEALTH CARE PROVIDERS & SERVICES — 33.45%
Anthem Inc.	571	104,122
Cardinal Health Inc.	1,066	79,193
Centene Corp.[a]	914	66,384
Cigna Corp.	598	96,415
Henry Schein Inc.[a]	392	72,116
Humana Inc.	389	90,349
Laboratory Corp. of America Holdings[a]	502	69,778
MEDNAX Inc.[a]	892	48,436
Patterson Companies Inc.	791	34,931
Quest Diagnostics Inc.	663	72,114
UnitedHealth Group Inc.	589	103,181
Universal Health Services Inc. Class B	560	63,650
VCA Inc.[a]	691	63,662

		964,331
HEALTH CARE TECHNOLOGY — 2.24%
Veeva Systems Inc. Class Aa	1,014	64,430

		64,430

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 8.03%
Agilent Technologies Inc.	1,310	$79,046
Mettler-Toledo International Inc.[a]	125	72,851
Thermo Fisher Scientific Inc.	47	8,121
Waters Corp.[a]	397	71,309

		231,327
PHARMACEUTICALS — 21.27%
Allergan PLC	62	13,873
Bristol-Myers Squibb Co.	548	29,565
Eli Lilly & Co.	220	17,505
Johnson & Johnson	2,424	310,878
Merck & Co. Inc.	1,739	113,226
Pfizer Inc.	3,926	128,184

		613,231

TOTAL COMMON STOCKS
(Cost: $2,561,076)		2,870,300

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	3,333	3,333

		3,333

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,333)		3,333

TOTAL INVESTMENTS IN SECURITIES — 99.68%
(Cost: $2,564,409)[d]		2,873,633
Other Assets, Less Liabilities — 0.32%		9,103

NET ASSETS — 100.00%		$2,882,736

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,564,822. Net unrealized appreciation was $308,811, of which $359,938 represented gross unrealized appreciation on securities and $51,127 represented gross unrealized depreciation on securities.

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR HEALTHCARE ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,870,300	$—	$—	$2,870,300
Money market funds	3,333	—	—	3,333

Total	$2,873,633	$—	$—	$2,873,633

38

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR INDUSTRIALS ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.62%

AEROSPACE & DEFENSE — 15.28%
Boeing Co. (The)	488	$91,563
General Dynamics Corp.	62	12,602
Huntington Ingalls Industries Inc.	361	70,687
L3 Technologies Inc.	465	78,394
Lockheed Martin Corp.	151	42,451
Raytheon Co.	46	7,545
Textron Inc.	1,625	77,675
United Technologies Corp.	586	71,070

		451,987
AIR FREIGHT & LOGISTICS — 6.28%
CH Robinson Worldwide Inc.	934	62,587
Expeditors International of Washington Inc.	1,351	72,116
FedEx Corp.	46	8,917
United Parcel Service Inc. Class B	398	42,176

		185,796
AIRLINES — 4.76%
Southwest Airlines Co.	1,214	72,949
United Continental Holdings Inc.[a]	854	68,038

		140,987
BUILDING PRODUCTS — 3.32%
AO Smith Corp.	488	26,777
Fortune Brands Home & Security Inc.	1,132	71,429

		98,206
COMMERCIAL SERVICES & SUPPLIES — 10.12%
Cintas Corp.	604	76,032
Republic Services Inc.	1,276	81,166
Rollins Inc.	1,365	58,791
Waste Connections Inc.	876	83,351

		299,340
CONSTRUCTION & ENGINEERING — 4.45%
Fluor Corp.	1,460	65,495
Jacobs Engineering Group Inc.	1,264	66,259

		131,754
ELECTRICAL EQUIPMENT — 3.58%
Eaton Corp. PLC	1,370	106,010

		106,010
INDUSTRIAL CONGLOMERATES — 15.54%
3M Co.	533	108,983
General Electric Co.	10,071	275,744
Honeywell International Inc.	564	75,006

		459,733

Security	Shares	Value
MACHINERY — 14.33%
AGCO Corp.	894	$57,243
Caterpillar Inc.	249	26,252
Cummins Inc.	597	94,147
Illinois Tool Works Inc.	10	1,412
Parker-Hannifin Corp.	555	87,396
Snap-on Inc.	431	69,676
Stanley Black & Decker Inc.	638	87,814

		423,940
PROFESSIONAL SERVICES — 6.91%
IHS Markit Ltd.[a]	1,532	70,242
ManpowerGroup Inc.	663	67,540
Robert Half International Inc.	1,434	66,667

		204,449
ROAD & RAIL — 12.68%
AMERCO	96	35,448
CSX Corp.	1,455	78,817
JB Hunt Transport Services Inc.	725	61,900
Kansas City Southern	213	20,278
Norfolk Southern Corp.	917	113,736
Union Pacific Corp.	590	65,077

		375,256
TRADING COMPANIES & DISTRIBUTORS — 2.37%
United Rentals Inc.[a]	645	70,131

		70,131

TOTAL COMMON STOCKS
(Cost: $2,649,293)		2,947,589

SHORT-TERM INVESTMENTS — 0.21%

MONEY MARKET FUNDS — 0.21%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	6,124	6,124

		6,124

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,124)		6,124

TOTAL INVESTMENTS IN SECURITIES — 99.83%
(Cost: $2,655,417)[d]		2,953,713
Other Assets, Less Liabilities — 0.17%		5,093

NET ASSETS — 100.00%		$2,958,806

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,656,867. Net unrealized appreciation was $296,846, of which $346,080 represented gross unrealized appreciation on securities and $49,234 represented gross unrealized depreciation on securities.

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INDUSTRIALS ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,947,589	$—	$—	$2,947,589
Money market funds	6,124	—	—	6,124

Total	$2,953,713	$—	$—	$2,953,713

40

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR MATERIALS ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.58%

CHEMICALS — 70.51%
Air Products & Chemicals Inc.	609	$87,733
Albemarle Corp.	1,083	123,029
Celanese Corp. Series A	1,386	119,958
Dow Chemical Co. (The)	5,255	325,600
Eastman Chemical Co.	1,466	117,441
Ecolab Inc.	768	102,021
EI du Pont de Nemours & Co.	3,322	262,172
International Flavors & Fragrances Inc.	826	113,897
LyondellBasell Industries NV Class A	2,370	190,832
Monsanto Co.	1,558	182,940
Mosaic Co. (The)	4,139	93,666
PPG Industries Inc.	652	69,347
Praxair Inc.	885	117,077
Sherwin-Williams Co. (The)	581	192,758

		2,098,471
CONSTRUCTION MATERIALS — 4.86%
Martin Marietta Materials Inc.	564	126,392
Vulcan Materials Co.	147	18,324

		144,716
CONTAINERS & PACKAGING — 12.47%
Avery Dennison Corp.	1,156	97,405
Ball Corp.	62	2,536
International Paper Co.	667	35,271
Packaging Corp. of America	1,057	107,983
WestRock Co.	2,353	128,050

		371,245

Security	Shares	Value
METALS & MINING — 11.74%
Freeport-McMoRan Inc.[a]	1,347	$15,477
Newmont Mining Corp.	3,276	111,875
Nucor Corp.	2,112	122,707
Steel Dynamics Inc.	2,920	99,251

		349,310

TOTAL COMMON STOCKS
(Cost: $2,567,515)		2,963,742

SHORT-TERM INVESTMENTS — 0.28%

MONEY MARKET FUNDS — 0.28%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	8,172	8,172

		8,172

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,172)		8,172

TOTAL INVESTMENTS IN SECURITIES — 99.86%
(Cost: $2,575,687)[d]		2,971,914
Other Assets, Less Liabilities — 0.14%		4,202

NET ASSETS — 100.00%		$2,976,116

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,577,080. Net unrealized appreciation was $394,834, of which $410,006 represented gross unrealized appreciation on securities and $15,172 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,963,742	$—	$—	$2,963,742
Money market funds	8,172	—	—	8,172

Total	$2,971,914	$—	$—	$2,971,914

41

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR TECHNOLOGY ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.85%

COMMUNICATIONS EQUIPMENT — 6.25%
Arista Networks Inc.[a]	325	$47,898
Cisco Systems Inc.	1,288	40,611
F5 Networks Inc.[a]	456	58,427
Juniper Networks Inc.	2,632	77,197

		224,133
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 10.16%
Arrow Electronics Inc.[a]	626	47,319
Avnet Inc.	907	33,269
Corning Inc.	3,056	88,930
Flex Ltd.[a]	3,766	65,001
FLIR Systems Inc.	959	36,337
TE Connectivity Ltd.	1,185	93,437

		364,293
INTERNET SOFTWARE & SERVICES — 12.66%
Alphabet Inc. Class Aa	136	134,244
Alphabet Inc. Class Ca	145	139,905
Facebook Inc. Class Aa	1,186	179,631

		453,780
IT SERVICES — 12.84%
Accenture PLC Class A	1,015	126,337
Broadridge Financial Solutions Inc.	832	63,141
DXC Technology Co.[a]	343	26,589
International Business Machines Corp.	176	26,863
Jack Henry & Associates Inc.	546	57,991
Leidos Holdings Inc.	1,006	55,893
MasterCard Inc. Class A	77	9,462
Paychex Inc.	700	41,461
Visa Inc. Class A	553	52,662

		460,399
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.81%
Applied Materials Inc.	2,343	107,497
Intel Corp.	1,356	48,965
Lam Research Corp.	573	88,912
Maxim Integrated Products Inc.	1,688	80,686
Micron Technology Inc.[a]	3,246	99,880
Qorvo Inc.[a]	890	69,376

		495,316
SOFTWARE — 23.98%
ANSYS Inc.[a]	601	75,924
CA Inc.	2,206	70,085

Security	Shares	Value
Cadence Design Systems Inc.[a]	1,962	$68,945
Citrix Systems Inc.[a]	953	78,661
Dell Technologies Inc. Class Va	1,227	85,142
Microsoft Corp.	4,135	288,788
Nuance Communications Inc.[a]	2,052	37,982
Oracle Corp.	590	26,780
Synopsys Inc.[a]	1,059	79,287
VMware Inc. Class Aa,b	497	48,284

		859,878
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 20.15%
Apple Inc.	3,236	494,331
Hewlett Packard Enterprise Co.	4,936	92,846
NetApp Inc.	1,938	78,470
Seagate Technology PLC	315	13,724
Xerox Corp.	6,081	42,993

		722,364

TOTAL COMMON STOCKS
(Cost: $2,855,970)		3,580,163

SHORT-TERM INVESTMENTS — 1.55%

MONEY MARKET FUNDS — 1.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[c,d,e]	48,486	48,510
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	7,284	7,284

		55,794

TOTAL SHORT-TERM INVESTMENTS
(Cost: $55,789)		55,794

TOTAL INVESTMENTS IN SECURITIES — 101.40%
(Cost: $2,911,759)[f]		3,635,957
Other Assets, Less Liabilities — (1.40)%		(50,335)

NET ASSETS — 100.00%		$3,585,622

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $2,911,769. Net unrealized appreciation was $724,188, of which $728,116 represented gross unrealized appreciation on securities and $3,928 represented gross unrealized depreciation on securities.

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR TECHNOLOGY ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,580,163	$—	$—	$3,580,163
Money market funds	55,794	—	—	55,794

Total	$3,635,957	$—	$—	$3,635,957

43

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR UTILITIES ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.28%

ELECTRIC UTILITIES — 62.96%
Alliant Energy Corp.	2,057	$85,304
American Electric Power Co. Inc.	1,839	132,003
Duke Energy Corp.	2,085	178,643
Edison International	1,598	130,349
Entergy Corp.	1	79
Eversource Energy	2,106	130,719
Exelon Corp.	5,098	185,108
NextEra Energy Inc.	1,432	202,542
OGE Energy Corp.	2,313	82,412
PG&E Corp.	1,169	79,936
Pinnacle West Capital Corp.	1,054	93,121
PPL Corp.	1,287	51,364
Southern Co. (The)	2,793	141,354
Westar Energy Inc.	1,565	82,867
Xcel Energy Inc.	3,117	149,336

		1,725,137
GAS UTILITIES — 6.51%
Atmos Energy Corp.	1,057	88,058
UGI Corp.	1,766	90,384

		178,442
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.09%
AES Corp./VA	7,257	84,762

		84,762
MULTI-UTILITIES — 26.72%
Ameren Corp.	1,888	107,144
Consolidated Edison Inc.	1,839	152,251
Dominion Energy Inc.	1,769	142,882
DTE Energy Co.	200	21,904

Security	Shares	Value
Public Service Enterprise Group Inc.	3,160	$141,916
SCANA Corp.	1,330	90,706
Sempra Energy	450	52,420
WEC Energy Group Inc.	363	22,782

		732,005

TOTAL COMMON STOCKS
(Cost: $2,510,965)		2,720,346

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[a,b]	3,385	3,385

		3,385

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,385)		3,385

TOTAL INVESTMENTS IN SECURITIES — 99.41%
(Cost: $2,514,350)[c]		2,723,731
Other Assets, Less Liabilities — 0.59%		16,302

NET ASSETS — 100.00%		$2,740,033

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $2,514,782. Net unrealized appreciation was $208,949, of which $219,847 represented gross unrealized appreciation on securities and $10,898 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,720,346	$—	$—	$2,720,346
Money market funds	3,385	—	—	3,385

Total	$2,723,731	$—	$—	$2,723,731

44

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL PERU CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.53%

BANKS — 29.98%
BBVA Banco Continental SA	4,090,420	$5,317,515
Credicorp Ltd.	272,702	45,683,039
Intercorp Financial Services Inc.	279,812	9,149,853
Scotiabank Peru SAA	14,366	162,588

		60,312,995
CONSTRUCTION & ENGINEERING — 2.00%
Grana y Montero SAA	6,358,567	4,026,071

		4,026,071
CONSTRUCTION MATERIALS — 5.15%
Cementos Pacasmayo SAA	2,461,379	5,571,371
Union Andina de Cementos SAA	6,274,120	4,797,828

		10,369,199
ELECTRIC UTILITIES — 3.41%
Enel Distribucion Peru SAA	1,387,329	2,461,270
Luz del Sur SAA	1,206,445	4,391,434

		6,852,704
FOOD & STAPLES RETAILING — 2.92%
InRetail Peru Corp.[a]	345,062	5,869,505

		5,869,505
FOOD PRODUCTS — 5.79%
Alicorp SAA	3,986,418	9,657,393
Casa Grande SAA	968,874	1,985,610

		11,643,003
METALS & MINING — 43.33%
Cia. de Minas Buenaventura SAA ADR	1,548,113	19,258,526
Cia. Minera Milpo SAA[b]	5,870,946	6,482,868
Hochschild Mining PLC	2,340,941	8,655,120
Minsur SAb	10,244,656	4,606,452
Pan American Silver Corp.	249,522	4,352,364
Sociedad Minera Cerro Verde SAA[b]	219,844	4,770,615
Southern Copper Corp.	698,010	24,402,429
Tahoe Resources Inc.	378,424	3,350,819
Trevali Mining Corp.[b]	4,914,276	4,256,832
Volcan Cia. Minera SAA Class B	27,325,494	7,021,003

		87,157,028

Security	Shares	Value
MULTILINE RETAIL — 2.59%
SACI Falabella	629,326	$5,214,378

		5,214,378
OIL, GAS & CONSUMABLE FUELS — 1.05%
Refineria La Pampilla SAA Relapasa[b]	27,507,099	2,103,472

		2,103,472
TRADING COMPANIES & DISTRIBUTORS — 3.31%
Ferreycorp SAA	11,098,946	6,654,105

		6,654,105

TOTAL COMMON STOCKS
(Cost: $255,470,061)		200,202,460

SHORT-TERM INVESTMENTS — 0.41%

MONEY MARKET FUNDS — 0.41%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	830,001	830,001

		830,001

TOTAL SHORT-TERM INVESTMENTS
(Cost: $830,001)		830,001

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $256,300,062)[e]		201,032,461
Other Assets, Less Liabilities — 0.06%		128,781

NET ASSETS — 100.00%		$201,161,242

ADR — American Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $267,461,544. Net unrealized depreciation was $66,429,083, of which $8,527,573 represented gross unrealized appreciation on securities and $74,956,656 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$200,202,460	$—	$—	$200,202,460
Money market funds	830,001	—	—	830,001

Total	$201,032,461	$—	$—	$201,032,461

45

Schedule of Investments (Unaudited)

iSHARES® MSCI ARGENTINA AND GLOBAL EXPOSURE ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.25%

ARGENTINA — 50.63%
Adecoagro SAa	10,323	$113,553
Arcos Dorados Holdings Inc. Class Aa	14,934	128,432
Banco Macro SA ADR	2,040	182,519
BBVA Banco Frances SA ADR	5,007	99,639
Cresud SACIF y A ADR[a]	4,239	85,797
Empresa Distribuidora y Comercializadora Norte SA ADR[a]	1,224	39,156
Globant SAa	2,880	112,781
Grupo Clarin SA Class B GDR[b]	3,723	109,829
Grupo Financiero Galicia SA ADR	4,110	183,142
Grupo Supervielle SA ADR	3,990	68,508
IRSA Inversiones y Representaciones SA ADR[a]	2,976	72,912
Pampa Energia SA ADR[a]	2,298	143,671
Telecom Argentina SA ADR	7,032	181,215
Transportadora de Gas del Sur SA ADR[a]	9,600	156,576
YPF SA ADR	12,849	316,856

		1,994,586
CANADA — 4.74%
Finning International Inc.	3,309	62,961
Pan American Silver Corp.	3,672	64,050
Silver Standard Resources Inc.[a]	6,282	59,671

		186,682
CHILE — 3.25%
Cencosud SA	23,307	63,027
Cia. Cervecerias Unidas SA	4,938	65,032

		128,059
ITALY — 13.81%
Tenaris SA	35,979	544,165

		544,165
MEXICO — 1.90%
Arca Continental SAB de CV	10,500	74,832

		74,832
SPAIN — 1.67%
Prosegur Cia. de Seguridad SA	9,798	65,666

		65,666

Security	Shares	Value
UNITED STATES — 22.25%
MercadoLibre Inc.	3,186	$876,501

		876,501

TOTAL COMMON STOCKS
(Cost: $3,729,499)		3,870,491

PREFERRED STOCKS — 1.65%

CHILE — 1.65%
Embotelladora Andina SA Class B, Preference Shares	15,801	64,812

		64,812

TOTAL PREFERRED STOCKS
(Cost: $66,668)		64,812

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	6,748	6,748

		6,748

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,748)		6,748

TOTAL INVESTMENTS IN SECURITIES — 100.07%
(Cost: $3,802,915)[e]		3,942,051
Other Assets, Less Liabilities — (0.07)%		(2,764)

NET ASSETS — 100.00%		$3,939,287

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $3,802,915. Net unrealized appreciation was $139,136, of which $198,094 represented gross unrealized appreciation on securities and $58,958 represented gross unrealized depreciation on securities.

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ARGENTINA AND GLOBAL EXPOSURE ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,870,491	$—	$—	$3,870,491
Preferred stocks	64,812	—	—	64,812
Money market funds	6,748	—	—	6,748

Total	$3,942,051	$—	$—	$3,942,051

47

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 74.05%

AUTO COMPONENTS — 1.34%
Mahle-Metal Leve SA	67,200	$393,112
Tupy SA	90,000	402,985

		796,097
COMMERCIAL SERVICES & SUPPLIES — 1.14%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	132,161	673,276

		673,276
CONSTRUCTION MATERIALS — 0.84%
Magnesita Refratarios SA	54,020	495,922

		495,922
DIVERSIFIED CONSUMER SERVICES — 5.83%
Estacio Participacoes SA	495,000	2,654,511
GAEC Educacao SA	63,000	316,671
Ser Educacional SAa	65,900	488,946

		3,460,128
ELECTRIC UTILITIES — 4.19%
Alupar Investimento SA Units	270,072	1,482,448
Light SA	153,000	1,004,493

		2,486,941
FOOD PRODUCTS — 6.17%
Marfrig Global Foods SAb	405,000	786,820
Minerva SA	198,000	666,757
Sao Martinho SA	297,000	1,648,576
SLC Agricola SA	90,000	559,794

		3,661,947
HEALTH CARE PROVIDERS & SERVICES — 5.70%
Alliar Medicos A Frente SAb	72,000	393,660
Fleury SA	130,100	2,277,592
Instituto Hermes Pardini SA	99,000	708,277

		3,379,529
HOTELS, RESTAURANTS & LEISURE — 2.88%
CVC Brasil Operadora e Agencia de Viagens SA	184,600	1,707,783

		1,707,783
HOUSEHOLD DURABLES — 7.66%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	477,000	1,572,447
Even Construtora e Incorporadora SA	225,000	260,192

Security	Shares	Value
EZ TEC Empreendimentos e Participacoes SA	108,053	$592,779
MRV Engenharia e Participacoes SA	531,000	2,120,528

		4,545,946
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.13%
AES Tiete Energia SA	297,000	1,264,824

		1,264,824
INSURANCE — 1.40%
Wiz Solucoes e Corretagem de Seguros SA	117,000	829,838

		829,838
INTERNET & DIRECT MARKETING RETAIL — 2.44%
B2W Cia. Digital[b]	371,827	1,448,185

		1,448,185
MACHINERY — 1.08%
Iochpe Maxion SA	141,107	641,831

		641,831
MEDIA — 5.57%
Multiplus SA	90,000	1,109,042
Smiles SA	112,900	2,193,382

		3,302,424
MULTILINE RETAIL — 1.94%
Magazine Luiza SA	11,800	913,346
Marisa Lojas SAb	117,000	235,602

		1,148,948
OIL, GAS & CONSUMABLE FUELS — 0.43%
QGEP Participacoes SA	144,000	257,111

		257,111
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.62%
Aliansce Shopping Centers SA	162,000	686,906
BR Properties SA	81,000	218,311
Iguatemi Empresa de Shopping Centers SA	158,700	1,556,266
Sonae Sierra Brasil SA	45,000	279,620

		2,741,103
ROAD & RAIL — 1.78%
Cosan Logistica SAb	208,003	415,005
JSL SAb	99,000	217,368
Movida Participacoes SAb	153,000	425,577

		1,057,950

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
SOFTWARE — 5.56%
Linx SA	225,000	$1,290,551
TOTVS SA	216,000	2,010,263

		3,300,814
SPECIALTY RETAIL — 4.19%
Cia. Hering	261,000	1,746,546
Via Varejo SA	234,000	736,752

		2,483,298
TEXTILES, APPAREL & LUXURY GOODS — 2.05%
Arezzo Industria e Comercio SA	81,000	801,557
Guararapes Confeccoes SA	14,100	413,287

		1,214,844
TRANSPORTATION INFRASTRUCTURE — 2.98%
EcoRodovias Infraestrutura e Logistica SA	414,000	1,174,541
Prumo Logistica SAb	135,000	329,715
Santos Brasil Participacoes SAb	441,000	265,187

		1,769,443
WATER UTILITIES — 2.13%
Cia. de Saneamento de Minas Gerais-COPASA	117,500	1,264,571

		1,264,571

TOTAL COMMON STOCKS
(Cost: $33,187,373)		43,932,753

PREFERRED STOCKS — 25.03%

AIRLINES — 0.77%
GOL Linhas Aereas Inteligentes SA, Preference Shares	189,000	454,607

		454,607
BANKS — 3.49%
Banco ABC Brasil SA, Preference Shares	121,165	648,645
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	333,000	1,422,243

		2,070,888
ELECTRIC UTILITIES — 1.74%
Cia. Energetica do Ceara Class A, Preference Shares	21,500	311,613
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference Shares	189,000	722,126

		1,033,739

Security	Shares	Value
GAS UTILITIES — 1.11%
Cia de Gas de Sao Paulo - COMGAS, Preference Shares	45,000	$656,794

		656,794
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.91%
Cia. Energetica de Sao Paulo Class B, Preference Shares	342,000	1,728,562

		1,728,562
MACHINERY — 2.17%
Marcopolo SA, Preference Shares	918,000	798,310
Randon SA Implemetos e Participacoes, Preference Shares	333,050	489,900

		1,288,210
METALS & MINING — 8.48%
Bradespar SA, Preference Shares	414,000	2,441,001
Metalurgica Gerdau SA, Preference Shares	1,170,000	1,609,165
Usinas Siderurgicas de Minas Gerais SA Class A, Preference Shares	801,000	980,625

		5,030,791
TEXTILES, APPAREL & LUXURY GOODS — 1.67%
Alpargatas SA, Preference Shares	270,000	990,811

		990,811
WATER UTILITIES — 2.69%
Cia. de Saneamento do Parana, Preference Shares	495,000	1,595,149

		1,595,149

TOTAL PREFERRED STOCKS
(Cost: $10,618,389)		14,849,551

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	114,995	114,995

		114,995

TOTAL SHORT-TERM INVESTMENTS
(Cost: $114,995)		114,995

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

May 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.28%
(Cost: $43,920,757)[e]	$58,897,299
Other Assets, Less Liabilities — 0.72%	429,966

NET ASSETS — 100.00%	$59,327,265

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $53,963,848. Net unrealized appreciation was $4,933,451, of which $15,640,878 represented gross unrealized appreciation on securities and $10,707,427 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$43,932,753	$—	$—	$43,932,753
Preferred stocks	14,849,551	—	—	14,849,551
Money market funds	114,995	—	—	114,995

Total	$58,897,299	$—	$—	$58,897,299

50

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.67%

AEROSPACE & DEFENSE — 0.10%
AviChina Industry & Technology Co. Ltd. Class H	4,039,000	$2,482,763

		2,482,763
AIRLINES — 0.26%
Air China Ltd. Class H	3,600,000	3,423,314
China Southern Airlines Co. Ltd. Class H	3,600,000	2,753,434

		6,176,748
AUTO COMPONENTS — 0.37%
Fuyao Glass Industry Group Co. Ltd. Class Ha	900,000	3,389,820
Minth Group Ltd.	1,350,000	5,491,854

		8,881,674
AUTOMOBILES — 2.23%
Brilliance China Automotive Holdings Ltd.	5,854,000	10,923,029
Byd Co. Ltd. Class Hb	1,240,500	7,410,413
Chongqing Changan Automobile Co. Ltd. Class B	1,642,584	2,171,155
Dongfeng Motor Group Co. Ltd. Class H	4,950,000	5,577,322
Geely Automobile Holdings Ltd.[b]	9,000,000	14,899,037
Great Wall Motor Co. Ltd. Class H	5,737,500	6,133,292
Guangzhou Automobile Group Co. Ltd. Class H	4,070,000	6,831,690

		53,945,938
BANKS — 15.80%
Agricultural Bank of China Ltd. Class H	48,150,000	23,356,839
Bank of China Ltd. Class H	148,950,000	74,547,158
Bank of Communications Co. Ltd. Class H	16,425,200	12,731,324
China CITIC Bank Corp. Ltd. Class H	16,650,800	10,277,942
China Construction Bank Corp. Class H	157,725,000	130,350,403
China Everbright Bank Co. Ltd. Class H	5,400,000	2,557,091
China Merchants Bank Co. Ltd. Class H	7,312,650	21,959,205

Security	Shares	Value
China Minsheng Banking Corp. Ltd. Class H	10,462,800	$10,728,047
Chongqing Rural Commercial Bank Co. Ltd. Class H	4,725,000	3,231,878
Industrial & Commercial Bank of China Ltd. Class H	138,375,000	92,516,956

		382,256,843
BEVERAGES — 0.41%
China Resources Beer Holdings Co. Ltd.	3,150,000	7,947,308
Tsingtao Brewery Co. Ltd. Class H	450,000	2,050,061

		9,997,369
BIOTECHNOLOGY — 0.11%
3SBio Inc.[a,b,c]	1,908,000	2,649,303

		2,649,303
CAPITAL MARKETS — 2.08%
China Cinda Asset Management Co. Ltd. Class H	16,650,000	6,303,217
China Everbright Ltd.	1,800,000	4,042,374
China Galaxy Securities Co. Ltd. Class H	6,075,000	5,589,738
China Huarong Asset Management Co. Ltd. Class Ha	11,250,000	4,576,545
CITIC Securities Co. Ltd. Class H	4,162,500	8,728,352
GF Securities Co. Ltd. Class H	2,565,000	5,319,303
Haitong Securities Co. Ltd. Class H	5,850,000	9,804,490
Huatai Securities Co. Ltd. Class Ha	2,970,000	5,846,659

		50,210,678
CHEMICALS — 0.16%
Sinopec Shanghai Petrochemical Co. Ltd. Class H	6,752,000	3,968,477

		3,968,477
COMMERCIAL SERVICES & SUPPLIES — 0.25%
China Everbright International Ltd.	4,708,000	6,011,537

		6,011,537
COMMUNICATIONS EQUIPMENT — 0.11%
ZTE Corp. Class H	1,350,040	2,747,741

		2,747,741

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

May 31, 2017

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 1.28%
China Communications Construction Co. Ltd. Class H	8,325,000	$11,238,956
China Railway Construction Corp. Ltd. Class H	3,712,500	5,097,723
China Railway Group Ltd. Class H	7,425,000	6,155,381
China State Construction International Holdings Ltd.	3,600,000	6,246,046
Sinopec Engineering Group Co. Ltd. Class H	2,362,500	2,170,755

		30,908,861
CONSTRUCTION MATERIALS — 0.45%
Anhui Conch Cement Co. Ltd. Class H	2,354,000	7,808,956
China National Building Material Co. Ltd. Class H	5,408,000	3,005,042

		10,813,998
DIVERSIFIED CONSUMER SERVICES — 1.15%
New Oriental Education & Technology Group Inc. ADR[c]	250,650	17,964,086
TAL Education Group Class A ADR[b]	85,275	9,931,979

		27,896,065
DIVERSIFIED FINANCIAL SERVICES — 0.15%
Far East Horizon Ltd.[b]	3,816,000	3,535,669

		3,535,669
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.31%
China Communications Services Corp. Ltd. Class H	4,516,800	2,683,724
China Telecom Corp. Ltd. Class H	26,100,000	12,962,162
China Unicom Hong Kong Ltd.[c]	11,250,000	16,140,623

		31,786,509
ELECTRICAL EQUIPMENT — 0.32%
Shanghai Electric Group Co. Ltd. Class Hc	5,408,000	2,345,737
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,012,500	5,346,762

		7,692,499

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.03%
AAC Technologies Holdings Inc.[b]	1,350,000	$14,310,005
Sunny Optical Technology Group Co. Ltd.	1,350,000	10,515,948

		24,825,953
ENERGY EQUIPMENT & SERVICES — 0.13%
China Oilfield Services Ltd. Class H	3,600,000	3,118,403

		3,118,403
FOOD & STAPLES RETAILING — 0.17%
Sun Art Retail Group Ltd.	4,500,000	4,157,871

		4,157,871
FOOD PRODUCTS — 0.89%
China Huishan Dairy Holdings Co. Ltd.[b,d]	7,446,000	10
China Mengniu Dairy Co. Ltd.	5,175,000	10,466,285
Tingyi Cayman Islands Holding Corp.[b]	3,600,000	4,398,103
Want Want China Holdings Ltd.[b]	9,450,000	6,633,536

		21,497,934
GAS UTILITIES — 0.72%
China Gas Holdings Ltd.	3,154,000	4,808,439
China Resources Gas Group Ltd.[b]	1,800,000	5,520,729
ENN Energy Holdings Ltd.	1,350,000	7,103,029

		17,432,197
HEALTH CARE EQUIPMENT & SUPPLIES — 0.12%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,600,000	2,827,352

		2,827,352
HEALTH CARE PROVIDERS & SERVICES — 0.58%
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,305,000	3,776,444
Sinopharm Group Co. Ltd. Class H	2,250,000	10,279,180

		14,055,624

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

May 31, 2017

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.13%
Alibaba Health Information Technology Ltd.[c]	6,300,000	$3,209,645

		3,209,645
HOTELS, RESTAURANTS & LEISURE — 1.14%
Yum China Holdings Inc.[c]	715,950	27,499,640

		27,499,640
HOUSEHOLD DURABLES — 0.26%
Haier Electronics Group Co. Ltd.	2,481,000	6,310,393

		6,310,393
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.21%
CGN Power Co. Ltd. Class Ha	19,800,000	5,869,528
China Longyuan Power Group Corp. Ltd.	6,075,000	4,576,257
China Power International Development Ltd.[b]	6,075,000	2,315,414
China Resources Power Holdings Co. Ltd.	3,600,000	7,428,729
Huaneng Power International Inc. Class H	8,100,000	6,465,489
Huaneng Renewables Corp. Ltd. Class H	7,650,000	2,532,836

		29,188,253
INDUSTRIAL CONGLOMERATES — 1.32%
Beijing Enterprises Holdings Ltd.[b]	1,017,500	4,824,750
CITIC Ltd.	10,575,000	16,773,544
Fosun International Ltd.[b]	4,837,500	7,524,014
Shanghai Industrial Holdings Ltd.	900,000	2,812,337

		31,934,645
INSURANCE — 6.79%
China Life Insurance Co. Ltd. Class H	13,950,000	45,828,976
China Pacific Insurance Group Co. Ltd. Class H	4,950,000	19,819,184
China Taiping Insurance Holdings Co. Ltd.[c]	3,015,124	8,028,774
New China Life Insurance Co. Ltd. Class H	1,462,500	7,892,014
People’s Insurance Co. Group of China Ltd. (The) Class H	13,275,000	5,724,002

Security	Shares	Value
PICC Property & Casualty Co. Ltd. Class H	8,550,308	$14,264,320
Ping An Insurance Group Co. of China Ltd. Class H	9,787,500	62,738,372

		164,295,642
INTERNET & DIRECT MARKETING RETAIL — 4.00%
Ctrip.com International Ltd. ADR[b,c]	699,300	38,216,745
JD.com Inc. ADR[b,c]	1,229,850	49,230,895
Vipshop Holdings Ltd. ADR[c]	761,400	9,418,518

		96,866,158
INTERNET SOFTWARE & SERVICES — 33.02%
58.com Inc. ADR[b,c]	167,850	7,217,550
Alibaba Group Holding Ltd. ADR[b,c]	2,120,625	259,691,737
Autohome Inc. ADR[c]	95,850	4,062,123
Baidu Inc. ADR[b,c]	512,100	95,301,810
Momo Inc. ADR[c]	163,125	6,205,275
NetEase Inc. ADR	148,950	42,417,981
SINA Corp./China[c]	106,200	10,404,414
Tencent Holdings Ltd.	10,665,000	366,246,046
Weibo Corp. ADR[b,c]	51,300	3,772,089
YY Inc. ADR[c]	58,725	3,426,017

		798,745,042
IT SERVICES — 0.22%
TravelSky Technology Ltd. Class H	1,800,000	5,312,835

		5,312,835
MACHINERY — 0.77%
China Conch Venture Holdings Ltd.	2,925,000	5,652,972
CRRC Corp. Ltd. Class H	7,875,650	7,377,942
Haitian International Holdings Ltd.	1,125,000	2,613,106
Weichai Power Co. Ltd. Class H	1,800,000	2,919,749

		18,563,769
MEDIA — 0.16%
Alibaba Pictures Group Ltd.[b,c]	22,500,000	3,898,004

		3,898,004

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

May 31, 2017

Security	Shares	Value
METALS & MINING — 0.44%
Aluminum Corp. of China Ltd. Class Hb,c	7,200,000	$3,354,016
Jiangxi Copper Co. Ltd. Class H	2,481,000	3,731,473
Zijin Mining Group Co. Ltd. Class H	10,800,000	3,548,050

		10,633,539
OIL, GAS & CONSUMABLE FUELS — 5.35%
China Coal Energy Co. Ltd. Class Hc	3,825,000	1,678,740
China Petroleum & Chemical Corp. Class H	47,701,000	39,115,989
China Shenhua Energy Co. Ltd. Class H	6,412,500	15,618,868
CNOOC Ltd.	33,525,000	38,289,948
Kunlun Energy Co. Ltd.	6,300,000	5,643,155
PetroChina Co. Ltd. Class H	39,600,000	26,374,760
Yanzhou Coal Mining Co. Ltd. Class Hb	3,600,000	2,679,517

		129,400,977
PAPER & FOREST PRODUCTS — 0.14%
Nine Dragons Paper (Holdings) Ltd.	2,925,000	3,468,357

		3,468,357
PERSONAL PRODUCTS — 0.39%
Hengan International Group Co. Ltd.	1,350,000	9,467,818

		9,467,818
PHARMACEUTICALS — 1.23%
China Medical System Holdings Ltd.[b]	2,481,000	4,400,082
CSPC Pharmaceutical Group Ltd.	8,078,000	12,087,274
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class Hb	788,500	3,020,453
Sihuan Pharmaceutical Holdings Group Ltd.	6,750,000	2,901,847
Sino Biopharmaceutical Ltd.	8,325,000	7,424,976

		29,834,632
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.22%
China Evergrande Group[b]	7,650,000	13,724,438
China Jinmao Holdings Group Ltd.[b]	7,186,000	2,351,545
China Overseas Land & Investment Ltd.	7,200,000	21,620,928

Security	Shares	Value
China Resources Land Ltd.[b]	5,400,665	$15,871,161
China Vanke Co. Ltd. Class H	2,227,531	5,917,252
Country Garden Holdings Co. Ltd.[b]	9,900,727	11,701,801
Fullshare Holdings Ltd.[b]	12,592,500	5,138,839
Guangzhou R&F Properties Co. Ltd. Class H	1,800,000	2,910,510
Longfor Properties Co. Ltd.	2,700,000	5,495,319
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,755,052	2,787,023
Shimao Property Holdings Ltd.[b]	2,250,000	3,840,256
Sino-Ocean Group Holding Ltd.	5,625,000	2,836,881
SOHO China Ltd.	3,937,500	1,970,657
Sunac China Holdings Ltd.[b]	3,593,000	5,837,366

		102,003,976
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.33%
GCL-Poly Energy Holdings Ltd.[b,c]	24,525,000	2,612,240
Semiconductor Manufacturing International Corp.[c]	5,175,300	5,452,613

		8,064,853
SOFTWARE — 0.18%
Kingsoft Corp. Ltd.	1,577,000	4,239,764

		4,239,764
SPECIALTY RETAIL — 0.11%
GOME Electrical Appliances Holding Ltd.[b]	20,700,000	2,682,982

		2,682,982
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.37%
Lenovo Group Ltd.[b]	13,500,000	8,835,475

		8,835,475
TEXTILES, APPAREL & LUXURY GOODS — 0.94%
ANTA Sports Products Ltd.[b]	2,035,000	6,019,512
Belle International Holdings Ltd.	11,607,000	9,056,274
Shenzhou International Group Holdings Ltd.[b]	1,125,000	7,702,167

		22,777,953

54

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

May 31, 2017

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.86%
Beijing Capital International Airport Co. Ltd. Class H	2,700,000	$3,943,047
China Merchants Port Holdings Co. Ltd.	2,250,000	6,669,918
COSCO SHIPPING Ports Ltd.[b]	3,154,000	3,683,232
Jiangsu Expressway Co. Ltd. Class H	2,250,000	3,268,548
Zhejiang Expressway Co. Ltd. Class H	2,700,000	3,166,912

		20,731,657
WATER UTILITIES — 0.60%
Beijing Enterprises Water Group Ltd.	8,524,000	6,825,807
Guangdong Investment Ltd.	5,408,000	7,800,617

		14,626,424
WIRELESS TELECOMMUNICATION SERVICES — 5.31%
China Mobile Ltd.	11,587,500	128,552,557

		128,552,557

TOTAL COMMON STOCKS
(Cost: $2,119,147,107)		2,411,022,996

SHORT-TERM INVESTMENTS — 10.11%

MONEY MARKET FUNDS — 10.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[e,f,g]	242,886,634	243,008,077
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[e,f]	1,684,698	1,684,698

		244,692,775

TOTAL SHORT-TERM INVESTMENTS
(Cost: $244,596,261)		244,692,775

Value
TOTAL INVESTMENTS IN SECURITIES — 109.78%
(Cost: $2,363,743,368)[h]	$2,655,715,771
Other Assets, Less Liabilities — (9.78)%	(236,591,398)

NET ASSETS — 100.00%	$2,419,124,373

ADR — American Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	Non-income earning security.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $2,452,771,679. Net unrealized appreciation was $202,944,092, of which $441,050,020 represented gross unrealized appreciation on securities and $238,105,928 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of May 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
H-Shares Index	87	Jun. 2017	Hong Kong Futures	$5,773,822	$5,839,114	$65,292

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

May 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,396,712,981	$14,310,005	$10	$2,411,022,996
Money market funds	244,692,775	—	—	244,692,775

Total	$2,641,405,756	$14,310,005	$10	$2,655,715,771

Derivative financial instruments[a]:
Assets:
Futures contracts	$65,292	$—	$—	$65,292

Total	$65,292	$—	$—	$65,292

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

56

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.02%

AEROSPACE & DEFENSE — 0.37%
KuangChi Science Ltd.[a,b]	198,000	$74,448

		74,448
AIR FREIGHT & LOGISTICS — 0.73%
Guangdong Yueyen Transportation Co. Ltd. Class H	27,000	17,533
Sinotrans Ltd. Class H	279,000	130,684

		148,217
AIRLINES — 0.17%
Shandong Airlines Co. Ltd. Class B	18,000	35,388

		35,388
AUTO COMPONENTS — 2.70%
Chaowei Power Holdings Ltd.	81,000	44,281
China First Capital Group Ltd.[a]	396,000	146,865
Hunan Tyen Machinery Co. Ltd. Class Ba	29,700	15,147
Launch Tech Co. Ltd.[a]	22,500	29,163
Nexteer Automotive Group Ltd.	117,000	178,673
Tianneng Power International Ltd.	90,000	70,453
Xingda International Holdings Ltd.	126,000	48,832
Zhejiang Shibao Co. Ltd. Class H	18,000	15,246

		548,660
AUTOMOBILES — 0.58%
Hybrid Kinetic Group Ltd.[a,b]	2,394,000	59,908
Qingling Motors Co. Ltd. Class H	90,000	31,069
Yadea Group Holdings Ltd.[a,c]	126,000	27,326

		118,303
BANKS — 0.27%
Bank of Chongqing Co. Ltd. Class H	67,500	55,352

		55,352
BEVERAGES — 0.92%
Anhui Gujing Distillery Co. Ltd. Class B	16,200	63,491
Dynasty Fine Wines Group Ltd.[a,b,d]	128,000	2,300
Tibet Water Resources Ltd.[b]	297,000	120,058

		185,849
BIOTECHNOLOGY — 0.39%
China Regenerative Medicine International Ltd.[a]	1,395,000	49,230
Shanghai Haohai Biological Technology Co. Ltd.[c]	5,400	30,353

		79,583

Security	Shares	Value
BUILDING PRODUCTS — 0.86%
China Fangda Group Co. Ltd. Class B	59,400	$35,980
China Lesso Group Holdings Ltd.	144,000	110,137
Far East Global Group Ltd.	72,000	10,256
Luoyang Glass Co. Ltd. Class Ha,b	36,000	19,172

		175,545
CAPITAL MARKETS — 1.09%
China Minsheng Financial Holding Corp. Ltd.[a]	1,350,000	95,284
Guolian Securities Co. Ltd.	62,000	30,712
Noah Holdings Ltd. ADR[a,b]	3,483	95,504

		221,500
CHEMICALS — 2.01%
China BlueChemical Ltd. Class H	234,000	59,458
China Lumena New Materials Corp.[a,b,d]	868,000	8,911
China XLX Fertiliser Ltd.	63,000	16,250
Danhua Chemical Technology Co. Ltd. Class Ba	16,000	7,040
Dongyue Group Ltd.[a,d]	200,000	26,436
Fufeng Group Ltd.	207,600	111,893
Huabao International Holdings Ltd.[a]	126,000	73,248
Hubei Sanonda Co. Ltd. Class B	23,400	19,669
Shanghai Chlor-Alkali Chemical Co. Ltd. Class Ba	58,500	35,802
Sinofert Holdings Ltd.[b]	270,000	33,956
Yip’s Chemical Holdings Ltd.[b]	36,000	15,615

		408,278
COMMERCIAL SERVICES & SUPPLIES — 1.12%
Beijing Enterprises Environment Group Ltd.[a]	54,000	9,702
Capital Environment Holdings Ltd.[a,b]	612,000	16,964
China Greenland Broad Greenstate Group Co Ltd.[b]	108,000	24,254
Dongjiang Environmental Co. Ltd. Class H	28,900	47,101
Dynagreen Environmental Protection Group Co. Ltd. Class H	54,000	29,105
Greentown Service Group Co. Ltd.	90,000	42,733
Shanghai Zhongyida Co. Ltd.[a]	51,300	22,213
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	54,000	35,342

		227,414

57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.89%
BYD Electronic International Co. Ltd.[b]	94,500	$180,694
China All Access Holdings Ltd.[b]	162,000	45,113
China Fiber Optic Network System Group Ltd.[a,d]	181,600	13,983
Comba Telecom Systems Holdings Ltd.	192,060	26,126
Eastern Communications Co. Ltd. Class B	41,400	25,295
Nanjing Panda Electronics Co. Ltd. Class H	18,000	10,533
O-Net Technologies Group Ltd.[a]	54,000	29,382
Trigiant Group Ltd.	72,000	10,903
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.[c]	22,500	42,445

		384,474
CONSTRUCTION & ENGINEERING — 0.52%
Baoye Group Co. Ltd. Class H	36,000	25,825
Beijing Urban Construction Design & Development Group Co. Ltd.[c]	27,000	15,662
China Singyes Solar Technologies Holdings Ltd.	72,400	31,868
Concord New Energy Group Ltd.	720,000	31,877

		105,232
CONSTRUCTION MATERIALS — 1.28%
Asia Cement China Holdings Corp.	67,500	19,837
China National Materials Co. Ltd. Class H	144,000	43,242
China Shanshui Cement Group Ltd.[a,b,d]	44,000	24,845
Huaxin Cement Co. Ltd. Class B	31,500	23,625
Shanghai Yaohua Pilkington Glass Group Co. Ltd. Class Ba	21,600	14,234
TCC International Holdings Ltd.	162,000	73,594
Tongfang Kontafarma Holdings Ltd.[a,b]	216,000	15,523
West China Cement Ltd.[a]	306,000	44,766

		259,666
CONSUMER FINANCE — 1.41%
Credit China FinTech Holdings Ltd.[a,b]	2,052,000	268,598
Differ Group Holding Co.Ltd.[a,b]	180,000	17,325

		285,923
CONTAINERS & PACKAGING — 0.63%
CPMC Holdings Ltd.	36,000	18,942
Foshan Huaxin Packaging Co. Ltd.[d]	39,100	32,464

Security	Shares	Value
Greatview Aseptic Packaging Co. Ltd.	144,000	$77,059

		128,465
DISTRIBUTORS — 0.70%
China Animation Characters Co. Ltd.[b]	54,000	22,383
China Beidahuang Industry Group Holdings Ltd.[a]	360,000	18,249
Dah Chong Hong Holdings Ltd.	108,000	49,617
Xinhua Winshare Publishing and Media Co. Ltd. Class H	63,000	52,632

		142,881
DIVERSIFIED CONSUMER SERVICES — 1.44%
China Maple Leaf Educational Systems Ltd.	90,000	77,729
China Yuhua Education Corp Ltd.[c]	108,000	38,252
Fu Shou Yuan International Group Ltd.[b]	117,000	74,022
Tarena International Inc. ADR[a,b]	4,446	76,160
Wisdom Education International Holdings Co. Ltd.	72,000	25,779

		291,942
DIVERSIFIED FINANCIAL SERVICES — 0.14%
Min Xin Holdings Ltd.	36,000	28,042

		28,042
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.13%
APT Satellite Holdings Ltd.	49,500	26,362

		26,362
ELECTRICAL EQUIPMENT — 1.63%
Boer Power Holdings Ltd.[a,b]	36,000	11,596
China Energine International Holdings Ltd.[a]	252,000	22,314
China High Speed Transmission Equipment Group Co. Ltd.[b]	54,000	55,230
FDG Electric Vehicles Ltd.[a,b]	1,980,000	87,662
Foshan Electrical and Lighting Co. Ltd. Class B	39,640	32,455
Hangzhou Steam Turbine Co. Ltd. Class Ba	39,524	39,562
Harbin Electric Co. Ltd. Class H	90,000	50,819
Trony Solar Holdings Co. Ltd.[a,b,d]	216,000	923
Welling Holding Ltd.	145,600	31,390

		331,951

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.67%
Anxin-China Holdings Ltd.[a,d]	672,000	$18,110
AVIC International Holdings Ltd. Class H	37,184	18,419
China Aerospace International Holdings Ltd.	252,000	33,309
China Innovationpay Group Ltd.[a,b]	720,000	42,503
Digital China Holdings Ltd.[a]	81,000	63,616
Ju Teng International Holdings Ltd.	108,000	45,182
Kingboard Chemical Holdings Ltd.	90,000	332,052
Kingboard Laminates Holdings Ltd.	121,500	143,291
PAX Global Technology Ltd.[b]	108,000	64,031
Technovator International Ltd.[a,b]	72,000	25,871
Tongda Group Holdings Ltd.[b]	450,000	128,201
Wasion Group Holdings Ltd.[b]	72,000	33,725

		948,310
ENERGY EQUIPMENT & SERVICES — 0.41%
Anton Oilfield Services Group/Hong Kong[a,b]	234,000	23,423
Hilong Holding Ltd.[b]	108,000	19,680
Honghua Group Ltd.[a]	252,000	23,284
Wison Engineering Services Co. Ltd.[a]	153,000	17,475

		83,862
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.66%
Spring REIT	99,000	41,671
Yuexiu REIT	153,000	92,478

		134,149
FOOD & STAPLES RETAILING — 0.26%
Lianhua Supermarket Holdings Co. Ltd. Class Ha	45,000	22,175
Springland International Holdings Ltd.	126,000	29,752

		51,927
FOOD PRODUCTS — 3.79%
Biostime International Holdings Ltd.[a,b]	27,000	73,282
China Agri-Industries Holdings Ltd.[a]	279,000	119,943
China Foods Ltd.	108,000	41,994
China Huiyuan Juice Group Ltd.[a,b]	67,500	23,215
China Modern Dairy Holdings Ltd.[a]	198,000	38,876
China Shengmu Organic Milk Ltd.[a,b,c]	486,000	107,897
China Yurun Food Group Ltd.[a,b]	180,000	24,716
COFCO Meat Holdings Ltd.	261,000	51,581

Security	Shares	Value
Honworld Group Ltd.[b,c]	27,000	$14,275
Leyou Technologies Holdings Ltd.[a]	360,000	74,842
Shanghai Greencourt Investment Group Co. Ltd. Class Ba	49,500	27,225
Tenwow International Holdings Ltd.[b]	90,000	17,555
Yashili International Holdings Ltd.[b]	117,000	20,270
Yihai International Holding Ltd.[a,b]	45,000	22,868
YuanShengTai Dairy Farm Ltd.[a,b]	432,000	24,116
Zhou Hei Ya International Holdings Co. Ltd.[a,c]	81,000	86,900

		769,555
GAS UTILITIES — 0.64%
China Oil and Gas Group Ltd.	556,000	39,957
Towngas China Co. Ltd.	144,000	89,440

		129,397
HEALTH CARE EQUIPMENT & SUPPLIES — 0.41%
Lifetech Scientific Corp.[a,b]	270,000	65,140
PW Medtech Group Ltd.[a]	81,000	17,879

		83,019
HEALTH CARE PROVIDERS & SERVICES — 2.09%
China NT Pharma Group Co.Ltd.	76,500	17,671
China Pioneer Pharma Holdings Ltd.	54,000	18,988
China Resources Phoenix Healthcare Holdings Co. Ltd.[a,b]	81,000	110,183
Golden Meditech Holdings Ltd.[a]	144,000	21,806
Harmonicare Medical Holdings Ltd.[b,c]	63,017	29,275
iKang Healthcare Group Inc. ADR[a,b]	6,831	104,719
New Century Healthcare Holding Co. Ltd.[a]	22,500	20,501
Rici Healthcare Holdings Ltd.[c]	63,000	16,331
Universal Medical Financial & Technical Advisory Services Co. Ltd.[b,c]	85,500	73,513
Wenzhou Kangning Hospital Co. Ltd.[c]	2,700	12,162

		425,149
HOTELS, RESTAURANTS & LEISURE — 1.78%
500.com Ltd. ADR[a]	3,159	29,189
Ajisen (China) Holdings Ltd.	90,000	37,305
China LotSynergy Holdings Ltd.[a]	900,000	19,981
China Travel International Investment Hong Kong Ltd.[b]	306,000	87,569
Haichang Ocean Park Holdings Ltd.[a,c]	162,000	33,263

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Huangshan Tourism Development Co. Ltd. Class B	28,800	$44,410
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	162,000	45,113
Shanghai Jinjiang International Travel Co. Ltd. Class B	9,000	25,965
Tuniu Corp. ADR[a]	4,752	38,919

		361,714
HOUSEHOLD DURABLES — 2.14%
Hefei Meiling Co. Ltd. Class B	18,936	10,425
Hisense Kelon Electrical Holdings Co. Ltd. Class H	54,000	77,475
Konka Group Co. Ltd. Class Ba	94,500	32,743
Lisi Group Holdings Ltd.	270,000	22,522
Ozner Water International Holding Ltd.[a,b,c]	54,000	13,374
Q Technology Group Co. Ltd.[a,b]	45,000	34,071
Skyworth Digital Holdings Ltd.[b]	270,000	147,258
TCL Multimedia Technology Holdings Ltd.[a]	72,000	34,649
Wuxi Little Swan Co. Ltd. Class B	9,900	38,559
Yuxing InfoTech Investment Holdings Ltd.[a,b]	198,000	23,122

		434,198
HOUSEHOLD PRODUCTS — 0.35%
NVC Lighting Holdings Ltd.	153,000	17,082
Vinda International Holdings Ltd.	27,000	54,745

		71,827
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.05%
Canvest Environment Protection Group Co. Ltd.	81,000	43,034
CGN Meiya Power Holdings Co. Ltd.[a,b,c]	162,000	23,700
China Datang Corp. Renewable Power Co. Ltd. Class Ha	315,000	31,531
China Power New Energy Development Co. Ltd. New	61,500	38,672
DongfengSci-Tech Group Co. Ltd. Class Ba,d	121,800	40,327
Huadian Energy Co. Ltd. Class Ba	61,200	29,927
Huadian Fuxin Energy Corp. Ltd. Class H	360,000	84,081
Kong Sun Holdings Ltd.[a]	675,000	34,216
Shanghai Lingyun Industries Development Co. Ltd. Class Ba	26,100	24,038
United Photovoltaics Group Ltd.[a,b]	450,000	67,565

		417,091

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.07%
Chongqing Machinery & Electric Co. Ltd. Class H	108,000	$14,137

		14,137
INTERNET & DIRECT MARKETING RETAIL — 0.42%
Cogobuy Group[a,b,c]	81,000	62,160
Jumei International Holding Ltd. ADR[a]	8,523	23,097

		85,257
INTERNET SOFTWARE & SERVICES — 3.53%
21Vianet Group Inc. ADR[a]	9,531	50,991
Baozun Inc. ADR[a,b]	3,672	75,460
Bitauto Holdings Ltd. ADR[a,b]	2,916	76,807
Fang Holdings Ltd. ADR[a]	35,217	119,738
HC International Inc.[b]	54,000	42,895
INESA Intelligent Tech Inc. Class B	41,400	27,241
Pacific Online Ltd.	45,900	9,719
Phoenix New Media Ltd. ADR[a]	4,419	13,036
Renren Inc. ADR[a]	2,304	15,644
Sino-I Technology Ltd.[a]	1,080,000	14,830
Sohu.com Inc.[a]	3,996	179,380
Tian Ge Interactive Holdings Ltd.[a,b,c]	54,000	41,302
Xunlei Ltd. ADR[a]	3,249	11,372
Yirendai Ltd. ADR[a]	1,647	38,177

		716,592
IT SERVICES — 1.35%
AGTech Holdings Ltd.[a,b]	360,000	64,678
Chinasoft International Ltd.[b]	270,000	145,525
GDS Holdings Ltd. ADR[a]	2,322	18,019
Hi Sun Technology (China) Ltd.[a,b]	270,000	45,390

		273,612
LEISURE PRODUCTS — 0.26%
Shanghai Phoenix Enterprise Group Co. Ltd. Class Ba	22,500	21,555
Shenzhen China Bicycle Co. Holdings Ltd.[a]	36,000	14,322
Zhonglu Co. Ltd. Class B	10,860	16,420

		52,297

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.11%
Genscript Biotech Corp.[a]	54,000	$22,868

		22,868
MACHINERY — 2.87%
Changchai Co. Ltd. Class B	19,800	10,774
China Ocean Industry Group Ltd.[a,b]	1,515,000	37,328
China Yuchai International Ltd.	2,124	38,699
CIMC Enric Holdings Ltd.[a]	90,000	61,213
CRCC High-Tech Equipment Corp. Ltd.	63,000	27,892
Dalian Refrigeration Co. Ltd. Class B	13,500	10,187
First Tractor Co. Ltd. Class H	54,000	27,719
Huangshi Dongbei Electrical Appliance Co. Ltd. Class Ba	13,500	22,410
Kama Co. Ltd.[a]	29,715	28,794
Lonking Holdings Ltd.	270,000	74,842
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	108,000	18,572
Shang Gong Group Co. Ltd. Class Ba	29,100	28,082
Shanghai Diesel Engine Co. Ltd. Class B	44,145	33,683
Shanghai Highly Group Co. Ltd. Class B	39,600	28,868
Shanghai Lingang Holdings Corp. Ltd. Class Ba	11,800	16,508
Shanghai Prime Machinery Co. Ltd. Class H	108,000	20,235
Sinotruk Hong Kong Ltd.[b]	97,000	59,750
Sunpower Group Ltd.	36,000	19,647
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	34,200	17,687

		582,890
MARINE — 0.44%
Chu Kong Shipping Enterprises Group Co. Ltd.	54,000	13,583
Seaspan Corp.	6,723	34,892
Sinotrans Shipping Ltd.	189,000	41,232

		89,707
MEDIA — 1.72%
Huanxi Media Group Ltd.[a,b]	90,000	23,446
Huayi Tencent Entertainment Co. Ltd.[a,b]	720,000	30,491

Security	Shares	Value
IMAX China Holding Inc.[a,c]	14,400	$62,738
Nan Hai Corp. Ltd.[b]	1,800,000	58,903
Phoenix Satellite Television Holdings Ltd.	144,000	22,730
Poly Culture Group Corp. Ltd. Class H	11,700	29,278
SMI Holdings Group Ltd.[b]	756,000	67,912
Viva China Holdings Ltd.[a,b]	365,600	35,657
Wisdom Sports Group[a,b]	99,000	17,786

		348,941
METALS & MINING — 2.51%
Bengang Steel Plates Co. Ltd. Class Ba	56,700	19,646
Chiho-Tiande Group Ltd.[a,b]	54,000	25,571
China Daye Non-Ferrous Metals Mining Ltd.[a]	864,000	11,975
China Metal Recycling Holdings Ltd.[a,d]	184,800	—
China Metal Resources Utilization Ltd.[c]	72,000	27,812
China Silver Group Ltd.[b]	144,000	27,165
Chongqing Iron & Steel Co. Ltd. Class Ha	72,000	10,349
Da Ming International Holdings Ltd.	36,000	15,153
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	38,700	36,107
MMG Ltd.[a,b]	288,000	94,984
North Mining Shares Co. Ltd.[a]	1,530,000	31,611
Real Gold Mining Ltd.[a,d]	126,000	73
Shougang Concord International Enterprises Co. Ltd.[a]	684,000	21,154
Shougang Fushan Resources Group Ltd.	342,000	57,494
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	108,000	12,335
Zhaojin Mining Industry Co. Ltd. Class H	144,000	117,714

		509,143
MULTI-UTILITIES — 0.15%
Tianjin Development Holdings Ltd.	54,000	30,422

		30,422
MULTILINE RETAIL — 0.74%
Golden Eagle Retail Group Ltd.	54,000	77,614
Lifestyle China Group Ltd.[a]	112,500	35,226
Maoye International Holdings Ltd.	135,000	13,686
Parkson Retail Group Ltd.[b]	157,500	23,042

		149,568

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 1.63%
China Suntien Green Energy Corp. Ltd. Class H	216,000	$41,579
Inner Mongolia Yitai Coal Co. Ltd. Class B	143,100	145,533
MIE Holdings Corp.[a]	144,000	12,936
Shanxi Guoxin Energy Corp. Ltd.	17,120	16,709
Sino Oil And Gas Holdings Ltd.[a]	1,215,000	29,157
Sinopec Kantons Holdings Ltd.[b]	126,000	66,618
Yanchang Petroleum International Ltd.[a]	810,000	18,710

		331,242
PAPER & FOREST PRODUCTS — 1.49%
China Forestry Holdings Co. Ltd.[a,d]	306,000	—
China Wood Optimization Holding Ltd.	36,000	9,887
Lee & Man Paper Manufacturing Ltd.	216,000	187,659
Qunxing Paper Holdings Co. Ltd.[a,d]	148,000	1,709
Shandong Chenming Paper Holdings Ltd. Class B	55,823	66,479
Shandong Chenming Paper Holdings Ltd. Class H	31,500	36,624
Superb Summit International Group Ltd.[a,b,d]	59,500	535

		302,893
PHARMACEUTICALS — 5.06%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	36,000	52,297
China Animal Healthcare Ltd.[a,b,d]	140,000	5,390
China Shineway Pharmaceutical Group Ltd.	36,000	41,348
China Traditional Chinese Medicine Holdings Co. Ltd.	270,000	143,793
Consun Pharmaceutical Group Ltd.[b]	54,000	39,084
Dawnrays Pharmaceutical Holdings Ltd.	36,000	20,327
Hua Han Health Industry Holdings Ltd. Class Ha,b,d	651,960	37,650
Hutchison China Meditech Ltd.[a]	2,898	117,753
Lee’s Pharmaceutical Holdings Ltd.[b]	36,000	33,540
Livzon Pharmaceutical Group Inc. Class H	10,820	72,550
Luye Pharma Group Ltd.	157,500	94,794
Pengqi Technology Development Co. Ltd. Class B	32,000	29,632

Security	Shares	Value
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	18,000	$39,176
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	22,000	17,504
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	36,000	27,165
Shanghai Kai Kai Industrial Co. Ltd.	11,700	12,203
Shanghai Shenqi Pharmaceutical Investment Management Co. Ltd.	7,200	8,359
SSY Group Ltd.	216,255	83,533
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd.	26,100	23,229
Tong Ren Tang Technologies Co. Ltd. Class H	81,000	127,439

		1,026,766
PROFESSIONAL SERVICES — 0.86%
51job Inc. ADR[a]	3,294	143,585
Zhaopin Ltd. ADR[a]	1,647	30,305

		173,890
REAL ESTATE MANAGEMENT & DEVELOPMENT — 16.41%
Agile Group Holdings Ltd.	216,000	205,122
AVIC International Holding HK Ltd.[a]	468,000	25,224
Beijing Capital Land Ltd. Class H	144,000	69,483
Beijing Enterprises Medical & Health Group Ltd.[a]	594,000	36,970
Beijing North Star Co. Ltd. Class H	90,000	37,883
Beijing Properties Holdings Ltd.[a,b]	288,000	13,860
C C Land Holdings Ltd.[a]	216,500	54,733
Carnival Group International Holdings Ltd.[a,b]	900,077	91,250
Central China Real Estate Ltd.[a]	99,038	23,131
China Aoyuan Property Group Ltd.	153,000	47,515
China Electronics Optics Valley Union Holding Co Ltd.[b]	360,000	32,801
China Logistics Property Holdings Co. Ltd.[a,b]	171,000	60,347
China Merchants Land Ltd.	180,000	37,190
China Overseas Grand Oceans Group Ltd.	126,000	65,486
China Overseas Property Holdings Ltd.[b]	180,000	31,646
China SCE Property Holdings Ltd.[b]	162,800	61,631
China South City Holdings Ltd.	396,000	75,719
CIFI Holdings Group Co. Ltd.	360,000	140,906

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Colour Life Services Group Co. Ltd.	45,000	$26,680
Crown International Corp Ltd.[a,b]	126,000	22,476
Fantasia Holdings Group Co. Ltd.	216,000	32,986
Future Land Development Holdings Ltd.[b]	234,000	71,469
Gemdale Properties & Investment Corp. Ltd.[a]	522,000	35,504
Glorious Property Holdings Ltd.[a]	387,000	42,711
Greenland Hong Kong Holdings Ltd.[a,b]	108,000	40,193
Greentown China Holdings Ltd.[a]	85,500	89,972
Guangdong Land Holdings Ltd.[a]	72,000	16,077
Guorui Properties Ltd.[b]	117,000	35,735
HKC Holdings Ltd.	18,920	13,500
HNA Innovation Co. Ltd.[a]	5,800	2,680
Hopson Development Holdings Ltd.	90,000	85,121
Hydoo International Holding Ltd.[a]	180,000	19,403
K Wah International Holdings Ltd.	180,000	116,651
Kaisa Group Holdings Ltd.[a]	549,000	190,223
KWG Property Holding Ltd.	166,500	131,833
Logan Property Holdings Co. Ltd.	162,000	102,491
Minmetals Land Ltd.	126,000	15,684
Poly Property Group Co. Ltd.[a]	270,000	114,341
Powerlong Real Estate Holdings Ltd.	162,000	70,892
Renhe Commercial Holdings Co. Ltd.[a,b]	1,980,000	49,294
Road King Infrastructure Ltd.	36,000	49,340
Ronshine China Holdings Ltd.[a,b]	54,000	47,815
Shanghai Huili Building Materials Co. Ltd.[a]	5,900	7,145
Shanghai Industrial Urban Development Group Ltd.	198,000	44,466
Shanghai Shibei Hi-Tech Co. Ltd. Class B	63,000	33,831
Shenzhen Investment Ltd.	414,000	197,637
Shenzhen SEG Co. Ltd. Class B	32,400	15,384
Shenzhen Wongtee International Enterprise Co. Ltd. Class Ba	19,800	10,748
Shui On Land Ltd.	495,000	120,058
Sinolink Worldwide Holdings Ltd.[a]	252,000	28,135
SRE Group Ltd.[a]	810,000	19,646
Suncity Group Holdings Ltd.	270,000	27,373
Tian Shan Development Holding Ltd.	36,000	13,767
Xinyuan Real Estate Co. Ltd. ADR	5,247	24,766
Yuexiu Property Co. Ltd.	936,000	163,358

Security	Shares	Value
Yuzhou Properties Co. Ltd.	180,440	$91,697

		3,331,979
ROAD & RAIL — 0.64%
Dazhong Transportation Group Co. Ltd. Class B	97,200	66,582
eHi Car Services Ltd. ADR[a]	3,312	33,319
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	23,400	30,630

		130,531
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.65%
China Electronics Corp. Holdings Co. Ltd.	126,000	22,637
Hua Hong Semiconductor Ltd.[c]	54,000	70,961
JA Solar Holdings Co. Ltd. ADR[a,b]	5,805	39,939
JinkoSolar Holding Co. Ltd.[a,b]	2,907	51,919
Shanghai Fudan Microelectronics Group Co. Ltd. Class Ha	36,000	25,178
Xinyi Solar Holdings Ltd.[b]	396,000	123,997

		334,631
SOFTWARE — 3.45%
Beijing Beida Jade Bird Universal Sci-Tech Co. Ltd. Class H	90,000	21,829
Boyaa Interactive International Ltd.[a,b]	45,000	21,482
Changyou.com Ltd. ADR[a]	2,376	92,569
Chanjet Information Technology Co. Ltd. Class Ha	9,000	11,734
Cheetah Mobile Inc. ADR[a,b]	3,951	47,452
China City Railway Transportation Technology Holdings Co. Ltd.[a,b]	72,000	13,305
Gridsum Holding Inc. ADR[a]	2,025	24,806
IGG Inc.[b]	108,000	147,189
Kingdee International Software Group Co. Ltd.[a,b]	252,022	100,583
National Agricultural Holdings Ltd.[a,b]	126,000	19,242
NetDragon Websoft Holdings Ltd.[b]	22,500	60,347
NQ Mobile Inc. ADR[a,b]	10,719	36,981
Ourgame International Holdings Ltd.[a,b]	45,000	11,145
Rentian Technology Holdings Ltd.[a]	450,000	24,254
Shanghai Baosight Software Co. Ltd. Class B	31,580	42,254
Sinosoft Technology Group Ltd.[b]	81,012	24,951

		700,123

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
SPECIALTY RETAIL — 1.40%
Boshiwa International Holding Ltd.[a,b,d]	153,000	$1,374
China Harmony New Energy Auto Holding Ltd.[a,b]	94,500	40,020
China ZhengTong Auto Services Holdings Ltd.	121,500	70,008
Hengdeli Holdings Ltd.[a]	288,000	27,350
Pou Sheng International Holdings Ltd.[b]	288,000	54,699
Zhongsheng Group Holdings Ltd.	58,500	89,937

		283,388
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.42%
Coolpad Group Ltd.[a,b]	432,000	39,916
Goldpac Group Ltd.	45,000	15,072
TPV Technology Ltd.	126,000	29,428

		84,416
TEXTILES, APPAREL & LUXURY GOODS — 4.29%
361 Degrees International Ltd.	81,000	24,947
Best Pacific International Holdings Ltd.	36,000	32,339
Bosideng International Holdings Ltd.	378,000	28,135
C.banner International Holdings Ltd.[a]	135,000	51,107
China Dongxiang Group Co. Ltd.[b]	432,000	77,059
China Lilang Ltd.[b]	54,000	33,679
China Longevity Group Co. Ltd.[a,d]	96,000	1,725
Citychamp Watch & Jewellery Group Ltd.[b]	180,000	39,038
Cosmo Lady China Holdings Co. Ltd.[b,c]	81,000	34,822
Fuguiniao Co. Ltd. Class Ha,d	43,200	17,186
HengTen Networks Group Ltd.[a]	3,096,000	48,869
HOSA International Ltd.	90,000	28,297
Lao Feng Xiang Co. Ltd. Class B	27,980	103,330
Li Ning Co. Ltd.[a]	198,000	135,939
Luthai Textile Co. Ltd. Class B	33,300	37,606
Shanghai Haixin Group Co. Class B	57,600	35,654
Texhong Textile Group Ltd.[b]	40,500	50,206
Weiqiao Textile Co. Class H	54,000	38,668
XTEP International Holdings Ltd.[b]	139,500	51,916

		870,522

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.09%
BEP International Holdings Ltd.[b]	1,710,000	$84,486
China Aircraft Leasing Group Holdings Ltd.[b]	31,500	37,675
China Chengtong Development Group Ltd.[a,b]	414,000	20,720
CITIC Resources Holdings Ltd.[a,b]	396,037	50,823
Shanghai Dasheng Agricultural Finance Technology Co. Ltd.[b]	324,000	28,689

		222,393
TRANSPORTATION INFRASTRUCTURE — 4.10%
Anhui Expressway Co. Ltd. Class H	54,000	41,856
COSCO SHIPPING International Hong Kong Co. Ltd.	72,000	30,491
Guangdong Provincial Expressway Development Co. Ltd. Class B	49,500	38,304
HNA Infrastructure Co. Ltd. Class H	18,000	14,807
Hopewell Highway Infrastructure Ltd.[b]	121,500	67,981
Jinzhou Port Co. Ltd. Class B	30,600	15,606
Qingdao Port International Co. Ltd.[c]	135,000	76,054
Qinhuangdao Port Co. Ltd.	99,000	30,999
Shenzhen Chiwan Wharf Holdings Ltd. Class B	17,100	27,826
Shenzhen Expressway Co. Ltd. Class H	108,000	103,254
Shenzhen International Holdings Ltd.	121,500	197,083
Sichuan Expressway Co. Ltd. Class H	126,000	53,359
Tianjin Port Development Holdings Ltd.	252,000	41,394
Xiamen International Port Co. Ltd. Class H	144,000	27,904
Yuexiu Transport Infrastructure Ltd.	90,000	65,371

		832,289
WATER UTILITIES — 1.13%
China Everbright Water Ltd.	97,200	32,672
China Water Affairs Group Ltd.	108,000	70,684
China Water Industry Group Ltd.[a,b]	144,000	29,936
CT Environmental Group Ltd.	306,000	54,976
Kangda International Environmental Co. Ltd.[c]	99,000	21,344
Yunnan Water Investment Co. Ltd.	45,000	20,443

		230,055

TOTAL COMMON STOCKS
(Cost: $22,264,310)		19,904,225

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 28.06%

MONEY MARKET FUNDS — 28.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[e,f,g]	5,691,300	$5,694,146
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[e,f]	4,047	4,047
		5,698,193

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,695,576)		5,698,193

TOTAL INVESTMENTS IN SECURITIES — 126.08%
(Cost: $27,959,886)[h]		25,602,418
Other Assets, Less Liabilities — (26.08)%		(5,295,245)

NET ASSETS — 100.00%		$20,307,173

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $28,613,638. Net unrealized depreciation was $3,011,220, of which $3,105,412 represented gross unrealized appreciation on securities and $6,116,632 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$19,492,881	$177,403	$233,941	$19,904,225
Money market funds	5,698,193	—	—	5,698,193

Total	$25,191,074	$177,403	$233,941	$25,602,418

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2017

The following table includes a rollforward for the period ended May 31, 2017 of investments whose values are classified as Level 3 as of the beginning or end of the period.

Common Stocks
Balance at beginning of period	$330,149
Realized gain (loss) and change in unrealized appreciation/depreciation	152,308
Purchases	—
Sales	(266,888)
Transfers ina	81,278
Transfers out[a]	(62,906)[b]

Balance at end of period	$233,941

Net change in unrealized appreciation/depreciation on investments still held at end of period	$(18,545)

[a]	Represents the value as of the beginning of the reporting period.
[b]	Transfers out of Level 3 are due to resumption of trading of equity securities.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Global Valuation Committee to determine the fair value of the Fund’s Level 3 investments as of May 31, 2017:

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Input	Weighted Average of Unobservable Inputs[a]
Assets:
Common Stock[b]	$168,226	Last traded price — adjusted	Adjustment based on change on proxy index	-11% to -32%[c]	-21%
Common Stock[b]	$29,506	Grey market trade — adjusted	Trade details adjusted based on change on proxy index	-45% to -99%[c]	-50%

[a]	Unobservable inputs are weighted based on the fair value of the investments included in the range.
[b]	Does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable.
[c]	An increase in the unobservable input may result in a significant increase to the value, while a decrease in the unobservable input may result in a significant decrease to value.

66

Schedule of Investments (Unaudited)

iSHARES® MSCI DENMARK CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.14%

BANKS — 12.55%
Danske Bank A/S	154,364	$5,802,737
Jyske Bank A/S Registered	17,698	948,045
Spar Nord Bank A/S	32,126	413,478
Sydbank A/S	20,395	732,147

		7,896,407
BEVERAGES — 5.27%
Carlsberg A/S Class B	24,920	2,715,778
Royal Unibrew A/S	13,000	600,493

		3,316,271
BIOTECHNOLOGY — 5.33%
Bavarian Nordic A/Sa,b	9,963	543,636
Genmab A/Sa	12,135	2,591,750
Zealand Pharma A/Sa,b	12,045	216,653

		3,352,039
BUILDING PRODUCTS — 0.79%
Rockwool International A/S Class B	2,479	496,482

		496,482
CHEMICALS — 6.45%
Chr Hansen Holding A/S	24,057	1,686,125
Novozymes A/S Class B	52,337	2,371,655

		4,057,780
COMMERCIAL SERVICES & SUPPLIES — 2.44%
ISS A/S	37,013	1,535,705

		1,535,705
CONSTRUCTION & ENGINEERING — 1.47%
FLSmidth & Co. A/S	11,211	683,075
Per Aarsleff Holding A/S	10,007	239,742

		922,817
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.94%
TDC A/S	203,992	1,218,852

		1,218,852
ELECTRIC UTILITIES — 1.88%
DONG Energy A/Sc	27,096	1,184,035

		1,184,035
ELECTRICAL EQUIPMENT — 6.86%
Vestas Wind Systems A/S	48,495	4,313,745

		4,313,745

Security	Shares	Value
FOOD PRODUCTS — 0.70%
Schouw & Co. AB	4,094	$438,119

		438,119
HEALTH CARE EQUIPMENT & SUPPLIES — 7.75%
Ambu A/S Class Bb	9,160	614,737
Coloplast A/S Class B	26,159	2,241,895
GN Store Nord A/S	37,907	1,157,396
William Demant Holding A/Sa	32,757	860,033

		4,874,061
HEALTH CARE TECHNOLOGY — 0.07%
NNIT A/Sb,c	1,535	47,563

		47,563
HOUSEHOLD DURABLES — 0.45%
Bang & Olufsen A/Sa	18,366	285,932

		285,932
INSURANCE — 2.30%
Alm Brand A/S	32,446	281,994
Topdanmark A/Sa	16,638	500,707
Tryg A/S	32,342	665,817

		1,448,518
IT SERVICES — 0.46%
Nets A/Sa,c	14,318	287,403

		287,403
MACHINERY — 1.04%
NKT A/Sa	7,919	651,747

		651,747
MARINE — 7.07%
AP Moller - Maersk A/S Class A	671	1,219,096
AP Moller - Maersk A/S Class B	1,298	2,474,007
D/S Norden A/Sa,b	13,408	229,212
Dfds A/S	9,497	525,386

		4,447,701
OIL, GAS & CONSUMABLE FUELS — 0.31%
TORM PLC	20,198	196,915

		196,915
PHARMACEUTICALS — 23.94%
ALK-Abello A/Sb	2,388	360,407
H Lundbeck A/S	10,531	562,373
Novo Nordisk A/S Class B	332,356	14,136,395

		15,059,175

67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI DENMARK CAPPED ETF

May 31, 2017

Security	Shares	Value
ROAD & RAIL — 4.31%
DSV A/S	44,474	$2,709,755

		2,709,755
SOFTWARE — 1.13%
SimCorp A/S	11,393	708,629

		708,629
SPECIALTY RETAIL — 0.47%
Matas A/S	17,787	295,738

		295,738
TEXTILES, APPAREL & LUXURY GOODS — 3.56%
IC Group A/Sb	7,764	168,989
Pandora A/S	21,806	2,068,240

		2,237,229
TOBACCO — 0.26%
Scandinavian Tobacco Group A/Sc	10,204	165,031

		165,031
TRADING COMPANIES & DISTRIBUTORS — 0.34%
Solar A/S Class B	3,701	215,373

		215,373

TOTAL COMMON STOCKS
(Cost: $57,091,105)		62,363,022

SHORT-TERM INVESTMENTS — 3.24%

MONEY MARKET FUNDS — 3.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[d,e,f]	2,031,987	2,033,003

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[d,e]	6,910	$6,910

		2,039,913

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,039,554)		2,039,913

TOTAL INVESTMENTS IN SECURITIES — 102.38%
(Cost: $59,130,659)[g]		64,402,935
Other Assets, Less Liabilities — (2.38)%		(1,494,742)

NET ASSETS — 100.00%		$62,908,193

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $59,653,256. Net unrealized appreciation was $4,749,679, of which $8,420,800 represented gross unrealized appreciation on securities and $3,671,121 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$62,363,022	$—	$—	$62,363,022
Money market funds	2,039,913	—	—	2,039,913

Total	$64,402,935	$—	$—	$64,402,935

68

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.95%

AUSTRALIA — 6.77%
Alumina Ltd.	104,300	$149,081
Amcor Ltd./Australia	9,930	113,399
AMP Ltd.	30,720	115,491
APA Group	20,420	145,632
ASX Ltd.	5,040	191,804
Aurizon Holdings Ltd.	26,453	108,311
Australia & New Zealand Banking Group Ltd.	32,283	673,166
Boral Ltd.	21,108	107,640
Brambles Ltd.	26,836	207,172
Caltex Australia Ltd.	5,245	129,087
Commonwealth Bank of Australia	17,680	1,048,343
CSL Ltd.	3,980	383,075
Dexus	25,100	194,144
Goodman Group	28,560	180,723
GPT Group (The)	32,520	126,858
Healthscope Ltd.	76,435	114,942
Insurance Australia Group Ltd.	36,081	170,833
LendLease Group	13,898	168,956
Macquarie Group Ltd.	4,420	294,990
Mirvac Group	130,848	222,094
National Australia Bank Ltd.	28,560	640,396
Newcrest Mining Ltd.	10,580	166,505
Origin Energy Ltd.[a]	21,540	123,473
Ramsay Health Care Ltd.	2,700	138,550
Rio Tinto Ltd.	4,820	225,378
South32 Ltd.	94,840	186,394
Stockland	77,980	274,006
Sydney Airport	23,540	130,381
Tatts Group Ltd.	37,000	115,688
Telstra Corp. Ltd.	32,088	105,107
Transurban Group	31,560	289,456
Westpac Banking Corp.	38,085	864,747
Woodside Petroleum Ltd.	12,906	308,893
Woolworths Ltd.	9,000	174,536

		8,589,251
AUSTRIA — 0.31%
OMV AG	7,540	393,456

		393,456
BELGIUM — 1.16%
Anheuser-Busch InBev SA/NV	8,200	957,591
KBC Group NV	4,960	373,582

Security	Shares	Value
Umicore SA	2,180	$144,535

		1,475,708
DENMARK — 1.76%
Carlsberg A/S Class B	1,678	182,868
Chr Hansen Holding A/S	1,881	131,837
Coloplast A/S Class B	2,520	215,971
DONG Energy A/Sb	2,226	97,271
Genmab A/Sa	500	106,788
ISS A/S	3,760	156,006
Novo Nordisk A/S Class B	19,080	811,547
Novozymes A/S Class B	3,420	154,978
Pandora A/S	1,509	143,124
Vestas Wind Systems A/S	2,580	229,497

		2,229,887
FINLAND — 0.89%
Neste OYJ	5,520	219,674
Nokia OYJ	61,740	391,914
Stora Enso OYJ Class R	5,796	73,388
UPM-Kymmene OYJ	5,620	158,624
Wartsila OYJ Abp	4,820	286,452

		1,130,052
FRANCE — 10.59%
Accor SA	2,940	139,729
Aeroports de Paris	1,140	174,407
Air Liquide SA	3,540	431,909
Airbus SE	5,360	440,416
Atos SE	1,520	218,270
AXA SA	23,383	624,224
BNP Paribas SA	8,380	591,972
Cap Gemini SA	1,720	178,250
Carrefour SA	4,860	127,036
Cie. de Saint-Gobain	5,240	293,293
Cie. Generale des Etablissements Michelin Class B	2,260	284,633
CNP Assurances	8,864	195,165
Credit Agricole SA	3,402	52,181
Danone SA	9,040	671,735
Eiffage SA	1,340	121,978
Engie SA	13,380	204,397
Essilor International SA	3,600	479,105
Imerys SA	1,966	170,715
Ingenico Group SA	1,197	116,485
Kering	940	311,190
L’Oreal SA	3,440	736,714
Lagardere SCA	3,549	111,664

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

May 31, 2017

Security	Shares	Value
Legrand SA	3,280	$225,101
LVMH Moet Hennessy Louis Vuitton SE	2,600	664,119
Natixis SA	27,480	181,699
Orange SA	20,320	357,372
Pernod Ricard SA	2,860	388,823
Peugeot SA	7,060	139,329
Renault SA	2,260	211,162
Rexel SA	5,480	96,624
Sanofi	10,240	1,015,267
Schneider Electric SE	7,780	599,805
SES SA	4,389	108,678
Societe Generale SA	6,460	339,024
STMicroelectronics NV	6,580	108,657
Suez	8,720	159,244
Thales SA	1,186	131,125
Total SA	21,680	1,152,403
Unibail-Rodamco SE	1,800	464,835
Valeo SA	2,140	149,127
Vivendi SA	12,120	263,107

		13,430,969
GERMANY — 9.20%
adidas AG	2,520	482,444
Allianz SE Registered	5,603	1,076,768
BASF SE	10,040	946,552
Bayer AG Registered	7,200	956,185
Bayerische Motoren Werke AG	3,720	348,414
Brenntag AG	2,680	155,203
Commerzbank AGa	12,480	131,749
Daimler AG Registered	9,560	694,572
Deutsche Bank AG Registered	15,600	273,220
Deutsche Boerse AG	3,601	374,482
Deutsche Post AG Registered	13,708	501,207
Deutsche Telekom AG Registered	23,140	461,221
E.ON SE	21,300	186,537
Fraport AG Frankfurt Airport Services Worldwide	1,050	85,213
HeidelbergCement AG	2,480	231,132
Henkel AG & Co. KGaA	1,680	208,847
HOCHTIEF AG	623	114,717
Infineon Technologies AG	3,900	86,351
Linde AG	1,640	313,418
Merck KGaA	3,555	429,542
METRO AG	3,520	117,956

Security	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,100	$415,025
Osram Licht AG	2,100	160,980
ProSiebenSat.1 Media SE Registered	3,900	165,752
RWE AGa	8,160	165,901
SAP SE	12,240	1,313,625
Siemens AG Registered	8,923	1,274,809

		11,671,822
HONG KONG — 3.36%
AIA Group Ltd.	92,400	655,134
BOC Hong Kong Holdings Ltd.	80,500	363,117
CK Hutchison Holdings Ltd.	20,000	260,765
CLP Holdings Ltd.	30,000	328,010
Hang Seng Bank Ltd.	24,200	510,866
Hong Kong Exchanges & Clearing Ltd.	12,000	302,909
Hysan Development Co. Ltd.	40,000	188,901
Link REIT	10,000	78,922
Melco Resorts & Entertainment Ltd. ADR	7,600	171,608
MTR Corp. Ltd.	70,000	398,848
Sands China Ltd.[c]	40,000	184,538
Shangri-La Asia Ltd.	80,000	122,375
Sun Hung Kai Properties Ltd.	20,000	295,927
Swire Pacific Ltd. Class A	20,000	196,857
Swire Properties Ltd.[c]	60,000	200,194

		4,258,971
IRELAND — 0.54%
CRH PLC	11,120	400,830
Kerry Group PLC Class A	1,840	162,609
Paddy Power Betfair PLC	1,120	117,443

		680,882
ISRAEL — 0.59%
Bank Hapoalim BM	42,940	286,081
Bank Leumi Le-Israel BMa	29,320	143,481
Mobileye NVa	1,722	106,592
Teva Pharmaceutical Industries Ltd. ADR	7,600	211,736

		747,890
ITALY — 1.91%
Assicurazioni Generali SpA	16,090	254,210
CNH Industrial NV	22,580	250,738
Enel SpA	109,580	586,294
EXOR NV	2,920	163,028

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

May 31, 2017

Security	Shares	Value
Intesa Sanpaolo SpA	126,320	$361,935
Snam SpA	59,040	271,006
Terna Rete Elettrica Nazionale SpA	44,340	250,797
UniCredit SpA[a]	16,550	289,765

		2,427,773
JAPAN — 22.79%
Aeon Co. Ltd.	12,200	184,569
AEON Financial Service Co. Ltd.	6,000	123,434
Aisin Seiki Co. Ltd.	4,000	197,495
Ajinomoto Co. Inc.	10,000	214,405
Asahi Kasei Corp.	20,000	192,522
Asics Corp.	6,000	100,701
Astellas Pharma Inc.	22,000	278,220
Bridgestone Corp.	6,000	252,403
Central Japan Railway Co.	2,000	327,983
Chugai Pharmaceutical Co. Ltd.	4,000	152,281
Dai Nippon Printing Co. Ltd.	20,000	222,634
Dai-ichi Life Holdings Inc.	12,000	200,154
Daikin Industries Ltd.	4,000	392,639
Daiwa House Industry Co. Ltd.	10,100	330,532
Daiwa Securities Group Inc.	20,000	121,807
Denso Corp.	10,100	431,181
East Japan Railway Co.	4,000	383,958
Eisai Co. Ltd.	4,000	211,096
FANUC Corp.	2,000	393,724
Fast Retailing Co. Ltd.	600	201,293
FUJIFILM Holdings Corp.	4,000	146,060
Fujitsu Ltd.	20,000	146,096
Hankyu Hanshin Holdings Inc.	4,000	144,142
Hino Motors Ltd.	8,400	102,166
Hitachi Chemical Co. Ltd.	6,000	165,755
Hitachi Ltd.	60,000	362,816
Hitachi Metals Ltd.	10,000	133,382
Honda Motor Co. Ltd.	20,000	563,729
Hoya Corp.	4,000	197,278
Hulic Co. Ltd.	12,000	113,505
Idemitsu Kosan Co. Ltd.	6,000	168,196
IHI Corp.[a]	21,000	78,998
INPEX Corp.	22,300	205,385
JFE Holdings Inc.	8,000	133,580
JXTG Holdings Inc.	42,000	183,215
Kajima Corp.	20,000	153,909
Kansai Paint Co. Ltd.	4,100	88,796
Kao Corp.	6,000	378,876
Kawasaki Heavy Industries Ltd.	40,000	115,025

Security	Shares	Value
KDDI Corp.	24,200	$670,952
Keio Corp.	20,000	166,388
Keyence Corp.	900	409,450
Kikkoman Corp.	3,100	97,274
Kintetsu Group Holdings Co. Ltd.	20,000	77,226
Kirin Holdings Co. Ltd.	10,000	211,285
Kobe Steel Ltd.[a]	12,000	109,924
Komatsu Ltd.	14,000	333,400
Konica Minolta Inc.	12,000	94,516
Kubota Corp.	14,000	221,802
Kuraray Co. Ltd.	8,000	144,034
Kyocera Corp.	4,000	230,809
Kyowa Hakko Kirin Co. Ltd.	6,300	107,901
Lawson Inc.	2,000	136,547
Miraca Holdings Inc.	2,000	84,189
Mitsubishi Chemical Holdings Corp.	8,100	61,417
Mitsubishi Electric Corp.	20,000	276,168
Mitsubishi Estate Co. Ltd.	20,000	374,101
Mitsubishi Heavy Industries Ltd.	40,000	157,960
Mitsubishi Materials Corp.	4,000	113,035
Mitsubishi UFJ Financial Group Inc.	124,000	774,713
Mitsubishi UFJ Lease & Finance Co. Ltd.	16,800	85,834
Mitsui & Co. Ltd.	18,000	243,424
Mitsui Fudosan Co. Ltd.	8,000	189,610
Mizuho Financial Group Inc.	222,000	387,047
MS&AD Insurance Group Holdings Inc.	6,000	210,788
Murata Manufacturing Co. Ltd.	2,000	277,614
NEC Corp.	44,000	114,193
NGK Insulators Ltd.	6,100	122,678
NGK Spark Plug Co. Ltd.	8,000	162,843
Nidec Corp.	2,000	198,490
Nintendo Co. Ltd.	2,000	608,582
Nippon Express Co. Ltd.	20,000	123,525
Nippon Steel & Sumitomo Metal Corp.	8,000	170,475
Nippon Telegraph & Telephone Corp.	8,000	383,994
Nissan Motor Co. Ltd.	14,000	134,385
Nitto Denko Corp.	2,000	160,799
Nomura Holdings Inc.	40,000	239,960
Nomura Research Institute Ltd.	2,190	83,473
NTT DOCOMO Inc.	24,400	599,492
Obayashi Corp.	14,000	154,958
Odakyu Electric Railway Co. Ltd.	6,000	120,450
Omron Corp.	4,000	167,473
Ono Pharmaceutical Co. Ltd.	6,000	124,899

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

May 31, 2017

Security	Shares	Value
Oriental Land Co. Ltd./Japan	2,000	$129,385
ORIX Corp.	14,000	221,296
Osaka Gas Co. Ltd.	40,000	158,177
Otsuka Holdings Co. Ltd.	2,000	90,338
Panasonic Corp.	24,000	308,288
Recruit Holdings Co. Ltd.	4,000	212,325
Resona Holdings Inc.	30,000	153,737
Sekisui Chemical Co. Ltd.	12,000	211,168
Sekisui House Ltd.	12,200	209,613
Seven & I Holdings Co. Ltd.	6,000	255,441
Shimadzu Corp.	6,200	120,092
Shimizu Corp.	20,000	201,836
Shin-Etsu Chemical Co. Ltd.	4,000	359,253
Shionogi & Co. Ltd.	4,000	214,098
Showa Shell Sekiyu KK	12,000	110,250
SoftBank Group Corp.	8,000	651,300
Sompo Holdings Inc.	6,000	231,894
Sony Corp.	12,000	437,745
Stanley Electric Co. Ltd.	4,000	120,631
Subaru Corp.	6,000	203,192
Sumitomo Chemical Co. Ltd.	40,000	209,070
Sumitomo Dainippon Pharma Co. Ltd.[c]	8,000	122,259
Sumitomo Metal Mining Co. Ltd.	20,000	243,433
Sumitomo Mitsui Financial Group Inc.	12,000	431,234
Sumitomo Mitsui Trust Holdings Inc.	6,100	206,854
Suzuken Co. Ltd./Aichi Japan	4,000	131,663
Sysmex Corp.	2,000	119,003
T&D Holdings Inc.	12,000	170,041
Taisei Corp.	20,000	171,090
Takeda Pharmaceutical Co. Ltd.	6,000	309,644
Teijin Ltd.	8,000	149,677
Terumo Corp.	4,000	162,771
Tokio Marine Holdings Inc.	8,000	340,010
Tokyo Electron Ltd.	2,000	283,764
Tokyo Gas Co. Ltd.	40,000	207,985
Tokyu Corp.	20,000	147,217
Toray Industries Inc.	22,100	184,838
TOTO Ltd.	2,000	76,321
Toyota Motor Corp.	24,000	1,287,408
Toyota Tsusho Corp.	4,000	122,801
West Japan Railway Co.	2,000	139,042
Yamada Denki Co. Ltd.	23,100	121,365
Yamaha Corp.	4,000	129,493
Yamaha Motor Co. Ltd.	4,000	100,592
Yaskawa Electric Corp.	8,000	159,515

Security	Shares	Value
Yokogawa Electric Corp.	10,000	$173,713

		28,912,879
NETHERLANDS — 3.61%
Aegon NV	17,639	87,909
Akzo Nobel NV	4,040	338,498
ASML Holding NV	4,717	623,251
Gemalto NV	1,743	103,527
Heineken NV	3,340	329,274
ING Groep NV	29,080	486,910
Koninklijke Ahold Delhaize NV	9,560	211,027
Koninklijke DSM NV	1,740	129,646
Koninklijke KPN NV	41,740	142,359
Koninklijke Philips NV	10,180	360,136
Koninklijke Vopak NV	4,160	188,567
NXP Semiconductors NVa	2,440	268,156
Randstad Holding NV	1,449	83,914
RELX NV	18,900	392,544
Unilever NV CVA	14,740	840,359

		4,586,077
NEW ZEALAND — 0.06%
Fletcher Building Ltd.	13,167	70,650

		70,650
NORWAY — 0.84%
DNB ASA	8,760	148,836
Norsk Hydro ASA	45,680	246,938
Orkla ASA	25,440	255,083
Statoil ASA	15,320	267,205
Telenor ASA	9,040	149,729

		1,067,791
PORTUGAL — 0.16%
EDP – Energias de Portugal SA	54,679	201,307
Galp Energia SGPS SA	387	5,975

		207,282
SINGAPORE — 1.12%
Ascendas REIT	39,900	75,566
CapitaLand Ltd.	72,000	185,283
CapitaLand Mall Trust	106,000	152,479
City Developments Ltd.	26,000	200,159
DBS Group Holdings Ltd.	26,000	384,719
Keppel Corp. Ltd.	30,200	140,369
Singapore Telecommunications Ltd.	104,300	283,481

		1,422,056

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

May 31, 2017

Security	Shares	Value
SPAIN — 3.62%
Abertis Infraestructuras SA	9,000	$164,812
Amadeus IT Group SA	5,560	324,178
Banco Bilbao Vizcaya Argentaria SA	85,438	696,736
Banco Santander SA	133,800	869,798
CaixaBank SA	18,921	89,447
Ferrovial SA	7,800	175,904
Ferrovial SA New[a]	124	2,795
Gas Natural SDG SA	6,080	153,285
Iberdrola SA	68,221	544,520
Industria de Diseno Textil SA	17,440	713,753
Red Electrica Corp. SA	2,584	58,042
Repsol SA	20,403	342,197
Telefonica SA	40,480	451,283

		4,586,750
SWEDEN — 2.92%
Assa Abloy AB Class B	9,609	216,216
Atlas Copco AB Class A	6,980	258,763
Atlas Copco AB Class B	4,480	148,266
Boliden AB	9,880	270,945
Hennes & Mauritz AB Class B	10,300	257,055
Husqvarna AB Class B	14,469	150,361
Nordea Bank AB	25,920	333,449
Sandvik AB	10,982	172,421
Skandinaviska Enskilda Banken AB Class A	18,357	221,765
Skanska AB Class B	9,998	238,454
SKF AB Class B	5,166	105,881
Svenska Cellulosa AB SCA Class B	9,045	319,781
Swedbank AB Class A	12,463	300,980
Telefonaktiebolaget LM Ericsson Class B	28,960	211,650
Telia Co. AB	54,936	251,914
Volvo AB Class B	14,940	244,723

		3,702,624
SWITZERLAND — 8.98%
ABB Ltd. Registered	23,320	586,404
Actelion Ltd.[a]	1,380	396,507
Adecco Group AG Registered	2,360	176,107
Barry Callebaut AG Registered	42	60,338
Chocoladefabriken Lindt & Spruengli AG Registered	2	146,928
Cie. Financiere Richemont SA Class A Registered	5,200	434,251
Credit Suisse Group AG Registered	14,340	197,119

Security	Shares	Value
Geberit AG Registered	360	$168,698
Givaudan SA Registered	120	246,437
Kuehne + Nagel International AG Registered	1,674	270,421
LafargeHolcim Ltd. Registered	5,540	332,955
Lonza Group AG Registered	1,431	296,686
Nestle SA Registered	29,340	2,506,280
Novartis AG Registered	19,740	1,617,882
Roche Holding AG	6,460	1,774,656
SGS SA Registered	80	190,585
Sika AG Bearer	40	257,971
Sonova Holding AG Registered	609	100,960
Swiss Re AG	3,700	337,667
Swisscom AG Registered	607	291,345
UBS Group AG	33,600	534,794
Zurich Insurance Group AG	1,580	464,912

		11,389,903
UNITED KINGDOM — 17.77%
3i Group PLC	11,120	128,481
Anglo American PLC[a]	16,660	221,847
Antofagasta PLC	18,540	191,713
Ashtead Group PLC	7,500	151,622
Associated British Foods PLC	4,120	159,349
AstraZeneca PLC	12,340	833,793
Aviva PLC	44,160	299,294
BAE Systems PLC	25,020	214,954
Barclays PLC	148,660	403,017
Barratt Developments PLC	18,340	145,016
Berkeley Group Holdings PLC	3,320	139,551
BP PLC	171,800	1,035,072
British Land Co. PLC (The)	18,340	150,106
BT Group PLC	102,340	408,965
Bunzl PLC	5,600	175,817
Burberry Group PLC	6,560	153,706
Capita PLC	11,739	88,275
Centrica PLC	66,320	174,057
Cobham PLC	52,857	91,436
Coca-Cola European Partners PLC	5,800	239,361
Coca-Cola HBC AG	8,180	237,916
Compass Group PLC	15,520	334,594
Croda International PLC	3,900	199,525
DCC PLC	1,420	135,195
Diageo PLC	32,860	987,128
easyJet PLC	6,447	117,684
Experian PLC	5,360	111,957

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

May 31, 2017

Security	Shares	Value
GKN PLC	32,120	$145,129
GlaxoSmithKline PLC	45,100	991,810
Glencore PLC	132,980	489,433
Hammerson PLC	30,260	228,721
HSBC Holdings PLC	151,580	1,322,029
InterContinental Hotels Group PLC	3,695	208,595
Intertek Group PLC	3,040	168,714
Investec PLC	20,480	160,747
ITV PLC	73,914	186,736
J Sainsbury PLC	38,740	140,532
Johnson Matthey PLC	4,160	167,125
Kingfisher PLC	44,400	186,341
Land Securities Group PLC	8,020	110,782
Legal & General Group PLC	106,000	344,565
Lloyds Banking Group PLC	541,120	493,113
London Stock Exchange Group PLC	3,080	136,182
Marks & Spencer Group PLC	36,260	179,048
Mediclinic International PLC	11,600	121,073
Meggitt PLC	18,840	122,094
Merlin Entertainments PLC[b]	20,580	140,543
Mondi PLC	5,400	141,096
National Grid PLC	41,048	577,336
Next PLC	2,417	136,042
Old Mutual PLC	69,820	169,632
Pearson PLC	9,660	88,105
Petrofac Ltd.	11,044	54,178
Prudential PLC	26,260	588,510
Reckitt Benckiser Group PLC	6,120	627,151
RELX PLC	22,100	474,454
Rio Tinto PLC	12,820	513,463
Rolls-Royce Holdings PLC	14,060	157,458
Schroders PLC	6,780	276,321
Segro PLC	42,120	273,505
Shire PLC	6,992	403,612
Sky PLC	15,600	199,576
Smiths Group PLC	3,640	75,326
SSE PLC	17,240	334,953
Standard Chartered PLC[a]	32,760	309,532
Standard Life PLC	21,580	106,643
Tate & Lyle PLC	11,560	110,135
Taylor Wimpey PLC	46,080	120,818
Tesco PLC[a]	92,460	219,267
Travis Perkins PLC	4,860	102,517
Unilever PLC	13,080	731,401
United Utilities Group PLC	13,740	182,520

Security	Shares	Value
Vodafone Group PLC	306,340	$915,513
Whitbread PLC	2,800	155,105
Wm Morrison Supermarkets PLC	38,240	121,539
Wolseley PLC	3,880	255,954
WPP PLC	24,640	554,749

		22,549,154

TOTAL COMMON STOCKS
(Cost: $112,121,220)		125,531,827

PREFERRED STOCKS — 0.44%

GERMANY — 0.29%
Bayerische Motoren Werke AG, Preference Shares	1,660	136,528
Henkel AG & Co. KGaA, Preference Shares	1,660	233,241

		369,769
ITALY — 0.15%
Intesa Sanpaolo SpA, Preference Shares	70,120	190,501

		190,501
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC, Preference Shares[a]	998,260	1,289

		1,289

TOTAL PREFERRED STOCKS
(Cost: $485,009)		561,559

RIGHTS — 0.01%

SWITZERLAND — 0.01%
Credit Suisse Group AG (Expires 06/07/17)[a]	14,340	6,669

		6,669

TOTAL RIGHTS
(Cost: $0)		6,669

SHORT-TERM INVESTMENTS — 0.71%

MONEY MARKET FUNDS — 0.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[d,e,f]	534,616	534,883

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

May 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[d,e]	371,145	$371,145

		906,028

TOTAL SHORT-TERM INVESTMENTS
(Cost: $905,989)		906,028

TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $113,512,218)[g]		127,006,083
Other Assets, Less Liabilities — (0.11)%		(136,170)

NET ASSETS — 100.00%		$126,869,913

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $113,519,232. Net unrealized appreciation was $13,486,851, of which $14,755,617 represented gross unrealized appreciation on securities and $1,268,766 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$125,529,032	$2,795	$—	$125,531,827
Preferred stocks	560,270	1,289	—	561,559
Rights	6,669	—	—	6,669
Money market funds	906,028	—	—	906,028

Total	$127,001,999	$4,084	$—	$127,006,083

75

Schedule of Investments (Unaudited)

iSHARES® MSCI FINLAND CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.82%

AIRLINES — 0.37%
Finnair OYJ	22,559	$133,180

		133,180
AUTO COMPONENTS — 2.85%
Nokian Renkaat OYJ	24,952	1,020,769

		1,020,769
BUILDING PRODUCTS — 0.74%
Uponor OYJ	14,824	265,380

		265,380
CHEMICALS — 0.89%
Kemira OYJ	25,236	318,400

		318,400
COMMERCIAL SERVICES & SUPPLIES — 0.62%
Caverion Corp.[a,b]	26,565	222,250

		222,250
COMMUNICATIONS EQUIPMENT — 19.06%
Nokia OYJ	1,075,127	6,824,695

		6,824,695
CONSTRUCTION & ENGINEERING — 1.13%
Lehto Group OYJ	9,429	133,067
YIT OYJ	31,863	269,799

		402,866
CONTAINERS & PACKAGING — 2.18%
Huhtamaki OYJ	20,024	778,638

		778,638
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.99%
DNA OYJ	16,577	235,434
Elisa OYJ	30,600	1,192,984

		1,428,418
ELECTRIC UTILITIES — 4.14%
Fortum OYJ	93,024	1,483,306

		1,483,306
FOOD & STAPLES RETAILING — 2.08%
Kesko OYJ Class B	14,292	743,140

		743,140
FOOD PRODUCTS — 0.26%
Atria OYJ	7,317	92,729

		92,729
HEALTH CARE PROVIDERS & SERVICES — 0.46%
Oriola Corp. Class B	39,754	162,720

		162,720

Security	Shares	Value
INSURANCE — 11.04%
Sampo OYJ Class A	77,736	$3,953,742

		3,953,742
IT SERVICES — 1.21%
Tieto OYJ	13,305	434,780

		434,780
LEISURE PRODUCTS — 1.72%
Amer Sports OYJ	26,539	616,260

		616,260
MACHINERY — 20.39%
Cargotec OYJ Class B	8,820	525,659
Kone OYJ Class B	55,540	2,754,878
Konecranes OYJ	14,949	617,437
Metso OYJ	24,743	842,496
Outotec OYJ[a,b]	41,007	268,143
Ponsse OYJ	4,711	126,240
Valmet OYJ	28,884	562,555
Wartsila OYJ Abp	26,946	1,601,396

		7,298,804
MEDIA — 0.56%
Sanoma OYJ	21,560	200,985

		200,985
METALS & MINING — 1.56%
Outokumpu OYJ	70,354	560,121

		560,121
MULTILINE RETAIL — 0.73%
Stockmann OYJ Abp Class Ba,b	15,542	121,727
Tokmanni Group Corp.	15,037	140,008

		261,735
OIL, GAS & CONSUMABLE FUELS — 3.05%
Neste OYJ	27,398	1,090,332

		1,090,332
PAPER & FOREST PRODUCTS — 11.91%
Metsa Board OYJ	47,289	361,068
Stora Enso OYJ Class R	117,429	1,486,871
UPM-Kymmene OYJ	85,647	2,417,383

		4,265,322
PHARMACEUTICALS — 4.00%
Orion OYJ Class B	22,102	1,431,573

		1,431,573
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.01%
Citycon OYJ	106,681	268,716
Sponda OYJ	58,339	272,774

76

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FINLAND CAPPED ETF

May 31, 2017

Security	Shares	Value
Technopolis OYJ	47,967	$178,538

		720,028
SOFTWARE — 0.43%
F-Secure OYJ	33,632	155,059

		155,059
TRADING COMPANIES & DISTRIBUTORS — 1.44%
Cramo OYJ	9,979	290,970
Ramirent OYJ	21,545	223,861

		514,831

TOTAL COMMON STOCKS
(Cost: $32,550,947)		35,380,063

SHORT-TERM INVESTMENTS — 1.75%

MONEY MARKET FUNDS — 1.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[c,d,e]	619,992	620,302
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	8,386	8,386

		628,688

TOTAL SHORT-TERM INVESTMENTS
(Cost: $628,648)		628,688

Security	Shares	Value
TOTAL INVESTMENTS IN SECURITIES — 100.57%
(Cost: $33,179,595)[f]		$36,008,751
Other Assets, Less Liabilities — (0.57)%		(205,506)

NET ASSETS — 100.00%		$35,803,245

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $34,092,908. Net unrealized appreciation was $1,915,843, of which $3,858,584 represented gross unrealized appreciation on securities and $1,942,741 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$35,380,063	$—	$—	$35,380,063
Money market funds	628,688	—	—	628,688

Total	$36,008,751	$—	$—	$36,008,751

77

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 94.33%

AEROSPACE & DEFENSE — 4.80%
MTU Aero Engines AG	7,984	$1,127,638
OHB SE	792	23,191

		1,150,829
AUTO COMPONENTS — 2.29%
ElringKlinger AGa	4,375	85,824
Grammer AG	1,420	78,346
LEONI AGa	4,766	263,011
SAF-Holland SA	6,972	121,795

		548,976
AUTOMOBILES — 0.12%
EDAG Engineering Group AGa	1,557	28,460

		28,460
BANKS — 0.20%
comdirect bank AG	4,282	46,875

		46,875
BIOTECHNOLOGY — 0.14%
Biotest AG	1,076	32,971

		32,971
BUILDING PRODUCTS — 0.12%
CENTROTEC Sustainable AG	1,355	29,560

		29,560
CAPITAL MARKETS — 1.50%
AURELIUS Equity Opportunities SE & Co KGaA[a]	3,592	209,473
Deutsche Beteiligungs AG	1,851	86,110
MLP AG	9,264	63,202

		358,785
CHEMICALS — 1.22%
H&R GmbH & Co. KGaA[b]	1,943	27,825
Wacker Chemie AG	2,402	263,622

		291,447
COMMERCIAL SERVICES & SUPPLIES — 1.09%
Bilfinger SE	4,948	191,514
Cewe Stiftung & Co. KGAA	797	70,354

		261,868
COMMUNICATIONS EQUIPMENT — 0.30%
ADVA Optical Networking SEa,b	6,467	72,940

		72,940

Security	Shares	Value
CONSUMER FINANCE — 0.19%
Ferratum OYJ	1,768	$44,623

		44,623
DIVERSIFIED FINANCIAL SERVICES — 1.52%
GRENKE AGa	1,361	293,769
Hypoport AGb	473	70,209

		363,978
ELECTRICAL EQUIPMENT — 1.28%
Nordex SEa,b	9,678	138,648
Senvion SAb	3,963	57,710
SGL Carbon SEa,b	9,373	110,090

		306,448
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.30%
Isra Vision AG	503	90,783
Jenoptik AG	7,913	220,808

		311,591
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.74%
Alstria office REIT AGa	21,172	295,813
Hamborner REIT AG	11,645	120,983

		416,796
FOOD PRODUCTS — 1.50%
KWS Saat SE	304	124,775
Suedzucker AG	10,971	234,894

		359,669
HEALTH CARE EQUIPMENT & SUPPLIES — 1.73%
Carl Zeiss Meditec AG Bearer	6,179	319,934
Draegerwerk AG & Co. KGaA	474	42,529
STRATEC Biomedical AG	735	51,690

		414,153
HEALTH CARE PROVIDERS & SERVICES — 0.58%
RHOEN-KLINIKUM AG	4,618	139,171

		139,171
HEALTH CARE TECHNOLOGY — 0.87%
CompuGroup Medical SE	3,677	209,138

		209,138
HOTELS, RESTAURANTS & LEISURE — 0.42%
bet-at-home.com AG	429	69,274
Zeal Network SE	1,105	32,525

		101,799

78

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
HOUSEHOLD DURABLES — 0.13%
Surteco SE	1,173	$31,459

		31,459
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.88%
Capital Stage AGa	12,626	87,984
Uniper SEb	30,903	603,094

		691,078
INDUSTRIAL CONGLOMERATES — 3.51%
Indus Holding AG	2,816	198,545
Rheinmetall AG	6,683	642,010

		840,555
INSURANCE — 0.33%
Wuestenrot & Wuerttembergische AG	3,590	78,155

		78,155
INTERNET & DIRECT MARKETING RETAIL — 1.35%
Takkt AG	5,038	122,936
zooplus AGa,b	920	200,442

		323,378
INTERNET SOFTWARE & SERVICES — 1.35%
Rocket Internet SEb,c	8,863	207,651
XING AG	432	115,981

		323,632
IT SERVICES — 7.04%
Bechtle AG	2,256	289,838
CANCOM SE	2,390	140,693
GFT Technologies SEa	2,448	55,551
Wirecard AGa	18,023	1,202,433

		1,688,515
LIFE SCIENCES TOOLS & SERVICES — 4.14%
Evotec AGb	19,099	267,279
Gerresheimer AGa	4,819	413,142
MorphoSys AGa,b	4,251	311,625

		992,046
MACHINERY — 12.70%
DEUTZ AG	13,935	113,137
DMG Mori AG	3,041	168,467
Duerr AG	3,985	435,073
Heidelberger Druckmaschinen AGa,b	37,586	102,155
KION Group AG	10,872	805,176
Koenig & Bauer AG	2,030	138,585
Krones AG	2,428	302,652
NORMA Group SE	4,892	260,805

Security	Shares	Value
Pfeiffer Vacuum Technology AG	1,060	$151,499
Rational AG	524	283,070
SLM Solutions Group AGa,b	1,934	83,729
Vossloh AGb	1,593	105,420
Wacker Neuson SE	4,311	95,258

		3,045,026
MARINE — 0.47%
Hapag-Lloyd AGb,c	3,613	112,987

		112,987
MEDIA — 2.75%
Borussia Dortmund GmbH & Co. KGaA	9,208	63,700
CTS Eventim AG & Co. KGaA	7,370	321,599
Stroeer SE & Co. KGaA[a]	4,244	273,505

		658,804
METALS & MINING — 2.64%
Aurubis AG	5,177	403,665
Salzgitter AG	5,998	228,647

		632,312
OIL, GAS & CONSUMABLE FUELS — 0.15%
VERBIO Vereinigte BioEnergie AG	3,416	37,065

		37,065
PHARMACEUTICALS — 2.75%
STADA Arzneimittel AGa	9,093	658,495

		658,495
PROFESSIONAL SERVICES — 0.62%
Amadeus Fire AG	799	72,462
Bertrandt AG	857	76,710

		149,172
REAL ESTATE MANAGEMENT & DEVELOPMENT — 10.75%
ADLER Real Estate AGa,b	3,659	61,801
ADO Properties SAa,c	4,746	204,269
Deutsche Euroshop AG	7,169	299,003
DIC Asset AG	6,860	76,663
Grand City Properties SA	15,355	318,484
LEG Immobilien AG	9,701	915,465
PATRIZIA Immobilien AGb	6,447	122,555
TAG Immobilien AG	19,116	285,466
TLG Immobilien AG	11,383	231,939
WCM Beteiligungs & Grundbesitz-AGb	17,259	61,988

		2,577,633

79

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
ROAD & RAIL — 0.92%
Sixt Leasing SE	1,916	$41,345
Sixt SE	1,857	109,025
VTG AG	1,987	69,981

		220,351
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.55%
AIXTRON SEb	16,458	108,377
Dialog Semiconductor PLC[b]	11,959	571,469
Elmos Semiconductor AG	1,553	37,712
Manz AGa,b	655	30,567
Siltronic AGb	3,223	289,108
SMA Solar Technology AGa	1,881	53,260

		1,090,493
SOFTWARE — 2.94%
Nemetschek SE	2,950	230,849
RIB Software SEa	5,400	96,671
Software AG	7,884	378,338

		705,858
SPECIALTY RETAIL — 0.17%
Hornbach Baumarkt AG	1,203	41,327

		41,327
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.76%
Diebold Nixdorf AG	1,269	101,687
S&T AG	5,616	81,087

		182,774
TEXTILES, APPAREL & LUXURY GOODS — 0.22%
Gerry Weber International AGa	3,911	53,479

		53,479
THRIFTS & MORTGAGE FINANCE — 2.40%
Aareal Bank AG	8,733	365,608
Deutsche Pfandbriefbank AGc	16,523	210,792

		576,400
TRADING COMPANIES & DISTRIBUTORS — 0.82%
BayWa AG	2,059	73,778
Kloeckner & Co. SE	11,485	121,542

		195,320
TRANSPORTATION INFRASTRUCTURE — 0.34%
Hamburger Hafen und Logistik AG	3,758	80,503

		80,503

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 4.74%
Drillisch AG	6,865	$434,233
Freenet AG	19,659	702,657

		1,136,890

TOTAL COMMON STOCKS
(Cost: $18,965,225)		22,613,784

PREFERRED STOCKS — 5.08%

BIOTECHNOLOGY — 0.30%
Biotest AG, Preference Shares	3,030	72,404

		72,404
CONSTRUCTION MATERIALS — 0.21%
STO SE & Co. KGaA, Preference Shares	394	51,040

		51,040
HEALTH CARE EQUIPMENT & SUPPLIES — 2.90%
Draegerwerk AG & Co. KGaA, Preference Shares	1,166	136,821
Sartorius AG, Preference Shares	5,461	557,286

		694,107
MACHINERY — 1.16%
Jungheinrich AG, Preference Shares	7,371	277,713

		277,713
ROAD & RAIL — 0.51%
Sixt SE, Preference Shares	2,556	122,039

		122,039

TOTAL PREFERRED STOCKS
(Cost: $756,473)		1,217,303

SHORT-TERM INVESTMENTS — 20.73%

MONEY MARKET FUNDS — 20.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[d,e,f]	4,962,144	4,964,624
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[d,e]	3,934	3,934

		4,968,558

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,967,550)		4,968,558

80

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

May 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 120.14%
(Cost: $24,689,248)[g]	$28,799,645
Other Assets, Less Liabilities — (20.14)%	(4,827,926)

NET ASSETS — 100.00%	$23,971,719

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $24,834,437. Net unrealized appreciation was $3,965,208, of which $5,632,637 represented gross unrealized appreciation on securities and $1,667,429 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$22,613,784	$—	$—	$22,613,784
Preferred stocks	1,217,303	—	—	1,217,303
Money market funds	4,968,558	—	—	4,968,558

Total	$28,799,645	$—	$—	$28,799,645

81

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL IMPACT ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.49%

AUSTRALIA — 1.36%
CSL Ltd.	1,640	$157,850
GPT Group (The)	7,648	29,834
Mirvac Group	64,392	109,296

		296,980
BELGIUM — 3.83%
Umicore SA	12,632	837,508

		837,508
CHINA — 3.87%
Beijing Enterprises Water Group Ltd.[a]	160,000	128,124
China Everbright International Ltd.	32,000	40,860
China Longyuan Power Group Corp. Ltd.	120,000	90,395
China Vanke Co. Ltd. Class H	107,200	284,768
CSPC Pharmaceutical Group Ltd.	16,000	23,941
GCL-Poly Energy Holdings Ltd.[b]	2,072,000	220,696
Huaneng Renewables Corp. Ltd. Class H	176,000	58,272

		847,056
DENMARK — 5.46%
Genmab A/Sb	8	1,708
Novo Nordisk A/S Class B	11,264	479,102
Vestas Wind Systems A/S	8,000	711,619

		1,192,429
FRANCE — 10.85%
Danone SA	6,760	502,315
Fonciere des Regions	296	27,613
Klepierre	1,592	66,560
Schneider Electric SE	11,184	862,239
Suez	41,096	750,490
Unibail-Rodamco SE	624	161,143

		2,370,360
HONG KONG — 1.89%
Swire Properties Ltd.[a]	8,000	26,693
WH Group Ltd.[c]	412,000	385,963

		412,656
INDONESIA — 0.11%
Indofood CBP Sukses Makmur Tbk PT	19,200	12,541
Unilever Indonesia Tbk PT	3,200	11,093

		23,634

Security	Shares	Value
JAPAN — 15.41%
Chugai Pharmaceutical Co. Ltd.	1,000	$38,070
Daiichi Sankyo Co. Ltd.	8,800	193,252
East Japan Railway Co.	8,800	844,708
NH Foods Ltd.	10,000	314,238
Nippon Prologis REIT Inc.	8	17,413
Nisshin Seifun Group Inc.	4,000	66,157
Nissin Foods Holdings Co. Ltd.	800	50,568
Ono Pharmaceutical Co. Ltd.	1,600	33,307
Sekisui House Ltd.	50,400	865,940
Shionogi & Co. Ltd.	1,600	85,639
Sysmex Corp.	800	47,601
Terumo Corp.	2,400	97,663
TOTO Ltd.	4,800	183,171
Toyo Suisan Kaisha Ltd.	2,400	93,647
Unicharm Corp.	4,800	130,043
Yakult Honsha Co. Ltd.	800	56,644
Yokogawa Electric Corp.	14,400	250,146

		3,368,207
MALAYSIA — 0.03%
PPB Group Bhd	1,800	7,065

		7,065
MEXICO — 0.37%
Gruma SAB de CV Series B	4,320	56,195
Kimberly-Clark de Mexico SAB de CV Series A	12,800	25,231

		81,426
NORWAY — 0.46%
Marine Harvest ASA	5,704	100,232

		100,232
PHILIPPINES — 0.16%
Energy Development Corp.	284,800	34,903

		34,903
SINGAPORE — 0.17%
CapitaLand Commercial Trust	6,400	7,679
CapitaLand Mall Trust	20,700	29,777

		37,456
SOUTH AFRICA — 0.44%
Aspen Pharmacare Holdings Ltd.	2,552	57,480
Tiger Brands Ltd.	1,320	38,440

		95,920
SOUTH KOREA — 0.89%
Ottogi Corp.	16	12,162

82

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL IMPACT ETF

May 31, 2017

Security	Shares	Value
Samsung SDI Co. Ltd.	1,232	$182,115

		194,277
SPAIN — 0.52%
Gamesa Corp. Tecnologica SA	5,032	114,245

		114,245
SWEDEN — 1.60%
Svenska Cellulosa AB SCA Class B	9,896	349,868

		349,868
SWITZERLAND — 5.09%
ABB Ltd. Registered	34,384	864,619
Actelion Ltd.[b]	327	93,955
Geberit AG Registered	328	153,703

		1,112,277
TAIWAN — 0.95%
Uni-President Enterprises Corp.	104,000	207,799

		207,799
UNITED KINGDOM — 10.74%
Barratt Developments PLC	55,976	442,606
Berkeley Group Holdings PLC	5,504	231,352
Johnson Matthey PLC	21,616	868,409
Pearson PLC	88,168	804,142

		2,346,509
UNITED STATES — 35.29%
AbbVie Inc.	13,072	863,013
Acuity Brands Inc.	768	125,115
Akamai Technologies Inc.[b]	5,320	250,838
Amgen Inc.	3,080	478,139
Arista Networks Inc.[b]	536	78,996
BioMarin Pharmaceutical Inc.[b]	536	46,975
Cadence Design Systems Inc.[b]	6,072	213,370
Celgene Corp.[b]	3,720	425,605
Citrix Systems Inc.[b]	3,592	296,484
Colgate-Palmolive Co.	3,624	276,729
DexCom Inc.[b]	248	16,576
Digital Realty Trust Inc.	1,792	211,797
Edwards Lifesciences Corp.[b]	808	92,977
Gilead Sciences Inc.	13,328	864,854
Hormel Foods Corp.	3,832	128,870
Incyte Corp.[b]	312	40,351
Jazz Pharmaceuticals PLC[b]	384	55,895
JM Smucker Co. (The)	784	100,234
Kimberly-Clark Corp.	4,288	556,282
Procter & Gamble Co. (The)	9,944	875,967
Rockwell Automation Inc.	1,504	238,715

Security	Shares	Value
ServiceNow Inc.[b]	1,536	$160,742
Tesla Inc.[b]	2,712	924,819
United Therapeutics Corp.[b]	480	58,027
Vertex Pharmaceuticals Inc.[b]	600	74,160
VMware Inc. Class Aa,b	1,256	122,020
Xylem Inc./NY	2,576	134,313

		7,711,863

TOTAL COMMON STOCKS
(Cost: $19,908,468)		21,742,670

SHORT-TERM INVESTMENTS — 1.10%

MONEY MARKET FUNDS — 1.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[d,e,f]	235,971	236,089
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[d,e]	5,505	5,505

		241,594

TOTAL SHORT-TERM INVESTMENTS
(Cost: $241,521)		241,594

TOTAL INVESTMENTS IN SECURITIES — 100.59%
(Cost: $20,149,989)[g]		21,984,264
Other Assets, Less Liabilities — (0.59)%		(130,024)

NET ASSETS — 100.00%		$21,854,240

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $20,223,550. Net unrealized appreciation was $1,760,714, of which $2,343,609 represented gross unrealized appreciation on securities and $582,895 represented gross unrealized depreciation on securities.

83

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL IMPACT ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$21,742,670	$—	$—	$21,742,670
Money market funds	241,594	—	—	241,594

Total	$21,984,264	$—	$—	$21,984,264

84

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI INDIA ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.92%

AUTO COMPONENTS — 1.80%
Bharat Forge Ltd.	1,277,935	$23,170,989
Bosch Ltd.	89,468	32,362,054
Motherson Sumi Systems Ltd.[a]	5,135,622	35,862,593

		91,395,636
AUTOMOBILES — 9.60%
Bajaj Auto Ltd.	1,022,757	45,113,380
Hero Motocorp Ltd.	607,385	35,259,302
Mahindra & Mahindra Ltd.	4,538,949	99,681,708
Maruti Suzuki India Ltd.	1,287,330	143,876,885
Tata Motors Ltd.	19,259,986	142,136,428
Tata Motors Ltd. Class A	4,633,653	20,676,204

		486,743,907
BANKS — 9.66%
Axis Bank Ltd.	20,516,044	163,457,415
ICICI Bank Ltd.	26,101,731	132,066,182
IDFC Bank Ltd.	16,586,277	14,794,486
State Bank of India	19,760,835	88,298,958
Yes Bank Ltd.	4,121,675	91,437,686

		490,054,727
BEVERAGES — 0.49%
United Spirits Ltd.[a]	710,401	24,942,761

		24,942,761
CHEMICALS — 2.37%
Asian Paints Ltd.	3,505,845	62,553,143
UPL Ltd.	4,334,929	57,868,480

		120,421,623
CONSTRUCTION & ENGINEERING — 2.08%
Larsen & Toubro Ltd.	3,862,088	105,393,341

		105,393,341
CONSTRUCTION MATERIALS — 3.94%
ACC Ltd.	547,595	13,893,993
Ambuja Cements Ltd.	7,258,117	27,139,193
Grasim Industries Ltd.	3,360,991	60,169,136
Shree Cement Ltd.	102,768	28,678,277
Ultratech Cement Ltd.	1,073,260	69,785,188

		199,665,787
CONSUMER FINANCE — 1.75%
Bajaj Finance Ltd.	2,009,212	41,322,441
Mahindra & Mahindra Financial Services Ltd.	3,405,492	18,943,445

Security	Shares	Value
Shriram Transport Finance Co. Ltd.	1,799,841	$28,453,779

		88,719,665
DIVERSIFIED FINANCIAL SERVICES — 0.80%
Power Finance Corp. Ltd.	7,771,716	16,086,681
Rural Electrification Corp. Ltd.	8,219,757	24,619,778

		40,706,459
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.77%
Bharti Infratel Ltd.	6,840,053	38,864,901

		38,864,901
ELECTRIC UTILITIES — 0.34%
Tata Power Co. Ltd.	13,604,498	17,079,422

		17,079,422
ELECTRICAL EQUIPMENT — 0.76%
Bharat Heavy Electricals Ltd.	7,165,721	15,348,770
Havells India Ltd.	3,060,419	23,119,160

		38,467,930
FOOD PRODUCTS — 0.57%
Nestle India Ltd.	282,299	29,074,784

		29,074,784
GAS UTILITIES — 0.77%
GAIL (India) Ltd.	6,110,401	39,208,091

		39,208,091
HEALTH CARE PROVIDERS & SERVICES — 0.37%
Apollo Hospitals Enterprise Ltd.[a]	987,154	18,529,792

		18,529,792
HOUSEHOLD PRODUCTS — 2.58%
Hindustan Unilever Ltd.	7,903,857	130,710,096

		130,710,096
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.99%
NTPC Ltd.	20,136,052	49,996,831

		49,996,831
INDUSTRIAL CONGLOMERATES — 0.36%
Siemens Ltd.	870,536	18,451,666

		18,451,666
INSURANCE — 0.60%
Bajaj Finserv Ltd.[a]	467,229	30,356,850

		30,356,850

85

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA ETF

May 31, 2017

Security	Shares	Value
IT SERVICES — 14.87%
HCL Technologies Ltd.	6,874,047	$92,078,349
Infosys Ltd.	22,376,611	338,857,219
Tata Consultancy Services Ltd.	5,758,461	227,286,063
Tech Mahindra Ltd.	5,691,264	34,401,627
Wipro Ltd.	7,410,525	61,505,520

		754,128,778
LIFE SCIENCES TOOLS & SERVICES — 0.01%
Divi’s Laboratories Ltd.[a]	58,930	531,713

		531,713
MACHINERY — 1.81%
Ashok Leyland Ltd.	13,863,636	20,305,542
Eicher Motors Ltd.[a]	162,431	71,585,950

		91,891,492
MEDIA — 1.02%
Zee Entertainment Enterprises Ltd.	6,469,377	51,623,663

		51,623,663
METALS & MINING — 3.38%
Hindalco Industries Ltd.	14,230,822	44,267,297
JSW Steel Ltd.	10,314,635	30,990,267
Tata Steel Ltd.	3,669,913	28,707,456
Vedanta Ltd.	18,169,641	67,206,832

		171,171,852
OIL, GAS & CONSUMABLE FUELS — 11.14%
Bharat Petroleum Corp. Ltd.	6,194,946	71,306,210
Coal India Ltd.	8,324,629	33,875,253
Hindustan Petroleum Corp. Ltd.	4,965,112	42,648,250
Indian Oil Corp. Ltd.	6,889,789	45,858,957
Oil & Natural Gas Corp. Ltd.	15,665,933	42,976,908
Reliance Industries Ltd.[a]	15,802,548	328,370,677

		565,036,255
PERSONAL PRODUCTS — 1.89%
Dabur India Ltd.	6,507,863	28,237,388
Godrej Consumer Products Ltd.	1,455,822	40,875,610
Marico Ltd.	5,517,067	26,849,954

		95,962,952
PHARMACEUTICALS — 6.54%
Aurobindo Pharma Ltd.	3,250,761	28,927,843
Cadila Healthcare Ltd.	2,499,535	17,979,451
Cipla Ltd.	4,224,144	33,805,591
Dr. Reddy’s Laboratories Ltd.	1,392,133	54,456,523
Glenmark Pharmaceuticals Ltd.	1,681,672	16,593,870

Security	Shares	Value
Lupin Ltd.	2,701,321	$48,608,706
Piramal Enterprises Ltd.[a]	956,587	40,546,716
Sun Pharmaceuticals Industries Ltd.	11,685,380	90,846,042

		331,764,742
ROAD & RAIL — 0.18%
Container Corp. of India Ltd.	518,311	9,320,279

		9,320,279
TEXTILES, APPAREL & LUXURY GOODS — 0.55%
Titan Co. Ltd.[a]	3,793,966	27,925,519

		27,925,519
THRIFTS & MORTGAGE FINANCE — 10.99%
Housing Development Finance Corp. Ltd.	18,350,728	446,495,511
Indiabulls Housing Finance Ltd.	3,855,592	69,355,240
LIC Housing Finance Ltd.	3,637,326	41,385,012

		557,235,763
TOBACCO — 3.95%
ITC Ltd.	41,434,526	200,236,907

		200,236,907
TRANSPORTATION INFRASTRUCTURE — 0.92%
Adani Ports & Special Economic Zone Ltd.[a]	8,866,713	46,587,348

		46,587,348
WIRELESS TELECOMMUNICATION SERVICES — 2.07%
Bharti Airtel Ltd.	14,495,698	83,476,079
Idea Cellular Ltd.	17,392,251	21,565,097

		105,041,176

TOTAL COMMON STOCKS
(Cost: $4,266,649,777)		5,067,242,708

PREFERRED STOCKS — 0.05%

INDIA — 0.05%
Vedanta Ltd., Preference Shares[a,b]	225,397,680	2,676,860

		2,676,860

TOTAL PREFERRED STOCKS
(Cost: $2,694,189)		2,676,860

86

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA ETF

May 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $4,269,343,966)[c]	$5,069,919,568
Other Assets, Less Liabilities — 0.03%	1,620,778

NET ASSETS — 100.00%	$5,071,540,346

[a]	Non-income earning security.
[b]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[c]	The cost of investments for federal income tax purposes was $4,448,079,381. Net unrealized appreciation was $621,840,187, of which $948,129,352 represented gross unrealized appreciation on securities and $326,289,165 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$5,067,242,708	$—	$—	$5,067,242,708
Preferred stocks	—	—	2,676,860	2,676,860

Total	$5,067,242,708	$—	$2,676,860	$5,069,919,568

87

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI INDIA SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 100.02%

AIR FREIGHT & LOGISTICS — 0.47%
Allcargo Logistics Ltd.[a]	94,546	$254,609
Blue Dart Express Ltd.	9,170	628,291

		882,900
AIRLINES — 0.42%
Jet Airways India Ltd.[a]	43,688	323,597
SpiceJet Ltd.[a]	276,662	453,028

		776,625
AUTO COMPONENTS — 5.58%
Apollo Tyres Ltd.	440,406	1,560,397
Asahi India Glass Ltd.	112,200	451,356
Balkrishna Industries Ltd.	74,390	1,698,506
Ceat Ltd.[a]	35,002	913,242
Endurance Technologies Ltd.[a,b]	54,094	705,436
Exide Industries Ltd.	392,246	1,399,793
JK Tyre & Industries Ltd.	104,713	269,897
Mahindra CIE Automotive Ltd.[a]	151,154	567,179
Sundram Fasteners Ltd.	96,922	576,995
Tube Investments of India Ltd.	136,912	1,469,173
WABCO India Ltd.	8,688	784,553

		10,396,527
AUTOMOBILES —0.98%
TVS Motor Co. Ltd.	219,214	1,828,935

		1,828,935
BANKS — 6.34%
Allahabad Bank[a]	286,036	310,552
Andhra Bank	261,956	237,920
Canara Bank Ltd.[a]	229,706	1,249,284
DCB Bank Ltd.	289,132	856,372
Federal Bank Ltd.	2,384,196	4,118,392
Jammu & Kashmir Bank Ltd. (The)	372,896	472,189
Karnataka Bank Ltd. (The)	266,256	709,177
Karur Vysya Bank Ltd. (The)	468,700	842,309
Oriental Bank of Commerce	133,128	308,472
RBL Bank Ltd.[a,b]	172,688	1,412,391
Syndicate Bank[a]	260,943	311,215
Union Bank of India	264,364	637,145
Vijaya Bank[a]	288,100	335,566

		11,800,984
BIOTECHNOLOGY — 0.74%
Biocon Ltd.[a]	93,119	1,369,147

		1,369,147

Security	Shares	Value
BUILDING PRODUCTS — 1.79%
Astral Polytechnik Ltd.	55,298	$519,897
Blue Star Ltd.[a]	44,135	434,475
Cera Sanitaryware Ltd.	9,030	433,607
Kajaria Ceramics Ltd.	122,292	1,328,684
Sintex Industries Ltd.	654,288	270,761
Somany Ceramics Ltd.	28,568	352,274

		3,339,698
CAPITAL MARKETS — 4.81%
BSE Ltd.	24,768	419,736
Credit Analysis & Research Ltd.	39,523	877,353
CRISIL Ltd.	34,314	988,894
Edelweiss Financial Services Ltd.	640,098	1,717,808
IIFL Holdings Ltd.	235,980	1,828,552
Indiabulls Ventures Ltd.	160,258	388,971
JM Financial Ltd.	366,274	697,692
Motilal Oswal Financial Services Ltd.	66,220	1,058,473
Multi Commodity Exchange of India Ltd.	33,368	519,293
PTC India Financial Services Ltd.	296,442	202,621
Tata Investment Corp. Ltd.[a]	25,646	262,303

		8,961,696
CHEMICALS — 7.85%
Aarti Industries[a]	37,957	517,879
Advanced Enzyme Technologies Ltd.[a]	51,514	297,291
Akzo Nobel India Ltd.	17,974	499,090
Atul Ltd.	13,674	531,976
BASF India Ltd.	19,952	425,387
Bayer CropScience Ltd./India	16,340	1,153,842
Coromandel International Ltd.	134,590	858,397
Dhanuka Agritech Ltd.[a]	22,961	311,141
EID Parry India Ltd.	105,409	546,895
Finolex Industries Ltd.	57,473	542,484
Godrej Industries Ltd.[a]	129,258	1,211,143
Gujarat Fluorochemicals Ltd.[a]	50,654	525,304
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	113,520	516,488
Kansai Nerolac Paints Ltd.	251,710	1,576,504
Monsanto India Ltd.	7,932	351,930
PI Industries Ltd.	105,918	1,344,249
Rallis India Ltd.	89,784	339,612
SH Kelkar & Co. Ltd.[a,b]	66,736	294,323
Sharda Cropchem Ltd.	41,624	316,793
Sintex Plastics Technology Ltd.[a]	681,894	812,312
Supreme Industries Ltd.	73,775	1,314,046

88

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Vinati Organics Ltd.	23,822	$342,727

		14,629,813
COMMUNICATIONS EQUIPMENT — 0.24%
Sterlite Technologies Ltd.	183,782	441,652

		441,652
CONSTRUCTION & ENGINEERING — 4.89%
Ashoka Buildcon Ltd.	86,344	254,736
Dilip Buildcon Ltd.[a,b]	63,264	432,415
Engineers India Ltd.	310,976	762,017
Gayatri Projects Ltd.	170,452	392,182
GE Power India Ltd.[a]	31,261	302,702
GMR Infrastructure Ltd.[a]	4,072,011	949,841
Hindustan Construction Co. Ltd.[a]	975,504	607,800
IRB Infrastructure Developers Ltd.	304,364	1,072,728
Kalpataru Power Transmission Ltd.[a]	70,868	389,653
KEC International Ltd.[a]	118,724	478,337
NCC Ltd./India	694,750	946,505
PNC Infratech Ltd.	121,114	276,129
Sadbhav Engineering Ltd.	164,284	797,358
Voltas Ltd.	190,920	1,439,150

		9,101,553
CONSTRUCTION MATERIALS — 3.75%
Birla Corp. Ltd.	35,518	467,977
Century Textiles & Industries Ltd.	52,517	863,413
Dalmia Bharat Ltd.[a]	41,022	1,545,859
HeidelbergCement India Ltd.[a]	109,220	221,927
India Cements Ltd. (The)	324,908	1,030,067
JK Cement Ltd.	32,266	555,003
JK Lakshmi Cement Ltd.	57,283	434,595
Orient Cement Ltd.	94,514	211,455
Prism Cement Ltd.[a]	232,286	412,765
Ramco Cements Ltd. (The)[a]	109,962	1,234,175

		6,977,236
CONSUMER FINANCE — 2.85%
Bharat Financial Inclusion Ltd.[a]	50,396	574,649
Capital First Ltd.	44,978	484,636
Manappuram Finance Ltd.	793,264	1,096,701
Muthoot Finance Ltd.	184,384	1,179,263
Repco Home Finance Ltd.	58,910	713,412
Sundaram Finance Ltd.	51,283	1,253,381

		5,302,042
CONTAINERS & PACKAGING — 0.31%
Essel Propack Ltd.	72,498	286,700

Security	Shares	Value
HSIL Ltd.	55,642	$293,000

		579,700
DIVERSIFIED FINANCIAL SERVICES—2.22%
IFCI Ltd.[a]	1,118,602	444,701
L&T Finance Holdings Ltd.	810,292	1,613,174
Reliance Capital Ltd.	194,274	1,690,714
SREI Infrastructure Finance Ltd.	241,832	392,621

		4,141,210
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.88%
Himachal Futuristic Communications Ltd.[a]	754,048	150,763
Tata Communications Ltd.	131,494	1,488,479

		1,639,242
ELECTRIC UTILITIES — 2.77%
Adani Transmissions Ltd.[a]	438,571	822,491
CESC Ltd.	127,452	1,812,912
Reliance Infrastructure Ltd.	252,840	1,876,706
Torrent Power Ltd.[a]	221,794	655,894

		5,168,003
ELECTRICAL EQUIPMENT — 2.80%
Amara Raja Batteries Ltd.[a]	39,388	533,801
CG Power and Industrial Solutions Ltd.[a]	720,581	924,180
Finolex Cables Ltd.	132,354	1,047,324
GE T&D India Ltd.	118,174	656,716
Schneider Electric Infrastructure Ltd.[a]	91,934	191,220
Suzlon Energy Ltd.[a]	4,363,674	1,305,315
V-Guard Industries Ltd.	195,392	550,713

		5,209,269
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.55%
Redington India Ltd.	500,523	1,017,027

		1,017,027
FOOD PRODUCTS — 2.03%
Avanti Feeds Ltd.	20,984	455,830
Balrampur Chini Mills Ltd.	225,922	542,745
Kaveri Seed Co. Ltd.[a]	53,148	485,680
KRBL Ltd.[a]	90,558	559,391
McLeod Russel India Ltd.	85,326	219,993
Tata Global Beverages Ltd.	572,492	1,325,640
Zydus Wellness Ltd.	15,050	195,904

		3,785,183

89

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
GAS UTILITIES — 1.14%
Gujarat Gas Ltd.	63,554	$750,099
Gujarat State Petronet Ltd.	260,064	686,840
Mahanagar Gas Ltd.	46,043	689,574

		2,126,513
HEALTH CARE PROVIDERS & SERVICES — 0.81%
Dr Lal PathLabs Ltd.[b]	31,906	447,114
Max India Ltd.[a]	251,808	579,369
Narayana Hrudayalaya Ltd.[a]	94,256	483,333

		1,509,816
HOTELS, RESTAURANTS & LEISURE — 2.57%
Cox & Kings Ltd.	152,736	528,492
Delta Corp. Ltd.	123,238	297,399
EIH Ltd.[a]	274,770	579,819
Indian Hotels Co. Ltd. (The)	762,464	1,620,177
Jubilant Foodworks Ltd.	63,382	898,763
Mahindra Holidays & Resorts India Ltd.	40,936	317,647
Thomas Cook India Ltd.	169,307	546,732

		4,789,029
HOUSEHOLD DURABLES — 3.11%
Bajaj Electricals Ltd.[a]	47,433	251,464
Crompton Greaves Consumer Electricals Ltd.[a]	723,069	2,499,138
Johnson Controls-Hitachi Air Conditioning India Ltd.	12,586	407,231
LA Opala RG Ltd.	26,746	229,550
Symphony Ltd.	32,275	655,530
TTK Prestige Ltd.	5,332	540,030
Videocon Industries Ltd.[a]	167,184	106,498
Whirlpool of India Ltd.[a]	60,992	1,110,514

		5,799,955
HOUSEHOLD PRODUCTS — 0.44%
Eveready Industries India Ltd.	68,456	338,885
Jyothy Laboratories Ltd.	83,949	475,043

		813,928
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.03%
Adani Power Ltd.[a]	1,687,765	724,599
PTC India Ltd.	344,255	502,083
Reliance Power Ltd.[a]	1,078,784	690,542

		1,917,224
INDUSTRIAL CONGLOMERATES — 1.26%
Aditya Birla Nuvo Ltd.	75,131	1,960,951

Security	Shares	Value
Jaiprakash Associates Ltd.[a]	2,109,380	$393,956

		2,354,907
INSURANCE — 1.07%
Max Financial Services Ltd.	221,035	1,999,661

		1,999,661
INTERNET & DIRECT MARKETING RETAIL — 0.20%
Infibeam Incorporation Ltd.[a]	25,022	372,635

		372,635
INTERNET SOFTWARE & SERVICES — 1.13%
Info Edge India Ltd.	116,453	1,649,871
Just Dial Ltd.[a]	66,822	463,829

		2,113,700
IT SERVICES — 4.19%
eClerx Services Ltd.	38,184	772,054
Hexaware Technologies Ltd.	171,140	623,340
Larsen & Toubro Infotech Ltd.[b]	64,126	795,711
MindTree Ltd.	194,869	1,642,886
Mphasis Ltd.	161,766	1,538,306
Persistent Systems Ltd.	75,336	708,114
Vakrangee Ltd.	305,300	1,726,658

		7,807,069
LIFE SCIENCES TOOLS & SERVICES — 1.03%
Dishman Pharmaceuticals & Chemicals Ltd.	39,481	184,310
Divi’s Laboratories Ltd.[a]	150,755	1,360,230
Syngene International Ltd.[a,b]	51,319	376,938

		1,921,478
MACHINERY — 3.78%
AIA Engineering Ltd.	72,584	1,656,033
BEML Ltd.	19,178	363,154
Carborundum Universal Ltd.	87,032	405,484
Escorts Ltd.	106,038	1,138,857
Force Motors Ltd.[a]	6,311	421,117
Greaves Cotton Ltd.	118,421	278,065
ISGEC Heavy Engineering Ltd.	3,526	350,124
Jain Irrigation Systems Ltd.	557,452	872,639
Lakshmi Machine Works Ltd.	5,074	363,697
Thermax Ltd.	55,055	861,792
Timken India Ltd.	31,390	329,955

		7,040,917
MARINE — 0.13%
Shipping Corp. of India Ltd.[a]	215,000	247,423

		247,423

90

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
MEDIA — 1.97%
Chennai Super Kings Cricket Ltd.	206,787	$7,211
Dish TV India Ltd.[a]	615,255	806,259
Inox Leisure Ltd.[a]	83,506	375,143
Jagran Prakashan Ltd.[a]	163,730	455,383
Navneet Education Ltd.[a]	107,758	306,723
PVR Ltd.	44,987	1,014,473
SITI Networks Ltd.[a]	502,524	230,934
TV18 Broadcast Ltd.[a]	857,162	471,625

		3,667,751
METALS & MINING — 1.21%
Jindal Steel & Power Ltd.[a]	616,134	1,162,652
MOIL Ltd.	61,490	314,836
National Aluminium Co. Ltd.	743,384	778,295

		2,255,783
MULTILINE RETAIL — 0.69%
Future Retail Ltd.[a]	217,752	1,111,372
Shoppers Stop Ltd.[a]	40,163	180,615

		1,291,987
OIL, GAS & CONSUMABLE FUELS — 1.17%
Aegis Logistics Ltd.	154,112	505,904
Chennai Petroleum Corp. Ltd.	68,714	405,766
Great Eastern Shipping Co. Ltd. (The)	156,648	953,921
Gujarat Mineral Development Corp. Ltd.	149,142	305,936

		2,171,527
PAPER & FOREST PRODUCTS — 0.36%
Century Plyboards India Ltd.[a]	102,643	420,626
Greenply Industries Ltd.	58,824	245,252

		665,878
PERSONAL PRODUCTS — 0.79%
Bajaj Corp. Ltd.	96,777	540,133
Gillette India Ltd.	12,556	932,466

		1,472,599
PHARMACEUTICALS — 6.36%
Ajanta Pharma Ltd.	40,592	987,621
Alembic Pharmaceuticals Ltd.	88,594	737,299
FDC Ltd./India[a]	83,016	236,104
Granules India Ltd.	104,593	224,603
Indoco Remedies Ltd.	8,773	24,727
Ipca Laboratories Ltd.[a]	84,908	645,759
JB Chemicals & Pharmaceuticals Ltd.	40,678	212,815
Jubilant Life Sciences Ltd.	137,290	1,580,261
Laurus Labs Ltd.	71,208	631,844

Security	Shares	Value
Marksans Pharma Ltd.	385,831	$256,842
Natco Pharma Ltd.	107,731	1,559,027
Pfizer Ltd./India	21,072	544,191
Sanofi India Ltd.	10,681	676,204
Sequent Scientific Ltd.[a]	168,286	290,432
Shilpa Medicare Ltd.	46,182	463,753
Strides Shasun Ltd.	84,194	1,181,091
Sun Pharma Advanced Research Co. Ltd.[a]	118,680	562,773
Suven Life Sciences Ltd.	85,768	249,448
Unichem Laboratories Ltd.[a]	70,299	270,649
Wockhardt Ltd.	53,148	510,557

		11,846,000
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.44%
Godrej Properties Ltd.[a]	99,846	759,291
Housing Development & Infrastructure Ltd.[a]	501,793	693,349
Indiabulls Real Estate Ltd.[a]	340,990	888,413
Oberoi Realty Ltd.[a]	195,822	1,145,128
Prestige Estates Projects Ltd.[a]	144,418	540,448
Sobha Ltd.	74,046	426,235
Unitech Ltd.[a]	1,149,966	90,008

		4,542,872
ROAD & RAIL — 0.11%
VRL Logistics Ltd.	42,570	209,848

		209,848
SOFTWARE — 0.81%
KPIT Technologies Ltd.	265,826	475,661
NIIT Technologies Ltd.	57,806	468,173
Tata Elxsi Ltd.	14,362	297,001
Zensar Technologies Ltd.	20,655	277,203

		1,518,038
SPECIALTY RETAIL — 0.63%
Future Lifestyle Fashions Ltd.	73,100	365,104
PC Jeweller Ltd.	103,286	800,258

		1,165,362
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.02%
Ricoh India Ltd.[a]	9,870	29,593

		29,593
TEXTILES, APPAREL & LUXURY GOODS — 5.36%
Aditya Birla Fashion and Retail Ltd.[a]	358,525	975,219
Arvind Ltd.	243,438	1,425,840
Bata India Ltd.	59,254	500,702

91

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Himatsingka Seide Ltd.	47,042	$246,365
Indo Count Industries Ltd.	91,260	244,487
Kitex Garments Ltd.	6,682	38,428
KPR Mill Ltd.	34,914	426,198
Page Industries Ltd.	10,492	2,336,682
Rajesh Exports Ltd.	142,179	1,434,020
Raymond Ltd.	50,740	545,935
SRF Ltd.	26,488	670,821
Vardhman Textiles Ltd.[a]	26,488	532,469
Welspun India Ltd.	484,120	612,278

		9,989,444
THRIFTS & MORTGAGE FINANCE — 1.78%
Can Fin Homes Ltd.	12,753	536,399
Dewan Housing Finance Corp. Ltd.	270,986	1,749,943
GRUH Finance Ltd.	167,958	1,029,823

		3,316,165
TOBACCO — 0.25%
Godfrey Phillips India Ltd.	24,251	461,829

		461,829
TRADING COMPANIES & DISTRIBUTORS — 0.62%
Adani Enterprises Ltd.[a]	482,612	873,668
Kushal Tradelink Ltd.	90,376	289,884

		1,163,552
TRANSPORTATION INFRASTRUCTURE — 0.69%
Gateway Distriparks Ltd.	146,400	562,728

Security	Shares	Value
Gujarat Pipavav Port Ltd.	213,853	$494,029
Navkar Corp. Ltd.[a,b]	65,790	222,699

		1,279,456
WATER UTILITIES — 0.28%
VA Tech Wabag Ltd.	51,428	520,896

		520,896
WIRELESS TELECOMMUNICATION SERVICES — 0.32%
Reliance Communications Ltd.[a]	1,909,640	588,993

		588,993

TOTAL COMMON STOCKS
(Cost: $158,243,948)		186,320,270

TOTAL INVESTMENTS IN SECURITIES — 100.02%
(Cost: $158,243,948)[c]		186,320,270
Other Assets, Less Liabilities — (0.02)%		(44,307)

NET ASSETS — 100.00%		$186,275,963

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	The cost of investments for federal income tax purposes was $160,883,277. Net unrealized appreciation was $25,436,993, of which $32,123,358 represented gross unrealized appreciation on securities and $6,686,365 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$186,099,156	$221,114	$—	$186,320,270

Total	$186,099,156	$221,114	$—	$186,320,270

92

Schedule of Investments (Unaudited)

iSHARES MSCI INDONESIA ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.79%

AIRLINES — 0.08%
Garuda Indonesia Persero Tbk PTa	14,538,900	$401,675

		401,675
AUTOMOBILES — 10.18%
Astra International Tbk PT	76,916,430	50,526,934

		50,526,934
BANKS — 30.72%
Bank Bukopin Tbk	13,654,199	645,807
Bank Central Asia Tbk PT	37,467,758	48,241,145
Bank Danamon Indonesia Tbk PT	12,747,160	5,000,294
Bank Mandiri Persero Tbk PT	35,465,580	33,548,521
Bank Negara Indonesia Persero Tbk PT	28,345,058	13,938,448
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,211,236	1,625,105
Bank Pembangunan Daerah Jawa Timur Tbk PT	11,186,000	571,057
Bank Rakyat Indonesia Persero Tbk PT	42,182,972	45,840,730
Bank Tabungan Negara Persero Tbk PT	16,096,326	3,021,082

		152,432,189
CAPITAL MARKETS — 0.33%
Kresna Graha Investama PT Tbk[a]	48,433,100	1,614,437

		1,614,437
CONSTRUCTION & ENGINEERING — 2.10%
Adhi Karya Persero Tbk PT	6,765,410	1,193,597
Pembangunan Perumahan Persero Tbk PT	11,779,422	2,767,987
Sitara Propertindo Tbk PTa	13,387,400	638,213
Surya Semesta Internusa Tbk PT	11,621,574	554,032
Waskita Karya Persero Tbk PT	18,052,500	3,225,597
Wijaya Karya Persero Tbk PT	11,929,670	2,050,972

		10,430,398
CONSTRUCTION MATERIALS — 4.53%
Holcim Indonesia Tbk PT	5,742,300	349,194
Indocement Tunggal Prakarsa Tbk PT	6,994,144	9,714,089
Semen Baturaja Persero TBK PT	9,279,700	2,403,526
Semen Indonesia Persero Tbk PT	11,269,555	7,995,292
Waskita Beton Precast Tbk PT	40,067,800	1,519,087

Security	Shares	Value
Wijaya Karya Beton Tbk PT	9,859,600	$499,642

		22,480,830
DIVERSIFIED TELECOMMUNICATION SERVICES — 13.63%
Inovisi Infracom Tbk PTa,b	9,476,400	—
Link Net Tbk PT	4,046,600	1,724,058
Telekomunikasi Indonesia Persero Tbk PT	191,514,190	62,544,049
Tower Bersama Infrastructure Tbk PT	7,793,100	3,378,765

		67,646,872
FOOD & STAPLES RETAILING — 0.06%
Matahari Putra Prima Tbk PT	5,108,900	310,676

		310,676
FOOD PRODUCTS — 6.48%
Charoen Pokphand Indonesia Tbk PT	28,039,725	6,673,118
Eagle High Plantations Tbk PTa	41,927,352	862,470
Indofood CBP Sukses Makmur Tbk PT	8,862,754	5,788,736
Indofood Sukses Makmur Tbk PT	16,682,330	10,958,738
Japfa Comfeed Indonesia Tbk PT	17,343,500	1,660,132
Nippon Indosari Corpindo Tbk PT	5,723,900	623,097
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	11,666,700	1,335,715
PT Tunas Baru Lampung Tbk	10,149,700	1,207,753
Salim Ivomas Pratama Tbk PT	11,811,400	527,611
Sawit Sumbermas Sarana Tbk PT	9,048,500	1,215,977
Tiga Pilar Sejahtera Food Tbk[a]	7,949,700	1,313,013

		32,166,360
GAS UTILITIES — 1.51%
Perusahaan Gas Negara Persero Tbk PT	41,451,707	7,468,776

		7,468,776
HEALTH CARE PROVIDERS & SERVICES — 0.20%
Siloam International Hospitals Tbk PTa	1,235,512	1,001,766

		1,001,766
HOUSEHOLD PRODUCTS — 4.06%
Sekawan Intipratama Tbk PTa,b	30,572,100	43,609
Unilever Indonesia Tbk PT	5,798,604	20,101,392

		20,145,001
INSURANCE — 0.25%
Panin Financial Tbk PTa	60,840,078	1,224,110

		1,224,110

93

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI INDONESIA ETF

May 31, 2017

Security	Shares	Value
MARINE — 0.00%
Berlian Laju Tanker Tbk PTa,b	20,137,514	$—

		—
MEDIA — 2.23%
Global Mediacom Tbk PT	26,976,600	1,326,552
Media Nusantara Citra Tbk PT	21,699,000	3,095,203
MNC Investama Tbk PTa	91,305,600	904,830
Surya Citra Media Tbk PT	22,224,200	4,855,287
Visi Media Asia Tbk PTa	31,281,200	864,225

		11,046,097
METALS & MINING — 0.77%
Aneka Tambang Persero Tbk PTa	31,959,954	1,859,532
Krakatau Steel Persero Tbk PTa	14,452,793	694,429
Pelat Timah Nusantara Tbk PT	1,324,500	509,614
Timah Persero Tbk PT	11,218,880	758,032

		3,821,607
MULTILINE RETAIL — 2.66%
Matahari Department Store Tbk PT	9,424,600	10,684,044
Mitra Adiperkasa Tbk PTa	2,838,500	1,337,206
Ramayana Lestari Sentosa Tbk PT	12,133,800	1,184,230

		13,205,480
OIL, GAS & CONSUMABLE FUELS — 5.89%
Adaro Energy Tbk PT	54,694,339	6,241,396
Bumi Resources Tbk PTa	104,383,900	3,009,265
Harum Energy Tbk PTa	3,082,000	488,215
Indo Tambangraya Megah Tbk PT	1,288,080	1,469,881
Medco Energi Internasional Tbk PTa	5,698,300	1,287,679
PT Delta Dunia Makmur Tbk[a]	17,398,800	1,103,753
Sugih Energy Tbk PTa,b	119,120,611	178,860
Tambang Batubara Bukit Asam Persero Tbk PT	2,626,650	2,149,436
United Tractors Tbk PT	6,378,296	13,300,088

		29,228,573
PERSONAL PRODUCTS — 0.09%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	11,213,000	429,327

		429,327
PHARMACEUTICALS — 1.99%
Indofarma Persero Tbk PT	2,355,400	624,216
Kalbe Farma Tbk PT	80,154,085	9,267,064

		9,891,280

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.24%
Alam Sutera Realty Tbk PTa	37,022,516	$928,342
Bumi Serpong Damai Tbk PT	29,254,122	3,975,222
Ciputra Development Tbk PT	52,895,313	4,447,654
Hanson International Tbk PTa	240,925,435	2,224,762
Intiland Development Tbk PT	23,442,620	746,222
Kawasan Industri Jababeka Tbk PTa	54,959,770	1,320,355
Lippo Karawaci Tbk PT	52,949,362	2,703,121
Modernland Realty Tbk PTa	33,336,918	675,748
Pakuwon Jati Tbk PT	82,744,177	3,789,335
PP Properti Tbk PT	82,026,139	1,404,051
Summarecon Agung Tbk PT	38,374,058	3,802,835

		26,017,647
ROAD & RAIL — 0.12%
Blue Bird Tbk PT	1,901,500	599,572

		599,572
SPECIALTY RETAIL — 0.47%
Ace Hardware Indonesia Tbk PT	29,325,579	2,322,709

		2,322,709
TEXTILES, APPAREL & LUXURY GOODS — 0.16%
Sri Rejeki Isman Tbk PT	31,792,900	778,114

		778,114
TOBACCO — 4.15%
Gudang Garam Tbk PT	1,827,842	10,147,816
Hanjaya Mandala Sampoerna Tbk PT	35,359,600	10,432,675

		20,580,491
TRADING COMPANIES & DISTRIBUTORS — 0.68%
AKR Corporindo Tbk PT	6,825,700	3,394,915

		3,394,915
TRANSPORTATION INFRASTRUCTURE — 0.66%
Jasa Marga Persero Tbk PT	8,273,708	3,261,034

		3,261,034
WIRELESS TELECOMMUNICATION SERVICES — 0.55%
XL Axiata Tbk PTa	12,183,900	2,707,533

		2,707,533

TOTAL COMMON STOCKS (Cost: $543,559,951)		495,134,403

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES MSCI INDONESIA ETF

May 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	155,398	$155,398

		155,398

TOTAL SHORT-TERM INVESTMENTS
(Cost: $155,398)		155,398

TOTAL INVESTMENTS IN SECURITIES — 99.82%
(Cost: $543,715,349)[e]		495,289,801
Other Assets, Less Liabilities — 0.18%		916,668

NET ASSETS — 100.00%		$496,206,469

[a]	Non-income earning security.
[b]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $549,951,735. Net unrealized depreciation was $54,661,934, of which $25,407,737 represented gross unrealized appreciation on securities and $80,069,671 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$494,911,934	$—	$222,469	$495,134,403
Money market funds	155,398	—	—	155,398

Total	$495,067,332	$—	$222,469	$495,289,801

95

Schedule of Investments (Unaudited)

iSHARES MSCI IRELAND CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.83%

AIRLINES — 4.55%
Ryanair Holdings PLC ADR[a]	28,869	$3,081,477

		3,081,477
BANKS — 6.43%
Bank of Ireland[a]	11,089,094	3,005,195
Permanent TSB Group Holdings PLC[a]	429,352	1,351,858

		4,357,053
BEVERAGES — 2.51%
C&C Group PLC	445,814	1,704,481

		1,704,481
BUILDING PRODUCTS — 4.43%
Kingspan Group PLC	86,644	3,005,752

		3,005,752
CONSTRUCTION MATERIALS — 21.93%
CRH PLC	412,395	14,865,129

		14,865,129
CONTAINERS & PACKAGING — 4.51%
Smurfit Kappa Group PLC	108,466	3,055,959

		3,055,959
DIVERSIFIED FINANCIAL SERVICES — 0.17%
IFG Group PLC	61,761	118,065

		118,065
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.42%
Green REIT PLC	1,106,894	1,794,861
Hibernia REIT PLC	1,166,021	1,822,555
Irish Residential Properties REIT PLC	960,234	1,414,516

		5,031,932
FOOD & STAPLES RETAILING — 0.67%
Total Produce PLC	196,237	453,474

		453,474
FOOD PRODUCTS — 20.33%
Glanbia PLC	149,726	3,047,441
Kerry Group PLC Class A	106,673	9,427,170
Origin Enterprises PLC	172,952	1,308,881

		13,783,492
HEALTH CARE PROVIDERS & SERVICES — 4.27%
UDG Healthcare PLC	274,285	2,891,132

		2,891,132

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 10.87%
Dalata Hotel Group PLC[a]	310,139	$1,799,557
Paddy Power Betfair PLC	53,117	5,569,830

		7,369,387
INSURANCE — 0.23%
FBD Holdings PLC[a]	16,622	153,326

		153,326
INTERNET SOFTWARE & SERVICES — 0.27%
Datalex PLC	42,995	183,238

		183,238
LIFE SCIENCES TOOLS & SERVICES — 4.66%
ICON PLC[a]	33,604	3,162,136

		3,162,136
MARINE — 2.46%
Irish Continental Group PLC	279,071	1,667,929

		1,667,929
PROFESSIONAL SERVICES — 0.14%
CPL Resources PLC[a]	14,460	97,562

		97,562
SPECIALTY RETAIL — 0.17%
Applegreen PLC[a]	20,811	117,010

		117,010
TRADING COMPANIES & DISTRIBUTORS — 3.81%
Grafton Group PLC	257,445	2,580,688

		2,580,688

TOTAL COMMON STOCKS
(Cost: $65,292,407)		67,679,222

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	26,270	26,270

		26,270

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,270)		26,270

96

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI IRELAND CAPPED ETF

May 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $65,318,677)[d]	$67,705,492
Other Assets, Less Liabilities — 0.13%	90,962

NET ASSETS — 100.00%	$67,796,454

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $66,259,766. Net unrealized appreciation was $1,445,726, of which $7,528,574 represented gross unrealized appreciation on securities and $6,082,848 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$67,679,222	$—	$—	$67,679,222
Money market funds	26,270	—	—	26,270

Total	$67,705,492	$—	$—	$67,705,492

97

Schedule of Investments (Unaudited)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.82%

AIR FREIGHT & LOGISTICS — 1.95%
Freightways Ltd.	551,639	$2,983,426

		2,983,426
AIRLINES — 2.72%
Air New Zealand Ltd.	2,042,638	4,160,817

		4,160,817
CONSTRUCTION MATERIALS — 7.68%
Fletcher Building Ltd.	2,188,561	11,743,182

		11,743,182
DIVERSIFIED TELECOMMUNICATION SERVICES — 13.12%
Chorus Ltd.	1,435,090	4,598,776
Spark New Zealand Ltd.	5,790,814	15,453,712

		20,052,488
ELECTRIC UTILITIES — 13.63%
Contact Energy Ltd.	2,209,726	8,092,700
Genesis Energy Ltd.	1,839,857	2,983,841
Infratil Ltd.	1,918,467	4,139,360
Mercury NZ Ltd.	2,432,448	5,610,897

		20,826,798
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.70%
Argosy Property Ltd.	3,002,528	2,194,975
Goodman Property Trust	3,722,721	3,342,384
Kiwi Property Group Ltd.	4,445,198	4,543,170
Precinct Properties New Zealand Ltd.	3,766,536	3,221,325

		13,301,854
FOOD PRODUCTS — 3.73%
a2 Milk Co. Ltd.[a,b]	2,374,348	5,695,953

		5,695,953
HEALTH CARE EQUIPMENT & SUPPLIES — 8.87%
Fisher & Paykel Healthcare Corp. Ltd.	1,786,127	13,564,427

		13,564,427
HEALTH CARE PROVIDERS & SERVICES — 7.40%
Metlifecare Ltd.	525,223	2,046,546
Ryman Healthcare Ltd.	1,132,339	6,694,633
Summerset Group Holdings Ltd.	743,980	2,576,834

		11,318,013

HOTELS, RESTAURANTS & LEISURE — 4.15%
SKYCITY Entertainment Group Ltd.	2,039,966	6,341,652

		6,341,652

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.38%
Meridian Energy Ltd.	3,312,092	$6,699,657

		6,699,657

INTERNET & DIRECT MARKETING RETAIL — 3.44%
Trade Me Group Ltd.	1,398,049	5,259,005

		5,259,005

MEDIA — 2.30%
Sky Network Television Ltd.	1,369,407	3,508,691

		3,508,691
OIL, GAS & CONSUMABLE FUELS — 4.85%
New Zealand Refining Co. Ltd. (The)	679,984	1,221,025
Z Energy Ltd.	1,162,807	6,189,766

		7,410,791

SOFTWARE — 3.14%
Xero Ltd.[a,b]	270,204	4,794,432

		4,794,432

TRANSPORTATION INFRASTRUCTURE — 9.76%
Auckland International Airport Ltd.	3,007,649	14,921,403

		14,921,403

TOTAL COMMON STOCKS (Cost: $152,792,267)		152,582,589

SHORT-TERM INVESTMENTS — 4.61%

MONEY MARKET FUNDS — 4.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[c,d,e]	7,028,907	7,032,422
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	11,150	11,150

		7,043,572

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,042,446)		7,043,572

98

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

May 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 104.43%	$159,626,161
(Cost: $159,834,713)[f]
Other Assets, Less Liabilities — (4.43)%	(6,765,409)

NET ASSETS — 100.00%	$152,860,752

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $162,075,832. Net unrealized depreciation was $2,449,671, of which $7,920,146 represented gross unrealized appreciation on securities and $10,369,817 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$152,582,589	$—	$—	$152,582,589
Money market funds	7,043,572	—	—	7,043,572

Total	$159,626,161	$—	$—	$159,626,161

99

Schedule of Investments (Unaudited)

iSHARES® MSCI NORWAY CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.63%

AIRLINES — 0.74%
Norwegian Air Shuttle ASA[a,b]	8,096	$218,780

		218,780
AUTO COMPONENTS — 0.41%
Kongsberg Automotive ASA[a]	154,928	121,222

		121,222
BANKS — 16.07%
DNB ASA	232,197	3,945,122
Norwegian Finans Holding ASA[a]	15,256	129,512
Skandiabanken ASA[c]	15,492	147,610
Sparebank 1 Nord Norge	32,358	215,146
SpareBank 1 SMN	37,557	309,913

		4,747,303
BIOTECHNOLOGY — 0.10%
Nordic Nanovector ASA[a]	2,422	29,763

		29,763
CHEMICALS — 5.67%
Borregaard ASA	30,240	357,247
Yara International ASA	35,324	1,317,353

		1,674,600
CONSUMER FINANCE — 0.28%
B2Holding ASA	43,918	83,431

		83,431
DIVERSIFIED FINANCIAL SERVICES — 0.95%
Aker ASA Class A	7,573	279,636

		279,636
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.93%
Telenor ASA	177,133	2,933,849

		2,933,849
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.44%
IDEX ASA[a]	128,731	128,847

		128,847
ENERGY EQUIPMENT & SERVICES — 8.00%
Akastor ASA[a,b]	67,031	91,923
Aker Solutions ASA[a]	45,635	225,672
BW Offshore Ltd.[a]	21,769	52,985
Ocean Yield ASA[b]	19,553	149,159
Petroleum Geo-Services ASA[a,b]	94,775	204,462
Seadrill Ltd.[a,b]	97,453	46,213

Security	Shares	Value
Subsea 7 SA	69,743	$1,006,100
TGS Nopec Geophysical Co. ASA	28,110	587,405

		2,363,919
FOOD PRODUCTS — 15.56%
Austevoll Seafood ASA	27,140	230,399
Bakkafrost P/Fb	10,819	402,065
Grieg Seafood ASA	5,543	41,725
Leroy Seafood Group ASA	84,118	454,427
Marine Harvest ASA	75,232	1,321,991
Norway Royal Salmon ASA	3,099	53,904
Orkla ASA	170,097	1,705,534
Salmar ASA	14,181	385,068

		4,595,113
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.44%
Scatec Solar ASA[c]	25,920	130,794

		130,794
INSURANCE — 6.14%
Gjensidige Forsikring ASA	52,416	847,628
Protector Forsikring ASA	19,351	167,722
Storebrand ASA	121,906	798,242

		1,813,592
INTERNET SOFTWARE & SERVICES — 0.60%
Gaming Innovation Group Inc.[a]	61,640	42,814
Opera Software ASA	34,250	133,382

		176,196
IT SERVICES — 1.00%
Atea ASA	24,106	294,799

		294,799
MACHINERY — 0.36%
Hexagon Composites ASA[a,b]	33,290	106,719

		106,719
MARINE — 1.46%
Golden Ocean Group Ltd.[a,b]	27,011	157,145
Stolt-Nielsen Ltd.	9,219	134,086
Wallenius Wilhelmsen Logistics[a]	24,555	139,941

		431,172
MEDIA — 3.13%
Schibsted ASA	18,656	445,889
Schibsted ASA Class B	21,970	477,359

		923,248
METALS & MINING — 4.39%
Norsk Hydro ASA	239,965	1,297,208

		1,297,208

100

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NORWAY CAPPED ETF

May 31, 2017

Security	Shares	Value
MULTILINE RETAIL — 0.50%
Europris ASA[c]	34,174	$148,099

		148,099
OIL, GAS & CONSUMABLE FUELS — 19.49%
Aker BP ASA	27,742	454,549
BW LPG Ltd.[c]	25,023	101,965
DNO ASA[a,b]	198,408	183,511
Frontline Ltd./Bermuda	24,541	137,967
Hoegh LNG Holdings Ltd.[b]	15,104	155,122
Statoil ASA	270,691	4,721,280

		5,754,394
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.68%
Entra ASA[c]	27,129	330,158
Norwegian Property ASA	67,522	83,777
Selvaag Bolig ASA	19,994	81,900

		495,835
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.86%
Nordic Semiconductor ASA[a,b]	38,274	164,504
REC Silicon ASA[a,b]	675,562	88,151

		252,655
SPECIALTY RETAIL — 1.01%
XXL ASA[c]	27,477	297,691

		297,691
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.42%
Thin Film Electronics ASA[a,b]	281,341	125,265

		125,265

TOTAL COMMON STOCKS (Cost: $33,880,086)		29,424,130

SHORT-TERM INVESTMENTS — 5.47%

MONEY MARKET FUNDS — 5.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[d,e,f]	1,597,243	1,598,042

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[d,e]	18,257	$18,257

		1,616,299

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,615,948)		1,616,299

TOTAL INVESTMENTS IN SECURITIES — 105.10%
(Cost: $35,496,034)[g]		31,040,429
Other Assets, Less Liabilities — (5.10)%		(1,507,436)

NET ASSETS — 100.00%		$29,532,993

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $37,873,561. Net unrealized depreciation was $6,833,132, of which $1,171,019 represented gross unrealized appreciation on securities and $8,004,151 represented gross unrealized depreciation on securities.

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NORWAY CAPPED ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$29,424,130	$—	$—	$29,424,130
Money market funds	1,616,299	—	—	1,616,299

Total	$31,040,429	$—	$—	$31,040,429

102

Schedule of Investments (Unaudited)

iSHARES® MSCI PHILIPPINES ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.77%

AIRLINES — 0.68%
Cebu Air Inc.	646,280	$1,317,879

		1,317,879
BANKS — 12.88%
Bank of the Philippine Islands	2,394,609	5,070,654
BDO Unibank Inc.	5,988,224	14,737,467
Metropolitan Bank & Trust Co.	1,938,176	3,405,193
Rizal Commercial Banking Corp.	298,618	384,559
Security Bank Corp.	344,440	1,507,163

		25,105,036
CHEMICALS — 0.98%
D&L Industries Inc.	7,618,200	1,913,159

		1,913,159
CONSTRUCTION MATERIALS — 0.56%
CEMEX Holdings Philippines Inc.[a,b]	7,124,300	1,089,220

		1,089,220
DIVERSIFIED FINANCIAL SERVICES — 12.83%
Ayala Corp.	756,608	13,194,088
GT Capital Holdings Inc.	265,570	6,375,814
Metro Pacific Investments Corp.	43,201,000	5,441,894

		25,011,796
ELECTRIC UTILITIES — 0.49%
First Philippine Holdings Corp.	675,529	949,337

		949,337
FOOD & STAPLES RETAILING — 0.57%
Cosco Capital Inc.	6,742,500	1,116,187

		1,116,187
FOOD PRODUCTS — 4.98%
Century Pacific Food Inc.	2,698,600	965,044
Universal Robina Corp.	2,686,690	8,744,225

		9,709,269
HOTELS, RESTAURANTS & LEISURE — 4.84%
Bloomberry Resorts Corp.[b]	11,733,865	2,215,938
Jollibee Foods Corp.	1,310,433	5,386,531
Melco Resorts And Entertainment (Philippines) Corp.[b]	5,279,300	1,041,542
Premium Leisure Corp.	24,094,000	779,334

		9,423,345
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.79%
Aboitiz Power Corp.	4,484,715	3,536,415
Energy Development Corp.	28,548,520	3,498,664

Security	Shares	Value
First Gen Corp.	3,904,537	$1,488,862
Lopez Holdings Corp.	5,634,550	815,043

		9,338,984
INDUSTRIAL CONGLOMERATES — 21.38%
Aboitiz Equity Ventures Inc.	6,008,720	9,180,576
Alliance Global Group Inc.	12,518,039	3,893,104
DMCI Holdings Inc.	12,138,100	3,277,470
JG Summit Holdings Inc.	8,730,892	13,971,181
SM Investments Corp.	734,141	11,356,877

		41,679,208
MEDIA — 0.40%
ABS-CBN Holdings Corp. PDR	941,030	775,133

		775,133
METALS & MINING — 0.23%
Nickel Asia Corp.	3,475,200	439,854

		439,854
OIL, GAS & CONSUMABLE FUELS — 0.81%
Petron Corp.	7,142,200	1,575,517

		1,575,517
REAL ESTATE MANAGEMENT & DEVELOPMENT — 23.53%
Ayala Land Inc.	22,416,840	17,744,319
DoubleDragon Properties Corp.[b]	2,038,390	1,986,176
Filinvest Land Inc.	29,558,590	1,009,535
Megaworld Corp.	34,384,700	3,246,772
Robinsons Land Corp.	4,990,000	2,486,228
SM Prime Holdings Inc.	26,401,035	17,874,734
Vista Land & Lifescapes Inc.	13,681,000	1,519,959

		45,867,723
SOFTWARE — 0.16%
Xurpas Inc.	1,980,500	320,700

		320,700
TRANSPORTATION INFRASTRUCTURE — 1.59%
International Container Terminal Services Inc.	1,545,010	3,103,988

		3,103,988
WATER UTILITIES — 1.25%
Manila Water Co. Inc.	3,755,329	2,429,364

		2,429,364
WIRELESS TELECOMMUNICATION SERVICES — 6.82%
Globe Telecom Inc.	101,125	4,286,765
PLDT Inc.	259,472	9,007,888

		13,294,653

TOTAL COMMON STOCKS
(Cost: $214,169,067)		194,460,352

103

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES ETF

May 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	37,876	$37,876

		37,876

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,876)		37,876

TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $214,206,943)[e]		194,498,228
Other Assets, Less Liabilities — 0.21%		411,957

NET ASSETS — 100.00%		$194,910,185

PDR  —  Philippine Depositary Receipt

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $216,675,534. Net unrealized depreciation was $22,177,306, of which $6,207,553 represented gross unrealized appreciation on securities and $28,384,859 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$194,460,352	$—	$—	$194,460,352
Money market funds	37,876	—	—	37,876

Total	$194,498,228	$—	$—	$194,498,228

104

Schedule of Investments (Unaudited)

iSHARES® MSCI POLAND CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.74%

BANKS — 33.22%
Alior Bank SAa,b	402,978	$7,385,051
Bank Handlowy w Warszawie SA	157,642	2,944,046
Bank Millennium SAa	2,764,843	5,170,916
Bank Pekao SA	622,374	23,079,072
Bank Zachodni WBK SA	129,817	11,834,209
Getin Noble Bank SAa,b	2,433,520	987,415
mBank SAa	65,862	7,468,531
Powszechna Kasa Oszczednosci Bank Polski SAa	3,789,690	37,179,482

		96,048,722
CAPITAL MARKETS — 0.64%
Warsaw Stock Exchange	146,979	1,842,841

		1,842,841
CHEMICALS — 3.23%
Ciech SA	132,587	2,406,656
Grupa Azoty SA	210,987	3,592,185
Synthos SA	2,537,290	3,340,827

		9,339,668
CONSTRUCTION & ENGINEERING — 1.10%
Budimex SA	54,523	3,193,920

		3,193,920
CONSUMER FINANCE — 2.08%
KRUK SAb	74,308	6,008,217

		6,008,217
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.77%
Netia SAb	1,143,118	1,339,261
Orange Polska SA	3,094,859	3,792,220

		5,131,481
ELECTRIC UTILITIES — 7.23%
Enea SAa,b	1,051,495	3,192,813
Energa SA	1,021,834	2,701,862
PGE Polska Grupa Energetyczna SA	3,676,138	10,787,039
Tauron Polska Energia SAa	4,874,527	4,217,705

		20,899,419
FOOD & STAPLES RETAILING — 1.06%
Eurocash SA	370,768	3,076,574

		3,076,574
HEALTH CARE PROVIDERS & SERVICES — 0.44%
Neuca SA	12,400	1,284,499

		1,284,499

Security	Shares	Value
INSURANCE — 9.98%
Powszechny Zaklad Ubezpieczen SA	2,422,915	$28,861,821

		28,861,821
MEDIA — 2.19%
Cyfrowy Polsat SAa,b	881,287	6,327,638

		6,327,638
METALS & MINING — 6.30%
Boryszew SAa,b	484,460	1,443,701
Jastrzebska Spolka Weglowa SAa	242,770	4,363,591
KGHM Polska Miedz SA	436,484	12,397,415

		18,204,707
OIL, GAS & CONSUMABLE FUELS — 19.39%
Grupa Lotos SAa,b	416,569	6,024,464
Lubelski Wegiel Bogdanka SAa	69,413	1,193,737
Polski Koncern Naftowy ORLEN SA	1,265,424	36,094,737
Polskie Gornictwo Naftowe i Gazownictwo SA	7,473,217	12,751,731

		56,064,669
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.79%
Globe Trade Centre SAb	940,315	2,296,810

		2,296,810
ROAD & RAIL — 0.85%
PKP Cargo SAa,b	155,571	2,458,485

		2,458,485
SOFTWARE — 3.78%
Asseco Poland SA	344,069	4,474,853
CD Projekt SA	304,123	6,450,289

		10,925,142
TEXTILES, APPAREL & LUXURY GOODS — 5.69%
CCC SA	122,573	6,916,747
LPP SAb	5,661	9,539,176

		16,455,923

TOTAL COMMON STOCKS
(Cost: $315,760,090)		288,420,536

SHORT-TERM INVESTMENTS — 2.90%

MONEY MARKET FUNDS — 2.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[c,d,e]	8,294,942	8,299,089

105

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND CAPPED ETF

May 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	77,704	$77,704

		8,376,793

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,372,646)		8,376,793

TOTAL INVESTMENTS IN SECURITIES — 102.64%
(Cost: $324,132,736)[f]		296,797,329
Other Assets, Less Liabilities — (2.64)%		(7,622,356)

NET ASSETS — 100.00%		$289,174,973

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $334,612,136. Net unrealized depreciation was $37,814,807, of which $20,326,480 represented gross unrealized appreciation on securities and $58,141,287 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$288,420,536	$—	$—	$288,420,536
Money market funds	8,376,793	—	—	8,376,793

Total	$296,797,329	$—	$—	$296,797,329

106

Schedule of Investments (Unaudited)

iSHARES® MSCI QATAR CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.96%

AIR FREIGHT & LOGISTICS — 1.42%
Gulf Warehousing Co.	41,119	$583,833

		583,833
BANKS — 47.43%
Commercial Bank QSC (The)[a]	219,773	1,877,112
Doha Bank QSC	181,601	1,551,080
Masraf Al Rayan QSC	321,716	3,914,099
Qatar First Bank[a]	246,884	570,223
Qatar International Islamic Bank QSC	50,601	847,704
Qatar Islamic Bank SAQ	67,619	1,897,908
Qatar National Bank QPSC	220,004	8,881,849

		19,539,975
CONSTRUCTION MATERIALS — 1.22%
Qatar National Cement Co. QSC	26,143	502,584

		502,584
DIVERSIFIED FINANCIAL SERVICES — 1.86%
Qatar Industrial Manufacturing Co. QSC	28,814	345,021
Salam International Investment Ltd. QSC	153,607	421,858

		766,879
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.50%
Ooredoo QSC	64,789	1,855,842

		1,855,842
ENERGY EQUIPMENT & SERVICES — 1.16%
Gulf International Services QSC	75,250	476,151

		476,151
FOOD & STAPLES RETAILING — 0.98%
Al Meera Consumer Goods Co. QSC	9,541	404,573

		404,573
HEALTH CARE PROVIDERS & SERVICES — 1.43%
Medicare Group	24,707	589,651

		589,651
INDUSTRIAL CONGLOMERATES — 9.98%
Industries Qatar QSC	132,093	3,714,798
Mannai Corp. QSC	18,739	396,786

		4,111,584
INSURANCE — 4.37%
Qatar Insurance Co. SAQ	97,140	1,800,766

		1,800,766

Security	Shares	Value
MARINE — 3.08%
Qatar Navigation QSC	66,470	$1,268,720

		1,268,720
MULTI-UTILITIES — 4.52%
Qatar Electricity & Water Co. QSC	32,313	1,862,710

		1,862,710
OIL, GAS & CONSUMABLE FUELS — 3.54%
Qatar Gas Transport Co. Ltd.	281,472	1,457,916

		1,457,916
REAL ESTATE MANAGEMENT & DEVELOPMENT — 11.93%
Barwa Real Estate Co.	120,296	1,119,970
Ezdan Holding Group QSC	665,358	1,997,243
Mazaya Qatar Real Estate Development QSC[a]	115,202	386,622
National Leasing	61,404	274,878
United Development Co. QSC	216,000	1,137,186

		4,915,899
WIRELESS TELECOMMUNICATION SERVICES — 2.54%
Vodafone Qatar QSC[a]	435,372	1,046,222

		1,046,222

TOTAL COMMON STOCKS
(Cost: $44,925,189)		41,183,305

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	37,574	37,574

		37,574

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,574)		37,574

TOTAL INVESTMENTS IN SECURITIES — 100.05%
(Cost: $44,962,763)[d]		41,220,879
Other Assets, Less Liabilities — (0.05)%		(19,611)

NET ASSETS — 100.00%		$41,201,268

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $49,127,704. Net unrealized depreciation was $7,906,825, of which $1,802,020 represented gross unrealized appreciation on securities and $9,708,845 represented gross unrealized depreciation on securities.

107

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI QATAR CAPPED ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$41,183,305	$—	$—	$41,183,305
Money market funds	37,574	—	—	37,574

Total	$41,220,879	$—	$—	$41,220,879

108

Schedule of Investments (Unaudited)

iSHARES® MSCI SAUDI ARABIA CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.63%

BANKS — 33.91%
Al Rajhi Bank	68,885	$1,143,553
Alinma Bank	64,290	243,590
Arab National Bank	30,775	162,064
Bank Al-Jazira	22,302	67,434
Bank AlBilad	25,831	125,215
Banque Saudi Fransi	31,726	233,648
National Commercial Bank	69,328	769,181
Riyad Bank	104,958	286,295
Samba Financial Group	85,158	496,361
Saudi British Bank (The)	19,794	118,171
Saudi Investment Bank (The)	29,764	99,600

		3,745,112
BUILDING PRODUCTS — 0.14%
Saudi Ceramic Co.	2,101	15,675

		15,675
CHEMICALS — 25.83%
Advanced Petrochemical Co.	8,399	98,627
Alujain Corp.	1,637	11,340
National Industrialization Co.[a]	28,793	107,022
Sahara Petrochemical Co.	18,811	66,308
Saudi Arabian Fertilizer Co.	16,407	287,420
Saudi Basic Industries Corp.	64,814	1,687,922
Saudi Industrial Investment Group	19,443	100,160
Saudi International Petrochemical Co.[a]	15,709	59,730
Saudi Kayan Petrochemical Co.[a]	64,470	143,194
Yanbu National Petrochemical Co.	19,683	290,437

		2,852,160
COMMERCIAL SERVICES & SUPPLIES — 0.68%
Saudi Airlines Catering Co.	3,223	74,542

		74,542
CONSTRUCTION MATERIALS — 4.07%
Arabian Cement Co./Saudi Arabia	4,350	41,697
City Cement Co.	7,960	24,238
Eastern Province Cement Co.	3,619	24,549
Najran Cement Co.	7,155	19,059
Northern Region Cement Co.	7,573	20,092
Qassim Cement Co. (The)	3,863	51,893
Saudi Cement Co.	6,537	94,123
Southern Province Cement Co.	5,501	74,439
Yamama Cement Co.	8,802	41,306
Yanbu Cement Co.	6,771	57,592

		448,988

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.21%
Aseer Trading Tourism & Manufacturing Co.	5,319	$22,706

		22,706
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.77%
Saudi Telecom Co.	34,695	637,765

		637,765
ELECTRIC UTILITIES — 3.98%
Saudi Electricity Co.	72,462	439,363

		439,363
FOOD PRODUCTS — 7.80%
Almarai Co.	24,155	523,560
Halwani Brothers Co.	981	12,713
National Agriculture Development Co. (The)	3,565	26,549
Saudia Dairy & Foodstuff Co.	1,413	47,754
Savola Group (The)	22,887	250,815

		861,391
GAS UTILITIES — 0.23%
National Gas & Industrialization Co.	3,154	25,902

		25,902
HEALTH CARE PROVIDERS & SERVICES — 2.73%
Al Hammadi Development and Investment Co.[a]	5,167	53,097
Dallah Healthcare Holding Co.	2,333	63,451
Middle East Healthcare Co.	2,433	48,648
Mouwasat Medical Services Co.	2,137	85,585
National Medical Care Co.[a]	1,885	23,724
Saudi Chemical Co.	2,659	26,495

		301,000
HOTELS, RESTAURANTS & LEISURE — 1.17%
Abdul Mohsen Al-Hokair Tourism and Development Co.	1,651	12,595
Al Tayyar Travel Group Holding Co.[a]	8,976	70,580
Dur Hospitality Co.	3,006	15,429
Herfy Food Services Co.	2,030	30,306

		128,910
INSURANCE — 2.46%
Al Rahjhi Co.	869	11,215
Bupa Arabia for Cooperative Insurance Co.	3,457	105,920
Co for Cooperative Insurance (The)	5,384	140,285
Mediterranean & Gulf Insurance & Reinsurance Co. (The)[a]	3,433	14,591

		272,011

109

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SAUDI ARABIA CAPPED ETF

May 31, 2017

Security	Shares	Value
MEDIA — 0.22%
Saudi Research & Marketing Group[a]	3,090	$24,470

		24,470
METALS & MINING — 3.81%
Al Yamamah Steel Industries	1,509	10,513
Saudi Arabian Mining Co.[a]	35,602	392,055
Zamil Industrial Investment Co.	2,523	18,433

		421,001
OIL, GAS & CONSUMABLE FUELS — 0.55%
Rabigh Refining & Petrochemical Co.[a]	19,163	61,060

		61,060
PHARMACEUTICALS — 0.44%
Saudi Pharmaceutical Industries & Medical Appliances Corp.	5,194	48,527

		48,527
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.62%
Arriyadh Development Co.	5,853	31,135
Emaar Economic City[a]	36,515	137,671
Red Sea Housing Services Co.	1,741	10,626

		179,432
ROAD & RAIL — 0.34%
Saudi Public Transport Co.	5,259	19,631
United International Transportation Co.	2,991	18,040

		37,671
SPECIALTY RETAIL — 1.54%
Jarir Marketing Co.	3,879	149,972
Saudi Co. For Hardware LLC	721	19,644

		169,616

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 2.13%
Etihad Etisalat Co.[a]	33,040	$180,335
Mobile Telecommunications Co.[a]	23,032	55,271

		235,606

TOTAL COMMON STOCKS
(Cost: $10,952,506)		11,002,908

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	10,100	10,100

		10,100

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,100)		10,100

TOTAL INVESTMENTS IN SECURITIES — 99.72%
(Cost: $10,962,606)[d]		11,013,008
Other Assets, Less Liabilities — 0.28%		30,844

NET ASSETS — 100.00%		$11,043,852

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $10,975,562. Net unrealized appreciation was $37,446, of which $502,356 represented gross unrealized appreciation on securities and $464,910 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$11,002,908	$—	$—	$11,002,908
Money market funds	10,100	—	—	10,100

Total	$11,013,008	$—	$—	$11,013,008

110

Schedule of Investments (Unaudited)

iSHARES® MSCI UAE CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.86%

AIRLINES — 1.95%
Air Arabia PJSC	2,968,378	$808,162

		808,162
BANKS — 21.98%
Abu Dhabi Commercial Bank PJSC	951,113	1,890,314
Ajman Bank PJSC[a]	1,494,205	484,101
Dubai Islamic Bank PJSC	1,121,045	1,773,284
First Abu Dhabi Bank PJSC	1,185,835	3,406,088
Union National Bank PJSC	1,219,638	1,563,979

		9,117,766
BUILDING PRODUCTS — 0.96%
National Central Cooling Co. PJSC	779,297	398,878

		398,878
CAPITAL MARKETS — 5.73%
Amanat Holdings PJSC	1,895,081	593,341
Dubai Financial Market PJSC[a]	2,611,387	774,956
Dubai Investments PJSC	1,780,524	1,008,301

		2,376,598
CONSTRUCTION & ENGINEERING — 3.23%
Arabtec Holding PJSC[a]	3,735,241	774,912
Orascom Construction Ltd.[a]	95,801	564,268

		1,339,180
DIVERSIFIED FINANCIAL SERVICES — 3.26%
Al Waha Capital PJSC	1,363,309	645,836
Gulf General Investment Co.[a]	2,860,425	278,800
SHUAA Capital PSC[a]	1,066,604	429,778

		1,354,414
DIVERSIFIED TELECOMMUNICATION SERVICES — 18.00%
Emirates Telecommunications Group Co. PJSC	1,594,774	7,468,041

		7,468,041
ENERGY EQUIPMENT & SERVICES — 1.31%
Lamprell PLC[a]	395,969	545,681

		545,681
FOOD PRODUCTS — 0.98%
Agthia Group PJSC	261,628	405,299

		405,299
HEALTH CARE PROVIDERS & SERVICES — 4.91%
NMC Health PLC	69,404	2,035,647

		2,035,647
HOTELS, RESTAURANTS & LEISURE — 2.01%
DXB Entertainments PJSC[a]	4,003,594	833,855

		833,855

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 1.39%
Dana Gas PJSC[a]	5,177,484	$577,939

		577,939
REAL ESTATE MANAGEMENT & DEVELOPMENT — 28.57%
Aldar Properties PJSC	3,061,330	1,841,965
DAMAC Properties Dubai Co. PJSC	1,984,492	1,615,473
Deyaar Development PJSC[a]	957,242	127,441
Emaar Malls PJSC	1,626,411	1,107,004
Emaar Properties PJSC	3,234,765	6,261,688
Eshraq Properties Co. PJSC[a]	1,843,087	526,883
RAK Properties PJSC	2,329,061	374,121

		11,854,575
THRIFTS & MORTGAGE FINANCE — 0.91%
Amlak Finance PJSC[a]	1,462,124	378,170

		378,170
TRANSPORTATION INFRASTRUCTURE — 4.67%
DP World Ltd.	84,203	1,936,669

		1,936,669

TOTAL COMMON STOCKS
(Cost: $41,645,063)		41,430,874

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	20,168	20,168

		20,168

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,168)		20,168

TOTAL INVESTMENTS IN SECURITIES — 99.91%
(Cost: $41,665,231)[d]		41,451,042
Other Assets, Less Liabilities — 0.09%		38,165

NET ASSETS — 100.00%		$41,489,207

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $48,915,490. Net unrealized depreciation was $7,464,448, of which $2,819,530 represented gross unrealized appreciation on securities and $10,283,978 represented gross unrealized depreciation on securities.

111

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UAE CAPPED ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$41,430,874	$—	$—	$41,430,874
Money market funds	20,168	—	—	20,168

Total	$41,451,042	$—	$—	$41,451,042

112

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.04%

AEROSPACE & DEFENSE — 2.20%
BAE Systems PLC	3,440,808	$29,560,931
Cobham PLC[a]	2,581,375	4,465,453
Meggitt PLC	838,429	5,433,499
Rolls-Royce Holdings PLC	1,792,296	20,071,916

		59,531,799
AIR FREIGHT & LOGISTICS — 0.21%
Royal Mail PLC	978,996	5,578,570

		5,578,570
AIRLINES — 0.12%
easyJet PLC	171,183	3,124,782

		3,124,782
AUTO COMPONENTS — 0.31%
GKN PLC	1,853,205	8,373,386

		8,373,386
BANKS — 13.11%
Barclays PLC	18,373,547	49,810,616
HSBC Holdings PLC	21,502,947	187,541,436
Lloyds Banking Group PLC	77,390,918	70,524,951
Royal Bank of Scotland Group PLC[b]	3,846,163	12,909,536
Standard Chartered PLC[b]	3,557,305	33,611,080

		354,397,619
BEVERAGES — 3.24%
Coca-Cola HBC AG	196,657	5,719,791
Diageo PLC	2,726,267	81,898,205

		87,617,996
BIOTECHNOLOGY — 2.09%
Shire PLC	979,684	56,552,116

		56,552,116
CAPITAL MARKETS — 1.75%
3i Group PLC	1,051,520	12,149,270
Aberdeen Asset Management PLC	994,065	3,708,705
Hargreaves Lansdown PLC	284,375	5,132,255
Investec PLC	712,737	5,594,258
London Stock Exchange Group PLC	342,045	15,123,539
Schroders PLC	134,630	5,486,887

		47,194,914

Security	Shares	Value
CHEMICALS — 0.58%
Croda International PLC	142,505	$7,290,609
Johnson Matthey PLC	209,609	8,420,912

		15,711,521
COMMERCIAL SERVICES & SUPPLIES — 0.38%
Babcock International Group PLC	275,854	3,322,542
G4S PLC	1,684,529	7,067,592

		10,390,134
CONSUMER FINANCE — 0.23%
Provident Financial PLC	160,150	6,307,812

		6,307,812
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.54%
BT Group PLC	9,169,054	36,640,801
Inmarsat PLC	490,519	5,065,886

		41,706,687
ELECTRIC UTILITIES — 0.79%
SSE PLC	1,095,734	21,288,803

		21,288,803
ENERGY EQUIPMENT & SERVICES — 0.05%
Petrofac Ltd.	279,425	1,370,751

		1,370,751
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.38%
British Land Co. PLC (The)	1,060,277	8,677,971
Hammerson PLC	858,705	6,490,535
Intu Properties PLC[a]	953,878	3,349,434
Land Securities Group PLC	854,733	11,806,573
Segro PLC	1,083,789	7,037,564

		37,362,077
FOOD & STAPLES RETAILING — 1.30%
J Sainsbury PLC	1,782,342	6,465,572
Tesco PLC[b]	8,849,095	20,985,418
Wm Morrison Supermarkets PLC	2,407,185	7,650,805

		35,101,795
FOOD PRODUCTS — 0.73%
Associated British Foods PLC	385,454	14,908,158
Tate & Lyle PLC	501,269	4,775,697

		19,683,855
HEALTH CARE EQUIPMENT & SUPPLIES — 0.81%
ConvaTec Group PLC[b,c]	1,268,063	5,238,421
Smith & Nephew PLC	947,546	16,562,603

		21,801,024

113

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

May 31, 2017

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.15%
Mediclinic International PLC	397,163	$4,145,323

		4,145,323
HOTELS, RESTAURANTS & LEISURE — 3.19%
Carnival PLC	204,548	13,123,850
Compass Group PLC	1,780,728	38,390,491
InterContinental Hotels Group PLC	194,079	10,956,402
Merlin Entertainments PLC[c]	772,793	5,277,503
TUI AG	476,820	7,374,302
Whitbread PLC	198,438	10,992,411

		86,114,959
HOUSEHOLD DURABLES — 1.28%
Barratt Developments PLC	1,093,994	8,650,289
Berkeley Group Holdings PLC	142,905	6,006,776
Persimmon PLC	334,170	10,590,795
Taylor Wimpey PLC	3,537,382	9,274,735

		34,522,595
HOUSEHOLD PRODUCTS — 2.73%
Reckitt Benckiser Group PLC	720,277	73,810,858

		73,810,858
INDUSTRIAL CONGLOMERATES — 0.67%
DCC PLC	96,132	9,152,497
Smiths Group PLC	428,179	8,860,710

		18,013,207
INSURANCE — 6.17%
Admiral Group PLC	215,567	5,668,693
Aviva PLC	4,399,414	29,816,986
Direct Line Insurance Group PLC	1,493,258	6,720,040
Legal & General Group PLC	6,449,026	20,963,291
Old Mutual PLC	5,335,477	12,962,909
Prudential PLC	2,795,395	62,647,323
RSA Insurance Group PLC	1,104,351	8,917,519
St. James’s Place PLC	570,029	8,631,864
Standard Life PLC	2,145,507	10,602,578

		166,931,203
INTERNET SOFTWARE & SERVICES — 0.21%
Auto Trader Group PLC[c]	1,064,796	5,719,706

		5,719,706
IT SERVICES — 0.32%
Worldpay Group PLC[c]	2,165,994	8,684,970

		8,684,970

Security	Shares	Value
MACHINERY — 0.38%
IMI PLC	296,069	$4,792,919
Weir Group PLC (The)	235,408	5,518,826

		10,311,745
MEDIA — 2.35%
ITV PLC	3,926,151	9,918,990
Pearson PLC	893,533	8,149,526
Sky PLC	1,117,014	14,290,318
WPP PLC	1,385,978	31,204,155

		63,562,989
METALS & MINING — 6.48%
Anglo American PLC[b]	1,442,695	19,211,150
Antofagasta PLC[a]	429,371	4,439,917
BHP Billiton PLC	2,287,367	34,637,256
Fresnillo PLC	240,604	4,895,180
Glencore PLC	13,251,040	48,770,453
Randgold Resources Ltd.	101,550	9,655,223
Rio Tinto PLC	1,340,125	53,674,340

		175,283,519
MULTI-UTILITIES — 2.51%
Centrica PLC	5,937,702	15,583,514
National Grid PLC	3,722,274	52,353,435

		67,936,949
MULTILINE RETAIL — 0.65%
Marks & Spencer Group PLC	1,760,793	8,694,595
Next PLC	159,262	8,964,132

		17,658,727
OIL, GAS & CONSUMABLE FUELS — 13.68%
BP PLC	21,183,729	127,629,135
Royal Dutch Shell PLC Class A ADR	4,796,489	130,032,634
Royal Dutch Shell PLC Class B	4,056,350	112,245,392

		369,907,161
PAPER & FOREST PRODUCTS — 0.38%
Mondi PLC	397,860	10,395,620

		10,395,620
PERSONAL PRODUCTS — 2.87%
Unilever PLC	1,389,982	77,724,351

		77,724,351
PHARMACEUTICALS — 7.88%
AstraZeneca PLC	1,370,292	92,588,373
GlaxoSmithKline PLC	5,317,941	116,948,664
Hikma Pharmaceuticals PLC[a]	156,780	3,416,431

		212,953,468

114

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

May 31, 2017

Security	Shares	Value
PROFESSIONAL SERVICES — 2.28%
Capita PLC	725,140	$5,452,899
Experian PLC	1,021,490	21,336,454
Intertek Group PLC	174,808	9,701,488
RELX PLC	1,170,221	25,122,899

		61,613,740
SOFTWARE — 0.40%
Sage Group PLC (The)	1,167,361	10,857,974

		10,857,974
SPECIALTY RETAIL — 0.54%
Dixons Carphone PLC	1,066,855	4,525,667
Kingfisher PLC	2,425,634	10,180,095

		14,705,762
TEXTILES, APPAREL & LUXURY GOODS — 0.41%
Burberry Group PLC	474,891	11,127,054

		11,127,054
TOBACCO — 7.13%
British American Tobacco PLC	2,019,111	144,143,459
Imperial Brands PLC	1,038,281	48,642,007

		192,785,466
TRADING COMPANIES & DISTRIBUTORS — 1.70%
Ashtead Group PLC	540,132	10,919,463
Bunzl PLC	362,597	11,384,066
Travis Perkins PLC	271,779	5,732,942
Wolseley PLC	273,506	18,042,527

		46,078,998
WATER UTILITIES — 0.67%
Severn Trent PLC	255,184	8,235,748
United Utilities Group PLC	738,306	9,807,570

		18,043,318
WIRELESS TELECOMMUNICATION SERVICES — 3.19%
Vodafone Group PLC	28,819,490	86,128,503

		86,128,503

TOTAL COMMON STOCKS
(Cost: $3,055,553,332)		2,678,113,806

PREFERRED STOCKS — 0.01%

AEROSPACE & DEFENSE — 0.01%
Rolls-Royce Holdings PLC, Preference Shares[b]	149,070,109	192,442

		192,442

TOTAL PREFERRED STOCKS
(Cost: $192,241)		192,442

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.28%

MONEY MARKET FUNDS — 0.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[d,e,f]	7,172,366	$7,175,952
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[d,e]	263,730	263,730

		7,439,682

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,439,542)		7,439,682

TOTAL INVESTMENTS IN SECURITIES — 99.33%
(Cost: $3,063,185,115)[g]		2,685,745,930
Other Assets, Less Liabilities — 0.67%		18,245,555

NET ASSETS — 100.00%		$2,703,991,485

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $3,134,673,562. Net unrealized depreciation was $448,927,632, of which $126,785,104 represented gross unrealized appreciation on securities and $575,712,736 represented gross unrealized depreciation on securities.

115

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

May 31, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of May 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
FTSE 100 Index	263	Jun. 2017	Intercontinental	$24,659,692	$25,491,162	$831,470

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,678,113,806	$—	$—	$2,678,113,806
Preferred stocks	—	192,442	—	192,442
Money market funds	7,439,682	—	—	7,439,682

Total	$2,685,553,488	$192,442	$—	$2,685,745,930

Derivative financial instruments[a]:
Assets:
Futures contracts	$831,470	$—	$—	$831,470

Total	$831,470	$—	$—	$831,470

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

116

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.54%

AEROSPACE & DEFENSE — 1.40%
Chemring Group PLC	22,885	$53,326
QinetiQ Group PLC	46,746	188,402
Senior PLC	34,376	104,421
Ultra Electronics Holdings PLC	5,776	158,973

		505,122
AIRLINES — 0.18%
Dart Group PLC	7,897	63,716

		63,716
BANKS — 2.33%
Aldermore Group PLC[a]	21,192	66,643
BGEO Group PLC	3,238	153,326
CYBG PLC[a]	72,300	249,300
Metro Bank PLC[a,b]	4,939	235,912
Shawbrook Group PLC[a,c]	10,266	45,365
Virgin Money Holdings UK PLC	23,704	91,251

		841,797
BEVERAGES — 1.11%
Britvic PLC	21,595	195,147
Fevertree Drinks PLC	7,556	171,385
Stock Spirits Group PLC	14,753	33,329

		399,861
BIOTECHNOLOGY — 0.86%
Abcam PLC	15,019	189,816
Genus PLC	5,011	121,164

		310,980
BUILDING PRODUCTS — 0.24%
Polypipe Group PLC	16,251	87,567

		87,567
CAPITAL MARKETS — 6.78%
Allied Minds PLC[a,b]	17,266	33,078
Ashmore Group PLC	31,888	144,369
Brewin Dolphin Holdings PLC	23,218	101,490
Burford Capital Ltd.	15,361	176,589
Close Brothers Group PLC	12,307	254,362
CMC Markets PLC[c]	10,041	16,462
IG Group Holdings PLC	30,079	226,770
Intermediate Capital Group PLC	23,782	270,940
Jupiter Fund Management PLC	35,638	227,090
Man Group PLC	136,901	278,000
NEX Group PLC	26,455	220,110
P2P Global Investments PLC/Fund	6,857	77,986
Rathbone Brothers PLC	4,153	140,735

Security	Shares	Value
TP ICAP PLC	45,418	$279,852

		2,447,833
CHEMICALS — 2.30%
Elementis PLC	37,997	147,304
Essentra PLC	21,547	159,943
Scapa Group PLC	11,230	72,632
Sirius Minerals PLC[a,b]	324,263	128,722
Synthomer PLC	22,286	145,001
Victrex PLC	7,025	175,121

		828,723
COMMERCIAL SERVICES & SUPPLIES — 5.59%
Aggreko PLC	20,993	234,287
Berendsen PLC	14,148	200,543
Biffa PLC[a,c]	20,490	51,184
Cape PLC	9,926	30,786
De La Rue PLC	8,341	73,006
Homeserve PLC	22,885	217,144
Interserve PLC	11,943	34,690
IWG PLC	56,693	243,203
Mitie Group PLC	29,486	92,193
Renewi PLC	62,275	75,972
Rentokil Initial PLC	149,935	514,092
Restore PLC	8,731	48,692
RPS Group PLC	18,325	65,292
Serco Group PLC[a]	90,040	137,974

		2,019,058
COMMUNICATIONS EQUIPMENT — 0.10%
Telit Communications PLC[b]	8,348	35,860

		35,860
CONSTRUCTION & ENGINEERING — 2.14%
Balfour Beatty PLC	56,532	205,658
Carillion PLC[b]	35,264	92,596
Costain Group PLC	8,549	53,443
Galliford Try PLC	6,793	109,618
John Laing Group PLC[c]	30,074	115,929
Keller Group PLC	5,898	65,442
Kier Group PLC	7,984	129,455

		772,141
CONSTRUCTION MATERIALS — 0.54%
Forterra PLC[c]	8,214	28,339
Ibstock PLC[c]	24,977	81,352
Marshalls PLC	16,341	86,955

		196,646

117

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
CONSUMER FINANCE — 0.30%
Arrow Global Group PLC	13,582	$70,003
International Personal Finance PLC	18,237	37,669

		107,672
CONTAINERS & PACKAGING — 2.26%
DS Smith PLC	77,618	438,079
RPC Group PLC	33,983	376,408

		814,487
DISTRIBUTORS — 1.16%
Inchcape PLC	34,506	363,937
John Menzies PLC	6,147	56,342

		420,279
DIVERSIFIED CONSUMER SERVICES — 0.79%
AA PLC	49,952	150,574
Dignity PLC	4,077	133,159

		283,733
DIVERSIFIED FINANCIAL SERVICES — 0.12%
Plus500 Ltd.	6,591	43,564

		43,564
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.41%
Kcom Group PLC	40,225	48,943
TalkTalk Telecom Group PLC[b]	43,078	98,710

		147,653
ELECTRICAL EQUIPMENT — 1.45%
Dialight PLC[a]	1,998	26,696
Luceco PLC[c]	6,590	19,801
Melrose Industries PLC	154,640	477,621

		524,118
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.82%
Electrocomponents PLC	36,172	273,874
Halma PLC	31,078	459,777
Laird PLC	40,047	71,990
Oxford Instruments PLC	4,462	63,535
Renishaw PLC	2,983	142,560
Smart Metering Systems PLC	5,868	39,581
Spectris PLC	9,767	329,466

		1,380,783
ENERGY EQUIPMENT & SERVICES — 1.59%
Amec Foster Wheeler PLC	31,963	210,027
Hunting PLC	11,407	74,439
John Wood Group PLC	31,229	288,455

		572,921

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.05%
Assura PLC	135,650	$111,200
Big Yellow Group PLC	12,292	125,122
Civitas Social Housing PLC	27,252	38,347
Derwent London PLC	8,673	309,693
Empiric Student Property PLC	41,086	60,068
Great Portland Estates PLC	26,779	219,349
Hansteen Holdings PLC	61,008	101,519
LondonMetric Property PLC	56,749	123,443
NewRiver REIT PLC	19,172	86,947
Primary Health Properties PLC[b]	46,588	67,661
Redefine International PLC/Isle of Man	111,117	55,141
Safestore Holdings PLC	17,155	97,444
Schroder REIT Ltd.	42,498	35,661
Shaftesbury PLC	19,438	243,909
Standard Life Investment Property Income Trust Ltd.	29,979	34,347
Tritax Big Box REIT PLC	111,717	212,726
UNITE Group PLC (The)	18,201	148,028
Workspace Group PLC	10,032	114,226

		2,184,831
FOOD & STAPLES RETAILING — 1.21%
Booker Group PLC	138,739	357,315
Conviviality PLC	13,437	59,325
Majestic Wine PLC[b]	4,351	20,951

		437,591
FOOD PRODUCTS — 0.87%
Dairy Crest Group PLC	11,562	91,198
Greencore Group PLC	57,552	179,427
Hotel Chocolat Group Ltd.[a]	3,237	16,088
Premier Foods PLC[a]	54,582	28,713

		315,426
HEALTH CARE EQUIPMENT & SUPPLIES — 0.16%
Advanced Medical Solutions Group PLC	15,526	57,224

		57,224
HEALTH CARE PROVIDERS & SERVICES — 1.67%
CVS Group PLC	4,972	90,310
NMC Health PLC	6,697	196,426
Spire Healthcare Group PLC[c]	23,011	101,595
UDG Healthcare PLC[b]	20,304	214,016

		602,347

118

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.15%
EMIS Group PLC	4,411	$53,356

		53,356
HOTELS, RESTAURANTS & LEISURE — 5.67%
888 Holdings PLC	15,893	59,653
Domino’s Pizza Group PLC	40,322	165,010
EI Group PLC[a]	39,499	72,535
Greene King PLC	25,395	247,353
Greggs PLC	8,291	116,559
GVC Holdings PLC	22,875	237,425
J D Wetherspoon PLC	6,343	84,260
Jackpotjoy PLC[a,b]	4,229	32,511
Ladbrokes Coral Group PLC	78,461	120,737
Marston’s PLC	51,271	89,685
Mitchells & Butlers PLC	17,250	54,269
Rank Group PLC	14,409	40,830
Restaurant Group PLC (The)	16,479	77,478
SSP Group PLC	38,949	244,920
Thomas Cook Group PLC	119,587	142,571
William Hill PLC	70,306	260,758

		2,046,554
HOUSEHOLD DURABLES — 3.30%
Bellway PLC	10,056	366,866
Bovis Homes Group PLC	11,026	129,814
Cairn Homes PLC[a]	50,845	90,909
Countryside Properties PLC[c]	18,441	79,228
Crest Nicholson Holdings PLC	20,930	170,629
DFS Furniture PLC	17,337	61,436
McCarthy & Stone PLC[c]	39,636	95,684
Redrow PLC	18,186	131,590
Telford Homes PLC[b]	5,533	30,107
Victoria PLC[a]	4,846	35,346

		1,191,609
HOUSEHOLD PRODUCTS — 0.28%
PZ Cussons PLC	22,840	101,901

		101,901
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.41%
Drax Group PLC	33,334	148,979

		148,979
INSURANCE — 4.52%
Beazley PLC	42,895	261,482
Chesnara PLC	11,659	57,195
esure Group PLC	23,977	83,790

Security	Shares	Value
Hastings Group Holdings PLC[c]	16,160	$65,443
Hiscox Ltd.	23,417	371,227
Just Group PLC	45,880	81,143
Lancashire Holdings Ltd.	15,567	139,769
Novae Group PLC	5,016	35,777
Phoenix Group Holdings	30,589	297,944
Saga PLC	91,633	239,072

		1,632,842
INTERNET & DIRECT MARKETING RETAIL — 2.38%
AO World PLC[a,b]	20,682	38,447
ASOS PLC[a]	4,445	368,225
boohoo.com PLC[a]	55,239	149,753
Hostelworld Group PLC[c]	7,833	36,428
N Brown Group PLC	12,777	47,339
Ocado Group PLC[a,b]	43,844	178,122
On the Beach Group PLC[c]	8,018	40,472

		858,786
INTERNET SOFTWARE & SERVICES — 3.27%
Gocompare.Com Group PLC[a]	23,997	28,965
iomart Group PLC	6,168	23,968
Just Eat PLC[a]	44,490	385,672
Moneysupermarket.com Group PLC	44,891	202,079
Rightmove PLC	7,626	426,870
ZPG PLC[c]	23,381	112,736

		1,180,290
IT SERVICES — 1.33%
Equiniti Group PLC[c]	24,591	71,031
Kainos Group PLC	5,317	15,942
Keywords Studios PLC	3,569	36,629
NCC Group PLC	22,663	48,420
Paysafe Group PLC[a]	37,713	243,671
SafeCharge International Group Ltd.[b]	4,243	15,392
Softcat PLC	8,908	50,024

		481,109
LEISURE PRODUCTS — 0.13%
Photo-Me International PLC	21,599	46,286

		46,286
LIFE SCIENCES TOOLS & SERVICES — 0.25%
Clinigen Healthcare Ltd.[a,b]	8,018	92,122

		92,122
MACHINERY — 3.05%
Bodycote PLC	15,692	157,503
Fenner PLC	15,106	61,038
Morgan Advanced Materials PLC	23,389	90,159

119

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Rotork PLC	71,314	$216,900
Spirax-Sarco Engineering PLC	6,026	441,474
Vesuvius PLC	17,783	133,036

		1,100,110
MEDIA — 4.22%
Ascential PLC	32,830	150,413
Cineworld Group PLC	15,451	143,216
Daily Mail & General Trust PLC Class A NVS	23,492	209,105
Entertainment One Ltd.	28,170	88,879
Informa PLC	67,537	585,024
ITE Group PLC	21,805	44,194
UBM PLC	32,286	301,344

		1,522,175
METALS & MINING — 2.49%
Acacia Mining PLC	13,444	49,880
Centamin PLC	89,707	192,819
Evraz PLC[a]	29,086	71,342
Ferrexpo PLC	24,122	53,468
Hill & Smith Holdings PLC	6,439	119,616
Hochschild Mining PLC	20,787	76,856
KAZ Minerals PLC[a]	20,137	126,132
Lonmin PLC[a]	20,834	19,768
Pan African Resources PLC	155,685	32,660
Petra Diamonds Ltd.[a]	43,449	72,749
SolGold PLC[a]	52,827	31,541
Vedanta Resources PLC	6,644	52,449

		899,280
MULTI-UTILITIES — 0.25%
Telecom Plus PLC	5,272	89,906

		89,906
MULTILINE RETAIL — 0.92%
B&M European Value Retail SA	57,373	269,822
Debenhams PLC	95,602	61,832

		331,654
OIL, GAS & CONSUMABLE FUELS — 2.35%
Amerisur Resources PLC[a,b]	79,891	27,589
Cairn Energy PLC[a]	47,311	123,740
EnQuest PLC ADR[a]	90,275	41,081
Faroe Petroleum PLC[a]	25,396	29,506
Hurricane Energy PLC[a]	64,089	37,438
Nostrum Oil & Gas PLC[a]	6,941	47,625
Ophir Energy PLC[a]	57,873	61,823
Pantheon Resources PLC[a]	15,856	13,510

Security	Shares	Value
Premier Oil PLC[a,b]	41,868	$31,214
SOCO International PLC	16,324	27,817
Sound Energy PLC[a,b]	49,647	45,345
Stobart Group Ltd.	25,948	93,123
Tullow Oil PLC[a]	113,205	267,148

		846,959
PHARMACEUTICALS — 2.17%
BTG PLC[a]	31,563	266,277
Dechra Pharmaceuticals PLC	7,631	191,508
Indivior PLC	59,076	248,392
Vectura Group PLC[a]	50,058	76,061

		782,238
PROFESSIONAL SERVICES — 1.75%
Hays PLC	112,322	242,008
Pagegroup PLC	26,718	162,421
Staffline Group PLC	1,598	29,913
WS Atkins PLC	7,385	198,396

		632,738
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.17%
Capital & Counties Properties PLC	62,414	253,242
Countrywide PLC	13,651	29,959
Foxtons Group PLC	21,421	31,041
Grainger PLC	34,171	119,238
Helical PLC	8,234	35,636
Purplebricks Group PLC[a]	15,364	81,469
Savills PLC	11,459	127,959
ST Modwen Properties PLC	15,458	69,405
Watkin Jones PLC	14,646	35,357

		783,306
ROAD & RAIL — 1.88%
FirstGroup PLC[a]	98,788	191,041
Go-Ahead Group PLC	3,525	83,321
National Express Group PLC	37,749	180,650
Northgate PLC	10,920	74,856
Redde PLC	24,913	53,388
Stagecoach Group PLC	35,262	96,278

		679,534
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.21%
Imagination Technologies Group PLC[a]	20,855	31,567
IQE PLC[a]	49,901	44,772

		76,339

120

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
SOFTWARE — 3.32%
AVEVA Group PLC	5,244	$131,062
Blue Prism Group PLC[a]	3,062	37,078
GB Group PLC	9,936	51,308
Micro Focus International PLC	18,803	581,113
Playtech PLC	20,808	265,801
Sophos Group PLC[c]	22,488	131,336

		1,197,698
SPECIALTY RETAIL — 2.77%
Card Factory PLC	25,143	108,281
Dunelm Group PLC	8,265	66,792
Halfords Group PLC	16,320	76,541
JD Sports Fashion PLC	35,895	209,034
Lookers PLC	26,001	43,132
Pendragon PLC	117,299	54,893
Pets at Home Group PLC	28,687	61,624
Sports Direct International PLC[a,b]	21,176	81,383
SuperGroup PLC	4,343	86,958
WH Smith PLC	9,134	210,361

		998,999
TEXTILES, APPAREL & LUXURY GOODS — 0.27%
Jimmy Choo PLC[a,b]	9,289	23,683
Ted Baker PLC	2,353	74,452

		98,135
THRIFTS & MORTGAGE FINANCE — 0.54%
OneSavings Bank PLC	11,954	62,855
Paragon Group of Companies PLC (The)	22,594	133,063

		195,918
TRADING COMPANIES & DISTRIBUTORS — 1.97%
Diploma PLC	9,281	134,071
Grafton Group PLC	18,399	184,436
Howden Joinery Group PLC	51,507	301,213
SIG PLC	46,053	91,675

		711,395
TRANSPORTATION INFRASTRUCTURE — 0.97%
BBA Aviation PLC	84,530	351,707

		351,707
WATER UTILITIES — 1.12%
Pennon Group PLC	33,922	403,321

		403,321

TOTAL COMMON STOCKS
(Cost: $33,588,122)		35,937,179

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.42%

MONEY MARKET FUNDS — 3.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[d,e,f]	1,226,676	$1,227,289
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[d,e]	6,208	6,208

		1,233,497

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,233,246)		1,233,497

TOTAL INVESTMENTS IN SECURITIES — 102.96%
(Cost: $34,821,368)[g]		37,170,676
Other Assets, Less Liabilities — (2.96)%		(1,068,708)

NET ASSETS — 100.00%		$36,101,968

ADR — American Depositary Receipts

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $35,148,208. Net unrealized appreciation was $2,022,468, of which $4,027,043 represented gross unrealized appreciation on securities and $2,004,575 represented gross unrealized depreciation on securities.

121

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$35,937,179	$—	$—	$35,937,179
Money market funds	1,233,497	—	—	1,233,497

Total	$37,170,676	$—	$—	$37,170,676

122

Schedule of Investments (Unaudited)

iSHARES® MSCI USA ESG OPTIMIZED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 1.97%
Arconic Inc.	194	$5,329
Northrop Grumman Corp.	77	19,960
Raytheon Co.	126	20,665
Rockwell Collins Inc.	226	24,645
United Technologies Corp.	278	33,716

		104,315
AIR FREIGHT & LOGISTICS — 0.94%
Expeditors International of Washington Inc.	261	13,932
FedEx Corp.	33	6,397
United Parcel Service Inc. Class B	275	29,142

		49,471
AIRLINES — 0.20%
Delta Air Lines Inc.	115	5,650
Southwest Airlines Co.	82	4,927

		10,577
AUTOMOBILES — 0.30%
Tesla Inc.[a,b]	47	16,027

		16,027
BANKS — 5.37%
Bank of America Corp.	2,511	56,272
Citigroup Inc.	768	46,495
Citizens Financial Group Inc.	214	7,297
Comerica Inc.	171	11,724
Fifth Third Bancorp.	307	7,288
JPMorgan Chase & Co.	914	75,085
KeyCorp	696	12,159
M&T Bank Corp.	59	9,232
People’s United Financial Inc.	906	15,012
PNC Financial Services Group Inc. (The)[c]	170	20,179
Regions Financial Corp.	374	5,176
SVB Financial Group[a]	40	6,820
U.S. Bancorp.	219	11,145

		283,884
BEVERAGES — 2.46%
Coca-Cola Co. (The)	1,285	58,429
Molson Coors Brewing Co. Class B	108	10,237
PepsiCo Inc.	524	61,240

		129,906

Security	Shares	Value
BIOTECHNOLOGY — 2.67%
AbbVie Inc.	422	$27,861
Amgen Inc.	188	29,185
Biogen Inc.[a]	68	16,848
Celgene Corp.[a]	196	22,424
Gilead Sciences Inc.	363	23,555
Incyte Corp.[a]	39	5,044
Regeneron Pharmaceuticals Inc.[a]	12	5,509
Vertex Pharmaceuticals Inc.[a]	88	10,877

		141,303
BUILDING PRODUCTS — 0.59%
Allegion PLC	121	9,514
Johnson Controls International PLC	376	15,702
Masco Corp.	164	6,109

		31,325
CAPITAL MARKETS — 3.69%
Ameriprise Financial Inc.	38	4,590
Bank of New York Mellon Corp. (The)	399	18,801
BlackRock Inc.[c]	71	29,056
Charles Schwab Corp. (The)	181	7,014
CME Group Inc.	102	11,963
Franklin Resources Inc.	288	12,035
Goldman Sachs Group Inc. (The)	116	24,506
Invesco Ltd.	211	6,689
Moody’s Corp.	68	8,055
Morgan Stanley	459	19,159
Northern Trust Corp.	179	15,652
S&P Global Inc.	93	13,281
State Street Corp.	228	18,573
TD Ameritrade Holding Corp.	148	5,529

		194,903
CHEMICALS — 2.43%
Axalta Coating Systems Ltd.[a]	166	5,196
Dow Chemical Co. (The)	248	15,366
Ecolab Inc.	319	42,376
EI du Pont de Nemours & Co.	293	23,123
International Flavors & Fragrances Inc.	76	10,480
Mosaic Co. (The)	220	4,979
PPG Industries Inc.	90	9,572
Praxair Inc.	72	9,525
Sherwin-Williams Co. (The)	24	7,962

		128,579
COMMUNICATIONS EQUIPMENT — 1.10%
Cisco Systems Inc.	1,495	47,137

123

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG OPTIMIZED ETF

May 31, 2017

Security	Shares	Value
Motorola Solutions Inc.	130	$10,864

		58,001
CONSUMER FINANCE — 0.69%
Ally Financial Inc.	306	5,673
American Express Co.	337	25,929
Discover Financial Services	80	4,696

		36,298
CONTAINERS & PACKAGING — 0.17%
Ball Corp.	223	9,121

		9,121
DISTRIBUTORS — 0.11%
LKQ Corp.[a]	179	5,637

		5,637
DIVERSIFIED FINANCIAL SERVICES — 0.97%
Berkshire Hathaway Inc. Class Ba	280	46,278
Voya Financial Inc.	147	5,025

		51,303
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.95%
AT&T Inc.	1,194	46,005
CenturyLink Inc.	235	5,863
Level 3 Communications Inc.[a]	112	6,666
Verizon Communications Inc.	953	44,448

		102,982
ELECTRIC UTILITIES — 2.91%
American Electric Power Co. Inc.	219	15,720
Duke Energy Corp.	153	13,109
Edison International	176	14,356
Eversource Energy	342	21,228
Exelon Corp.	568	20,624
NextEra Energy Inc.	260	36,775
Southern Co. (The)	243	12,298
Xcel Energy Inc.	414	19,835

		153,945
ELECTRICAL EQUIPMENT — 0.44%
Acuity Brands Inc.	31	5,050
Eaton Corp. PLC	104	8,048
Rockwell Automation Inc.	65	10,317

		23,415
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.67%
Corning Inc.	420	12,222
Flex Ltd.[a]	315	5,437
TE Connectivity Ltd.	226	17,820

		35,479

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.20%
Baker Hughes Inc.	195	$10,754
Core Laboratories NV	80	8,179
Halliburton Co.	137	6,191
National Oilwell Varco Inc.	161	5,260
Schlumberger Ltd.	341	23,730
TechnipFMC PLC[a]	314	9,091

		63,205
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.80%
Alexandria Real Estate Equities Inc.	44	5,134
American Tower Corp.	155	20,334
Boston Properties Inc.	96	11,647
Equinix Inc.	51	22,491
HCP Inc.	270	8,462
Host Hotels & Resorts Inc.	290	5,217
Iron Mountain Inc.[b]	217	7,578
Liberty Property Trust	306	12,574
Prologis Inc.	358	19,883
SBA Communications Corp.[a,b]	50	6,909
Simon Property Group Inc.	34	5,244
Vornado Realty Trust	81	7,468
Welltower Inc.	88	6,384
Weyerhaeuser Co.	273	8,998

		148,323
FOOD & STAPLES RETAILING — 0.90%
CVS Health Corp.	180	13,829
Kroger Co. (The)	317	9,440
Sysco Corp.	101	5,511
Walgreens Boots Alliance Inc.	138	11,181
Whole Foods Market Inc.	214	7,488

		47,449
FOOD PRODUCTS — 2.91%
Archer-Daniels-Midland Co.	192	7,984
Bunge Ltd.	158	12,635
Campbell Soup Co.	279	16,084
Conagra Brands Inc.	142	5,473
General Mills Inc.	463	26,271
JM Smucker Co. (The)	43	5,498
Kellogg Co.	417	29,857
Kraft Heinz Co. (The)	160	14,752
McCormick & Co. Inc./MD NVS	94	9,790
Mead Johnson Nutrition Co.	60	5,365
Mondelez International Inc. Class A	431	20,080

		153,789

124

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG OPTIMIZED ETF

May 31, 2017

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.70%
Abbott Laboratories	377	$17,214
Align Technology Inc.[a]	44	6,389
Becton Dickinson and Co.	112	21,194
DENTSPLY SIRONA Inc.	77	4,891
Edwards Lifesciences Corp.[a]	82	9,435
IDEXX Laboratories Inc.[a]	42	7,072
Medtronic PLC	214	18,036
ResMed Inc.	79	5,617

		89,848
HEALTH CARE PROVIDERS & SERVICES — 3.67%
Aetna Inc.	73	10,575
AmerisourceBergen Corp.	107	9,819
Anthem Inc.	51	9,300
Cardinal Health Inc.	248	18,424
Cigna Corp.	75	12,092
DaVita Inc.[a]	75	4,970
Envision Healthcare Corp.[a]	93	5,079
Express Scripts Holding Co.[a]	87	5,198
HCA Healthcare Inc.[a]	169	13,843
Henry Schein Inc.[a]	128	23,548
Humana Inc.	43	9,987
McKesson Corp.	46	7,502
MEDNAX Inc.[a]	95	5,158
Patterson Companies Inc.	268	11,835
Quest Diagnostics Inc.	152	16,533
UnitedHealth Group Inc.	142	24,876
VCA Inc.[a]	57	5,251

		193,990
HOTELS, RESTAURANTS & LEISURE — 1.74%
Domino’s Pizza Inc.	24	5,081
Hilton Worldwide Holdings Inc.	123	8,176
Marriott International Inc./MD Class A	133	14,318
McDonald’s Corp.	147	22,181
MGM Resorts International	167	5,297
Royal Caribbean Cruises Ltd.	61	6,721
Starbucks Corp.	317	20,164
Vail Resorts Inc.	47	10,053

		91,991
HOUSEHOLD DURABLES — 0.52%
Mohawk Industries Inc.[a]	48	11,486
Newell Brands Inc.	203	10,749
Whirlpool Corp.	29	5,381

		27,616

Security	Shares	Value
HOUSEHOLD PRODUCTS — 2.50%
Clorox Co. (The)	145	$19,681
Colgate-Palmolive Co.	299	22,832
Kimberly-Clark Corp.	187	24,259
Procter & Gamble Co. (The)	741	65,275

		132,047
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.12%
AES Corp./VA	534	6,237

		6,237
INDUSTRIAL CONGLOMERATES — 3.55%
3M Co.	295	60,319
General Electric Co.	2,896	79,292
Honeywell International Inc.	315	41,892
Roper Technologies Inc.	28	6,362

		187,865
INSURANCE — 2.89%
Aflac Inc.	65	4,900
Allstate Corp. (The)	117	10,102
American International Group Inc.	222	14,126
Chubb Ltd.	79	11,312
Hartford Financial Services Group Inc. (The)	189	9,335
Lincoln National Corp.	80	5,198
Loews Corp.	114	5,376
Marsh & McLennan Companies Inc.	359	27,844
MetLife Inc.	157	7,943
Principal Financial Group Inc.	120	7,549
Progressive Corp. (The)	337	14,299
Prudential Financial Inc.	156	16,357
Travelers Companies Inc. (The)	104	12,984
Willis Towers Watson PLC	37	5,425

		152,750
INTERNET & DIRECT MARKETING RETAIL — 2.57%
Amazon.com Inc.[a]	94	93,494
Netflix Inc.[a]	109	17,775
Priceline Group Inc. (The)[a]	13	24,402

		135,671
INTERNET SOFTWARE & SERVICES — 4.86%
Alphabet Inc. Class Aa	78	76,993
Alphabet Inc. Class Ca	80	77,189
eBay Inc.[a]	153	5,248
Facebook Inc. Class Aa	552	83,606
Yahoo! Inc.[a]	279	14,039

		257,075

125

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG OPTIMIZED ETF

May 31, 2017

Security	Shares	Value
IT SERVICES — 3.69%
Accenture PLC Class A	367	$45,681
Automatic Data Processing Inc.	170	17,403
Cognizant Technology Solutions Corp. Class A	176	11,776
DXC Technology Co.[a]	67	5,194
International Business Machines Corp.	281	42,889
MasterCard Inc. Class A	172	21,135
PayPal Holdings Inc.[a]	272	14,201
Visa Inc. Class A	390	37,140

		195,419
LEISURE PRODUCTS — 0.22%
Hasbro Inc.	56	5,894
Mattel Inc.	245	5,613

		11,507
LIFE SCIENCES TOOLS & SERVICES — 1.07%
Agilent Technologies Inc.	277	16,714
Illumina Inc.[a]	29	5,143
Mettler-Toledo International Inc.[a]	16	9,325
Quintiles IMS Holdings Inc.[a]	90	7,780
Thermo Fisher Scientific Inc.	40	6,912
Waters Corp.[a]	61	10,957

		56,831
MACHINERY — 1.97%
Caterpillar Inc.	220	23,195
Cummins Inc.	153	24,128
Deere & Co.	84	10,287
Ingersoll-Rand PLC	175	15,680
Parker-Hannifin Corp.	64	10,078
Snap-on Inc.	35	5,658
Xylem Inc./NY	293	15,277

		104,303
MEDIA — 2.64%
Charter Communications Inc. Class Aa	29	10,021
Comcast Corp. Class A	724	30,184
Discovery Communications Inc. Class Aa	201	5,326
Liberty Global PLC Series C NVS[a]	358	10,640
Scripps Networks Interactive Inc. Class A	76	5,033
Time Warner Inc.	290	28,852
Walt Disney Co. (The)	459	49,544

		139,600
METALS & MINING — 0.10%
Nucor Corp.	94	5,461

		5,461

Security	Shares	Value
MULTI-UTILITIES — 1.12%
CMS Energy Corp.	209	$9,909
Consolidated Edison Inc.	169	13,992
Dominion Energy Inc.	138	11,146
Public Service Enterprise Group Inc.	117	5,254
Sempra Energy	164	19,104

		59,405
MULTILINE RETAIL — 0.30%
Nordstrom Inc.	129	5,392
Target Corp.	191	10,534

		15,926
OIL, GAS & CONSUMABLE FUELS — 4.12%
Apache Corp.	102	4,770
ConocoPhillips	419	18,725
Devon Energy Corp.	154	5,233
EOG Resources Inc.	90	8,128
EQT Corp.	92	5,085
Exxon Mobil Corp.	1,052	84,686
Hess Corp.	212	9,729
Kinder Morgan Inc./DE	400	7,504
Marathon Oil Corp.	374	4,869
Marathon Petroleum Corp.	169	8,795
Newfield Exploration Co.[a]	151	4,904
Noble Energy Inc.	234	6,713
Occidental Petroleum Corp.	252	14,850
ONEOK Inc.	101	5,018
Phillips 66	134	10,199
Pioneer Natural Resources Co.	32	5,339
Valero Energy Corp.	137	8,421
Williams Companies Inc. (The)	166	4,748

		217,716
PHARMACEUTICALS — 4.43%
Allergan PLC	39	8,726
Bristol-Myers Squibb Co.	460	24,817
Eli Lilly & Co.	256	20,370
Jazz Pharmaceuticals PLC[a]	34	4,949
Johnson & Johnson	642	82,337
Merck & Co. Inc.	801	52,153
Pfizer Inc.	671	21,908
Zoetis Inc.	310	19,307

		234,567
PROFESSIONAL SERVICES — 0.18%
ManpowerGroup Inc.	94	9,576

		9,576

126

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG OPTIMIZED ETF

May 31, 2017

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.27%
CBRE Group Inc. Class Aa	237	$8,267
Jones Lang LaSalle Inc.	50	5,773

		14,040
ROAD & RAIL — 0.98%
AMERCO	14	5,170
CSX Corp.	194	10,509
Norfolk Southern Corp.	95	11,783
Union Pacific Corp.	221	24,376

		51,838
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.34%
Analog Devices Inc.	70	6,003
Applied Materials Inc.	347	15,920
Broadcom Ltd.	54	12,932
Intel Corp.	1,566	56,548
Lam Research Corp.	63	9,776
Micron Technology Inc.[a]	187	5,754
NVIDIA Corp.	148	21,364
QUALCOMM Inc.	232	13,287
Skyworks Solutions Inc.	50	5,322
Texas Instruments Inc.	362	29,861

		176,767
SOFTWARE — 6.01%
Activision Blizzard Inc.	93	5,448
Adobe Systems Inc.[a]	95	13,477
ANSYS Inc.[a]	64	8,085
Autodesk Inc.[a]	73	8,159
CA Inc.	292	9,277
Cadence Design Systems Inc.[a]	160	5,622
Citrix Systems Inc.[a]	71	5,860
Dell Technologies Inc. Class Va	175	12,143
Electronic Arts Inc.[a]	48	5,440
Intuit Inc.	105	14,767
Microsoft Corp.	2,194	153,229
Oracle Corp.	953	43,257
salesforce.com Inc.[a]	219	19,631
Symantec Corp.	274	8,305
Workday Inc. Class Aa	53	5,299

		317,999
SPECIALTY RETAIL — 2.34%
Best Buy Co. Inc.	233	13,838
CarMax Inc.[a]	83	5,215
Foot Locker Inc.	89	5,287

Security	Shares	Value
Gap Inc. (The)	255	$5,738
Home Depot Inc. (The)	335	51,426
Lowe’s Companies Inc.	260	20,480
Signet Jewelers Ltd.	92	4,425
Tiffany & Co.	147	12,783
Tractor Supply Co.	87	4,798

		123,990
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.34%
Apple Inc.	1,284	196,144
Hewlett Packard Enterprise Co.	752	14,145
HP Inc.	749	14,051
Xerox Corp.	767	5,423

		229,763
TEXTILES, APPAREL & LUXURY GOODS — 0.78%
NIKE Inc. Class B	492	26,071
PVH Corp.	53	5,615
VF Corp.	178	9,577

		41,263
THRIFTS & MORTGAGE FINANCE — 0.10%
New York Community Bancorp. Inc.	426	5,504

		5,504
TRADING COMPANIES & DISTRIBUTORS — 0.26%
United Rentals Inc.[a]	47	5,110
WW Grainger Inc.	50	8,614

		13,724

TOTAL COMMON STOCKS (Cost: $4,822,780)		5,279,526

SHORT-TERM INVESTMENTS — 0.67%

MONEY MARKET FUNDS — 0.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[d,e,f]	29,520	29,535
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[d,e]	5,963	5,963

		35,498

TOTAL SHORT-TERM INVESTMENTS (Cost: $35,497)		35,498

127

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG OPTIMIZED ETF

May 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.49%
(Cost: $4,858,277)[g]	$5,315,024
Other Assets, Less Liabilities — (0.49)%	(26,072)

NET ASSETS — 100.00%	$5,288,952

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $4,858,277. Net unrealized appreciation was $456,747, of which $567,397 represented gross unrealized appreciation on securities and $110,650 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	—	117	(46)	71	$29,056	$543	$670
PNC Financial Services Group Inc. (The)	—	255	(85)	170	20,179	224	1,267

					$49,235	$767	$1,937

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$5,279,526	$—	$—	$5,279,526
Money market funds	35,498	—	—	35,498

Total	$5,315,024	$—	$—	$5,315,024

128

Item 2. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: July 28, 2017

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: July 28, 2017